PROSPECTUS DECEMBER 29, 2000 (revised March 9, 2001)

J.P. MORGAN
MONEY MARKET FUNDS

THIS PROSPECTUS OFFERS:

PREMIER SHARES

100% U.S. TREASURY SECURITIES MONEY MARKET FUND

TREASURY PLUS MONEY MARKET FUND

FEDERAL MONEY MARKET FUND II

U.S. GOVERNMENT MONEY MARKET FUND

PRIME MONEY MARKET FUND II

TAX FREE MONEY MARKET FUND

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[CHASE LOGO]

THE RIGHT RELATIONSHIP IS EVERYTHING.-Registered Trademark-

PSMMP-1-1200  X

100% U.S. TREASURY SECURITIES MONEY MARKET FUND    1
TREASURY PLUS MONEY MARKET FUND                    5
FEDERAL MONEY MARKET FUND II                       9
U.S. GOVERNMENT MONEY MARKET FUND                 13
PRIME MONEY MARKET FUND II                        17
TAX FREE MONEY MARKET FUND                        22

THE FUNDS' INVESTMENT ADVISER                     27

HOW YOUR ACCOUNT WORKS                            28

BUYING FUND SHARES                                28
SELLING FUND SHARES                               30
DISTRIBUTION ARRANGEMENTS                         31
OTHER INFORMATION CONCERNING THE FUNDS            31
DISTRIBUTIONS AND TAXES                           32

SHAREHOLDER SERVICES                              33

WHAT THE TERMS MEAN                               34

FINANCIAL HIGHLIGHTS                              35

HOW TO REACH US                           BACK COVER

J.P. MORGAN 100% U.S. TREASURY SECURITIES MONEY MARKET FUND

[SIDENOTE]

THE FUND'S OBJECTIVE

The Fund aims to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal.

THE FUND'S MAIN INVESTMENT STRATEGY

The Fund invests solely in direct debt securities of the U.S. Treasury, including Treasury bills, bonds and notes. These investments carry different interest rates, maturities and issue dates.

The Fund does not buy securities issued or guaranteed by agencies of the U.S. government and it does not enter into repurchase agreements. The dollar weighted average maturity of the Fund will be 90 days or less and the Fund will buy only those investments which have remaining maturities of 397 days or less.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the Fund's advisers.

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities and market sectors.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may change any of its investment policies (except its investment objective) without shareholder approval.

J.P. MORGAN 100% U.S. TREASURY SECURITIES MONEY MARKET FUND

THE MAIN INVESTMENT RISKS

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This would hurt the Fund's performance.

[SIDENOTE]

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE 100% U.S. TREASURY SECURITIES MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SECURITIES IN THE FUND'S PORTFOLIO MAY NOT EARN AS HIGH A CURRENT INCOME AS LONGER TERM OR LOWER-QUALITY SECURITIES.

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and since inception.

The performance for the period before Premier Class Shares were launched in June 1996 is based upon the performance for the Vista Class Shares of the Fund.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

YEAR-BY-YEAR RETURNS

PAST PERFORMANCE DOES NOT PREDICT HOW THIS FUND WILL PERFORM IN THE FUTURE. THE BARS FOR 1992--1996 ARE BASED UPON THE PERFORMANCE FOR THE VISTA CLASS SHARES OF THE FUND.

[BAR CHART]

[PLOT POINTS]

           1992         3.35%
           1993         2.60%
           1994         3.50%
           1995         5.17%
           1996         4.75%
           1997         4.95%
           1998         4.93%
           1999         4.36%
           2000         5.60%

BEST QUARTER                    1.49%
                    4TH QUARTER, 2000
WORST QUARTER                   0.63%
                    2ND QUARTER, 1993

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDING DECEMBER 31, 2000

                                                    SINCE
                                                    INCEPTION
                       PAST 1 YEAR   PAST 5 YEARS   (11/30/91)
PREMIER SHARES         5.60%         4.93%          4.36%

J.P. MORGAN 100% U.S. TREASURY SECURITIES MONEY MARKET FUND

FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):

NONE

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

                                                               TOTAL ANNUAL
                   MANAGEMENT    DISTRIBUTION    OTHER         FUND OPERATING
CLASS OF SHARES    FEES          (12B-1) FEES    EXPENSES      EXPENSES
PREMIER SHARES     0.10%         NONE            0.42%#        0.52%#

* THE TABLE IS BASED ON EXPENSES INCURRED DURING THE MOST RECENT FISCAL YEAR.

# RESTATED FROM THE MOST RECENT FISCAL YEAR TO REFLECT CURRENT EXPENSE
  ARRANGEMENTS.

THE ACTUAL OTHER EXPENSES ARE EXPECTED TO BE 0.38% AND TOTAL ANNUAL FUND OPERATING EXPENSES ARE NOT EXPECTED TO EXCEED 0.48%. THAT IS BECAUSE J.P. MORGAN FLEMING ASSET MANAGEMENT (USA), INC. (JPMFAM (USA)) AND SOME OF THE FUND'S OTHER SERVICE PROVIDERS HAVE VOLUNTEERED NOT TO COLLECT A PORTION OF THEIR FEES AND TO REIMBURSE OTHERS. JPMFAM (USA) AND THESE OTHER SERVICE PROVIDERS MAY TERMINATE THIS ARRANGEMENT AT ANY TIME.

THE TABLE DOES NOT REFLECT CHARGES OR CREDITS WHICH YOU MIGHT INCUR IF YOU INVEST THROUGH A FINANCIAL INSTITUTION.

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

- you invest $10,000

- you sell all your shares at the end of the period

- your investment has a 5% return each year

- you reinvested all your dividends, and

- the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                               1 YEAR      3 YEARS     5 YEARS      10 YEARS
PREMIER SHARES                 $53         $167        $291         $653

J.P. MORGAN TREASURY PLUS MONEY MARKET FUND

[SIDENOTE]

THE FUND'S OBJECTIVE

The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

THE FUND'S MAIN INVESTMENT STRATEGY

The Fund invests at least 65% of its assets in direct debt securities of the U.S. Treasury, including Treasury bills, bonds and notes, and repurchase agreements collateralized by these investments. These debt securities carry different interest rates, maturities and issue dates.

The Fund also seeks to enhance its performance by investing in repurchase agreements, using debt securities guaranteed by the U.S. Treasury as collateral.

The dollar weighted average maturity of the Fund will be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is

J.P. MORGAN TREASURY PLUS MONEY MARKET FUND

not rated, it must be considered of comparable quality by the Fund's advisers.

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund may change any of its investment policies (except its investment objective) without shareholder approval.

THE MAIN INVESTMENT RISKS

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This would hurt the Fund's performance.

[SIDENOTE]

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE TREASURY PLUS MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SECURITIES IN THE FUND'S PORTFOLIO MAY NOT EARN AS HIGH A CURRENT INCOME AS LONGER TERM OR LOWER-QUALITY SECURITIES.

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and since inception.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

YEAR-BY-YEAR RETURNS

PAST PERFORMANCE DOES NOT PREDICT HOW THIS FUND WILL
PERFORM IN THE FUTURE.

[BAR CHART]

[PLOT POINTS]

           1995         5.43%
           1996         4.90%
           1997         5.09%
           1998         5.04%
           1999         4.59%
           2000         5.90%

BEST QUARTER                    1.55%
                    4TH QUARTER, 2000
WORST QUARTER                   1.05%
                    1ST QUARTER, 1999

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDING DECEMBER 31, 2000

                                                     SINCE
                                                     INCEPTION
                       PAST 1 YEAR   PAST 5 YEARS    (4/20/94)
PREMIER SHARES         5.90%         5.10%           5.06%

J.P. MORGAN TREASURY PLUS MONEY MARKET FUND

FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):

NONE

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

                                                                TOTAL ANNUAL
                   MANAGEMENT    DISTRIBUTION     OTHER         FUND OPERATING
CLASS OF SHARES    FEES          (12B-1) FEES     EXPENSES      EXPENSES
PREMIER SHARES     0.10%         NONE             0.41%         0.51%

* THE TABLE IS BASED ON EXPENSES INCURRED DURING THE MOST RECENT FISCAL YEAR.

THE ACTUAL OTHER EXPENSES ARE EXPECTED TO BE 0.35% AND TOTAL ANNUAL FUND OPERATING EXPENSES ARE NOT EXPECTED TO EXCEED 0.45%. THAT IS BECAUSE J.P. MORGAN FLEMING ASSET MANAGEMENT (USA), INC. (JPMFAM (USA)) AND SOME OF THE FUND'S OTHER SERVICE PROVIDERS HAVE VOLUNTEERED NOT TO COLLECT A PORTION OF THEIR FEES AND TO REIMBURSE OTHERS. JPMFAM (USA) AND THESE OTHER SERVICE PROVIDERS MAY TERMINATE THIS ARRANGEMENT AT ANY TIME.

THE TABLE DOES NOT REFLECT CHARGES OR CREDITS WHICH YOU MIGHT INCUR IF YOU INVEST THROUGH A FINANCIAL INSTITUTION.

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

- you invest $10,000

- you sell all your shares at the end of the period

- your investment has a 5% return each year

- you reinvested all your dividends, and

- the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                1 YEAR      3 YEARS     5 YEARS      10 YEARS
PREMIER SHARES                  $52         $164        $285         $640

J.P. MORGAN FEDERAL MONEY MARKET FUND II

[SIDENOTE]

THE FUND'S OBJECTIVE

The Fund aims to provide current income while still preserving capital and maintaining liquidity.

THE FUND'S MAIN INVESTMENT STRATEGY

The Fund invests primarily in:

- direct debt securities of the U.S. Treasury, including Treasury bills, bonds and notes, and

- debt securities that certain U.S. government agencies or authorities have either issued or guaranteed as to principal and interest.

The Fund does not enter into repurchase agreements. The dollar weighted average maturity of the Fund will be 90 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the Fund's advisers.

J.P. MORGAN FEDERAL MONEY MARKET FUND II

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund may change any of its investment policies (except its investment objective) without shareholder approval.

THE MAIN INVESTMENT RISKS

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This would hurt the Fund's performance.

[SIDENOTE]

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FEDERAL MONEY MARKET FUND II SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SECURITIES IN THE FUND'S PORTFOLIO MAY NOT EARN AS HIGH A CURRENT INCOME AS LONGER TERM OR LOWER-QUALITY SECURITIES.

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and since inception.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.


YEAR-BY-YEAR RETURNS

PAST PERFORMANCE DOES NOT PREDICT HOW THIS FUND WILL PERFORM IN THE FUTURE.

[BAR CHART]

[PLOT POINTS]

           1995         5.52%
           1996         5.02%
           1997         5.19%
           1998         5.08%
           1999         4.73%
           2000         5.90%

BEST QUARTER                    1.53%
                    4TH QUARTER, 2000
WORST QUARTER                   1.10%
                    1ST QUARTER, 1999

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDING DECEMBER 31, 2000

                                                 SINCE
                                                 INCEPTION
                    PAST 1 YEAR   PAST 5 YEARS   (4/20/94)
PREMIER SHARES      5.90%         5.18%          5.16%

J.P. MORGAN FEDERAL MONEY MARKET FUND II

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):

NONE

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

                                                                TOTAL ANNUAL
                    MANAGEMENT    DISTRIBUTION    OTHER         FUND OPERATING
CLASS OF SHARES     FEES          (12B-1) FEES    EXPENSES      EXPENSES
PREMIER SHARES      0.10%         NONE            0.39%#        0.49%#

* THE TABLE IS BASED ON EXPENSES INCURRED DURING THE MOST RECENT FISCAL YEAR.

# RESTATED FROM THE MOST RECENT FISCAL YEAR TO REFLECT CURRENT EXPENSE
  ARRANGEMENTS.

THE TABLE DOES NOT REFLECT CHARGES OR CREDITS WHICH YOU MIGHT INCUR IF YOU INVEST THROUGH A FINANCIAL INSTITUTION.

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

- you invest $10,000

- you sell all your shares at the end of the period

- your investment has a 5% return each year

- you reinvested all your dividends, and

- the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                               1 YEAR      3 YEARS     5 YEARS      10 YEARS
PREMIER SHARES                 $50         $157        $274         $616

J.P. MORGAN U.S. GOVERNMENT MONEY MARKET FUND

[SIDENOTE]

THE FUND'S OBJECTIVE

The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

THE FUND'S MAIN INVESTMENT STRATEGY

The Fund invests substantially all its assets in:

- debt securities issued or guaranteed by the U.S. Treasury or agencies or authorities of the U.S. Government, and

- repurchase agreements using these securities as collateral.

The dollar weighted average maturity of the Fund will be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the Fund's advisers.

The Fund seeks to develop an appropriate portfolio by considering the

J.P. MORGAN U.S. GOVERNMENT MONEY MARKET FUND

differences in yields among securities of different maturities, market sectors and issuers.

The Fund may change any of its investment policies (except its investment objective) without shareholder approval.

THE MAIN INVESTMENT RISKS

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This would hurt the Fund's performance.

[SIDENOTE]

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE U.S. GOVERNMENT MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SECURITIES IN THE FUND'S PORTFOLIO MAY NOT EARN AS HIGH A CURRENT INCOME AS LONGER TERM OR LOWER-QUALITY SECURITIES.

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and ten years.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.


YEAR-BY-YEAR RETURNS

PAST PERFORMANCE DOES NOT PREDICT HOW THIS FUND WILL PERFORM IN THE
FUTURE.

[BAR CHART]

[PLOT POINTS]

          1991                  5.81%
          1992                  3.40%
          1993                  2.71%
          1994                  3.83%
          1995                  5.54%
          1996                  5.02%
          1997                  5.13%
          1998                  5.14%
          1999                  4.77%
          2000                  6.04%

BEST QUARTER                    1.57%
                    1ST QUARTER, 1991
WORST QUARTER                   0.66%
                    2ND QUARTER, 1993

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDING DECEMBER 31, 2000

                   PAST 1 YEAR    PAST 5 YEARS    PAST 10 YEARS
PREMIER SHARES     6.04%          5.22%           4.73%

J.P. MORGAN U.S. GOVERNMENT MONEY MARKET FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):

NONE

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

                                                 TOTAL ANNUAL
                  MANAGEMENT    DISTRIBUTION     OTHER          FUND OPERATING
CLASS OF SHARES   FEES          (12B-1) FEES     EXPENSES       EXPENSES
PREMIER SHARES    0.10%         0.10%            0.38%          0.58%

* THE TABLE IS BASED ON EXPENSES INCURRED DURING THE MOST RECENT FISCAL YEAR.

THE ACTUAL DISTRIBUTION FEES ARE EXPECTED TO BE 0.06%, THE ACTUAL OTHER EXPENSES ARE EXPECTED TO BE 0.29%, AND TOTAL ANNUAL FUND OPERATING EXPENSES ARE NOT EXPECTED TO EXCEED 0.45%. THAT IS BECAUSE J.P. MORGAN FLEMING ASSET MANAGEMENT (USA), INC. (JPMFAM (USA)) AND SOME OF THE FUND'S OTHER SERVICE PROVIDERS HAVE VOLUNTEERED NOT TO COLLECT A PORTION OF THEIR FEES AND TO REIMBURSE OTHERS. JPMFAM (USA) AND THESE OTHER SERVICE PROVIDERS MAY TERMINATE THIS ARRANGEMENT AT ANY TIME.

THE TABLE DOES NOT REFLECT CHARGES OR CREDITS WHICH YOU MIGHT INCUR IF YOU INVEST THROUGH A FINANCIAL INSTITUTION.

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

- you invest $10,000

- you sell all your shares at the end of the period

- your investment has a 5% return each year

- you reinvested all your dividends, and

- the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                      1 YEAR      3 YEARS     5 YEARS      10 YEARS
PREMIER SHARES        $59         $186        $324         $726

J.P. MORGAN PRIME MONEY MARKET FUND II

[SIDENOTE]

THE FUND'S OBJECTIVE

The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

THE FUND'S MAIN INVESTMENT STRATEGY

The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars.

The Fund principally invests in:

- high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations

- debt securities issued or guaranteed by qualified banks. These are:

  - U.S. banks with more than $1 billion in total assets, and foreign branches of these banks

  - foreign banks with the equivalent of more than $10 billion in total assets and which have branches or agencies in the U.S.

  - other U.S. or foreign commercial banks which the Fund's advisers judge to have comparable credit standing

- securities issued or guaranteed by the U.S. Government, its agencies or authorities

- asset-backed securities

- repurchase agreements

The dollar weighted average maturity of the Fund will be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

J.P. MORGAN PRIME MONEY MARKET FUND II

The Fund may invest any portion of its assets in debt securities issued or guaranteed by U.S. banks and their foreign branches. These include certificates of deposit, time deposits and bankers' acceptances.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the Fund's advisers.

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may change any of its investment policies (except its investment objective) without shareholder approval.

THE MAIN INVESTMENT RISKS

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

The Fund's ability to concentrate its investments in the banking industry could increase risks. The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers get into financial trouble and can't repay their loans.

Investments in foreign banks and other foreign issuers may be riskier than investments in the United States. That could be, in part, because of difficulty converting investments into cash, political and economic instability, the imposition of government controls, or regulations that don't match U.S. standards.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This would hurt the Fund's performance.

[SIDENOTE]

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE PRIME MONEY MARKET FUND II SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SECURITIES IN THE FUND'S PORTFOLIO MAY NOT EARN AS HIGH A CURRENT INCOME AS LONGER TERM OR LOWER-QUALITY SECURITIES.

J.P. MORGAN PRIME MONEY MARKET FUND II

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and since inception.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

YEAR-BY-YEAR RETURNS

PAST PERFORMANCE DOES NOT PREDICT HOW THIS FUND WILL PERFORM IN THE FUTURE.

[BAR CHART]

[PLOT POINTS]

           1994         4.10%
           1995         5.66%
           1996         5.20%
           1997         5.37%
           1998         5.32%
           1999         4.97%
           2000         6.18%

BEST QUARTER                    1.59%
                    3RD QUARTER, 2000
WORST QUARTER                   0.75%
                    1ST QUARTER, 1994

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDING DECEMBER 31, 2000

                                                  SINCE
                                                  INCEPTION
                     PAST 1 YEAR   PAST 5 YEARS   (11/15/93)
PREMIER SHARES       6.18%         5.41%          5.20%

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):

NONE

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

                                                                TOTAL ANNUAL
                   MANAGEMENT    DISTRIBUTION     OTHER         FUND OPERATING
CLASS OF SHARES    FEES          (12B-1) FEES     EXPENSES      EXPENSES
PREMIER SHARES     0.10%         NONE             0.38%#        0.48%#

* THE TABLE IS BASED ON EXPENSES INCURRED DURING THE MOST RECENT FISCAL YEAR.

# RESTATED FROM THE MOST RECENT FISCAL YEAR TO REFLECT CURRENT EXPENSE
  ARRANGEMENTS.

THE ACTUAL OTHER EXPENSES ARE EXPECTED TO BE 0.35% AND TOTAL ANNUAL FUND OPERATING EXPENSES ARE NOT EXPECTED TO EXCEED 0.45%. THAT IS BECAUSE J.P. MORGAN FLEMING ASSET MANAGEMENT (USA), INC. (JPMFAM (USA)) AND SOME OF THE FUND'S OTHER SERVICE PROVIDERS HAVE VOLUNTEERED NOT TO COLLECT A PORTION OF THEIR FEES AND TO REIMBURSE OTHERS. JPMFAM (USA) AND THESE OTHER SERVICE PROVIDERS MAY TERMINATE THIS ARRANGEMENT AT ANY TIME.

THE TABLE DOES NOT REFLECT CHARGES OR CREDITS WHICH YOU MIGHT INCUR IF YOU INVEST THROUGH A FINANCIAL INSTITUTION.

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

- you invest $10,000

- you sell all your shares at the end of the period

- your investment has a 5% return each year

- you reinvested all your dividends, and

- the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                       1 YEAR      3 YEARS     5 YEARS      10 YEARS
PREMIER SHARES         $49         $154        $269         $604

J.P. MORGAN TAX FREE MONEY MARKET FUND

[SIDENOTE]

THE FUND'S OBJECTIVE

The Fund aims to provide the highest possible level of current income which is excluded from gross income, while still preserving capital and maintaining liquidity.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal market conditions, the Fund will try to invest 100% of its assets in municipal obligations, the interest on which is excluded from gross income and which is not subject to the alternative minimum tax on individuals.

As a fundamental policy, the Fund will invest at least 80% of its assets in municipal obligations. The remaining 20% of total assets may be invested in securities which are subject to federal income tax or the federal alternative minimum tax for individuals. To temporarily defend its assets, the Fund may exceed this limit.

The Fund may also invest in municipal lease obligations. These provide participation in municipal lease agreements and installment purchase contracts.

The Fund invests only in securities issued and payable in U.S. dollars.

Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the Fund's advisers.

The dollar-weighted average maturity of the Fund will be 90 days or less and the Fund will buy only those investments which have remaining maturities of 397 days or less.

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may change any of its non-fundamental investment policies (except its investment objective) without shareholder approval.

THE MAIN INVESTMENT RISKS

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Changes in a municipality's financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently. This could decrease the Fund's income or hurt its ability to preserve capital and liquidity.

[SIDENOTE]

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE TAX FREE MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SECURITIES IN THE FUND'S PORTFOLIO MAY NOT EARN AS HIGH A CURRENT INCOME AS LONGER TERM OR LOWER-QUALITY SECURITIES.

J.P. MORGAN TAX FREE MONEY MARKET FUND

Under some circumstances, municipal obligations might not pay interest unless the state or municipal legislature authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn.

Interest on certain municipal obligations is subject to the federal alternate minimum tax. Normally, up to 20% of the Fund's total assets may be invested in securities that are subject to this tax. Consult your tax professional for more information.

The Fund may invest in municipal obligations backed by foreign institutions. This could carry more risk than securities backed by U.S. institutions because of political and economic instability, the imposition of government controls, or regulations that don't match U.S. standards.

The Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. That makes it more susceptible to economic problems among the institutions issuing the securities. In addition, more than 25% of the Fund's assets may be invested in securities which rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments which affect those projects.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This would hurt the Fund's performance.

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and ten years.

The performance for the period before Premier Class Shares were launched in October 1990 is based upon the performance for the Vista Class Shares of the Fund.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

YEAR-BY-YEAR RETURNS

PAST PERFORMANCE DOES NOT PREDICT HOW THIS FUND WILL PERFORM IN THE FUTURE.

[BAR CHART]

[PLOT POINTS]

           1991         4.38%
           1992         2.83%
           1993         2.13%
           1994         2.46%
           1995         3.42%
           1996         3.04%
           1997         3.23%
           1998         3.05%
           1999         2.83%
           2000         3.71%

BEST QUARTER                   1.16%
                   1ST QUARTER, 1991
WORST QUARTER                  0.48%
                   1ST QUARTER, 1994

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDING DECEMBER 31, 2000

                  PAST 1 YEAR    PAST 5 YEARS   PAST 10 YEARS
PREMIER SHARES    3.71%          3.17%          3.11%

J.P. MORGAN TAX FREE MONEY MARKET FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):

NONE

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

                                                                TOTAL ANNUAL
                   MANAGEMENT    DISTRIBUTION     OTHER         FUND OPERATING
CLASS OF SHARES    FEES          (12B-1) FEES     EXPENSES      EXPENSES
PREMIER SHARES     0.10%         NONE             0.41%#        0.51%#

* THE TABLE IS BASED ON EXPENSES INCURRED DURING THE MOST RECENT FISCAL YEAR.

# RESTATED FROM THE MOST RECENT FISCAL YEAR TO REFLECT CURRENT EXPENSE
  ARRANGEMENTS.

THE TABLE DOES NOT REFLECT CHARGES OR CREDITS WHICH YOU MIGHT INCUR IF YOU INVEST THROUGH A FINANCIAL INSTITUTION.

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

- you invest $10,000

- you sell all your shares at the end of the period

- your investment has a 5% return each year

- you reinvested all your dividends, and

- the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                    1 YEAR      3 YEARS     5 YEARS      10 YEARS
PREMIER SHARES      $52         $164        $285         $640

THE FUNDS' INVESTMENT ADVISER

THE FUNDS' INVESTMENT ADVISER

J.P. Morgan Fleming Asset Management (USA), Inc. (JPMFAM (USA)) is the investment adviser to the Funds and makes the day-to-day investment decisions for each Fund. JPMFAM (USA) is a wholly owned subsidiary of J.P. Morgan Chase & Co. (J.P. Morgan Chase), a bank holding company. JPMFAM (USA) provides the Funds with the investment advice and supervision. JPMFAM (USA) provides discretionary investment services to institutional clients and is located at 1211 Avenue of Americas New York, NY 10036.

Prior to February 28, 2001 the adviser to the Funds was The Chase Manhattan Bank (Chase). For the fiscal year ended August 31, 2000, Chase was paid management fees (net of waivers) of 0.10% of the average daily net assets of each Fund.

HOW YOUR ACCOUNT WORKS

BUYING FUND SHARES

You don't pay any sales charge (sometimes called a load) when you buy shares in these funds. The price you pay for your shares is the net asset value per share (NAV). NAV is the value of everything a Fund owns, minus everything it owes, divided by the number of shares held by investors. All of these Funds seek to maintain a stable NAV of $1.00. Each Fund uses the amortized cost to value its portfolio of securities. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different than the price the Fund would receive if it sold the investment.

The NAV of each class of shares is generally calculated as of 6:00 p.m. eastern time each day the Funds are accepting purchase orders. You'll pay the next NAV calculated after the J.P. Morgan Funds Service Center receives your order in proper form. An order is in proper form only after funds are converted into federal funds.

The center accepts purchase orders on any business day that the Federal Reserve Bank of New York and the New York Stock Exchange are open. If you send us an order in proper form by a Fund's cut-off time, we'll process your order at that day's price and you'll be entitled to all dividends declared on that day. If we receive your order after the cut-off time, we'll generally process it at the next day's price, but we may process it that day if we receive it before 4:00 p.m. (Eastern time). If you pay by check before the cut-off time, we'll generally process your order the next day the Funds are open for business. Normally, the cut-off (in Eastern time) is:

100% U.S. TREASURY
SECURITIES MONEY
MARKET FUND               NOON

TAX FREE MONEY
MARKET FUND               NOON

FEDERAL MONEY
MARKET FUND II            2:00 P.M.

U.S. GOVERNMENT
MONEY MARKET FUND         4:00 P.M.

PRIME MONEY
MARKET FUND II            5:00 P.M.

TREASURY PLUS
MONEY MARKET FUND         4:00 P.M.

A later cut-off time may be permitted for investors buying their shares (through Chase or a bank affiliate of Chase) so long as such later cut-off time is before the Fund's NAV is calculated. If you buy through an agent and not directly from the J.P. Morgan Funds Service Center, the agent could set earlier cut-off times. Each Fund can set an earlier cut-off time if the Public Securities Association recommends that the U.S. Government securities market close trading early.

You must provide a Taxpayer Identification Number when you open an account.

The Funds have the right to reject any purchase order.

TO OPEN AN ACCOUNT, BUY OR SELL SHARES OR GET FUND INFORMATION, CALL:

THE J.P. MORGAN SERVICE CENTER
1-800-62-CHASE

QUALIFIED INVESTORS

Premier shares are available only to qualified investors. These are defined as institutions, trusts, partnerships, corporations and certain retirement plans and fiduciary accounts opened by a bank, trust company or thrift institution which has investment authority over such accounts, as well as individuals who meet a Fund's minimum investment requirements for Premier shares. Your agent may not offer these shares to all types of qualified investors and may set additional investor qualification requirements for these shares.

MINIMUM INVESTMENTS

First time investors must buy a minimum $100,000 worth of Premier Shares in a Fund to open an account. There are no minimum levels for subsequent purchases, but you must always have at least $100,000 in your account.

Make your check out to J.P. Morgan Funds in U.S. dollars. We won't accept credit cards, cash, or checks from a third party. You cannot sell your shares until your check has cleared, which could take 15 calendar days. If you buy through an Automated Clearing House, you can't sell your shares until the payment clears. That could take more than seven business days. Your purchase will be canceled if your check

HOW YOUR ACCOUNT WORKS

doesn't clear and you'll be responsible for any expenses and losses to the Funds. Orders by wire will be canceled if the J.P. Morgan Funds Service Center doesn't receive payment by the later of the Fund's cut-off time or 4:00 p.m. Eastern time on the day you buy.

OPENING YOUR ACCOUNT AND BUYING SHARES

THROUGH YOUR INVESTMENT REPRESENTATIVE

Tell your representative which Funds you want to buy and he or she will contact us. Your representative may charge you a fee and may offer additional services, such as special purchase and redemption programs, "sweep" programs, cash advances and redemption checks. Your representative may set different minimum investments and earlier cut-off times.

SELLING FUND SHARES

You can sell your shares on any day the J.P. Morgan Funds Service Center is open for trading, either directly to the Funds or through your investment representative. You'll receive the next NAV calculated after the J.P. Morgan Funds Service Center accepts your order.

Under normal circumstances, if your request is received before a Fund's cut-off time, the Fund will send you the proceeds the next business day. We won't accept an order to sell shares if the Fund hasn't collected your payment for the shares.

Each Fund may stop accepting orders to sell and may postpone payments for more than seven days, as federal securities laws permit.

You'll need to have your signature guaranteed if you want your payment sent to an address other than the one we have in our records. We may also need additional documents or a letter from a surviving joint owner before selling the shares.

SELLING SHARES

THROUGH YOUR INVESTMENT REPRESENTATIVE

Tell your representative which Funds you want to sell. He or she will send the necessary documents to the Funds. Your representative might charge you for this service.

THROUGH THE J.P. MORGAN FUNDS SERVICE CENTER

Call 1-800-622-4273. We will mail you a check or send the proceeds via electronic transfer or wire. If you have changed your address of record within the previous 30 days or if you sell $25,000 or more worth of Fund shares by phone, we'll send the proceeds by electronic transfer or by wire only to the bank account on our records. We charge $10 for each transaction by wire.

Or

Send a signed letter with your instructions to:

J.P. MORGAN FUNDS SERVICE CENTER
P.O. BOX 219392
KANSAS CITY, MO 64121-9392

DISTRIBUTION ARRANGEMENTS

J.P. Morgan Fund Distributors Inc. (JPM) is the distributor for the Funds. It is a subsidiary of The BISYS Group, Inc. and is not affiliated with Chase. The U.S. Government Money Market Fund has adopted a Rule 12b-1 distribution plan under which it pays up to 0.10% of its Premier Class assets in distributor fees.

This payment covers such things as payments for services provided by broker-dealers and expenses connected to sale of shares. Payments are not tied to the amount of actual expenses incurred. Because 12b-1 expenses are paid out of a fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

OTHER INFORMATION CONCERNING THE FUNDS

We may close your account if the balance falls below $100,000 because you've sold shares. We may also close the account if you fail to meet investment minimums in 12 months. We'll give you 60 days notice before closing your account.

Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we'll ask that person to confirm your account registration and address to make sure they match those you provided us. If they give us the correct information, we are generally authorized to follow that person's instructions. We'll take all reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold a Fund liable for any loss or expenses from any sales request, if the Fund takes reasonable precautions. The Funds will be liable for any losses to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.

You may not always reach the J.P. Morgan Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.

The Funds have agreements with certain shareholder servicing agents (including JPMFAM (USA)) under which the shareholder servicing agents have agreed to provide certain support services to their customers. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.25% of the average daily net assets of the Premier Shares of each Fund held by investors serviced by the shareholder servicing agent.

JPMFAM (USA) and/or JPM may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers. The amount may be up to an additional 0.10% annually of the average net assets of

HOW YOUR ACCOUNT WORKS

each Fund attributable to shares of the Fund held by customers of those shareholder servicing agents.

Each Fund may issue multiple classes of shares. This prospectus relates only to Premier shares of the Funds. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive different amount for each class.

Chase and its affiliates and the Funds and their affiliates, agents and subagents may share information about shareholders and their accounts with each other and with others unless this sharing is prohibited by contract. This information can be used for a variety of purposes, including offering investment and insurance products to shareholders.

DISTRIBUTIONS AND TAXES

The Funds can earn income and they can realize capital gain. The Funds deduct any expenses then pay out these earnings to shareholders as distributions.

The Funds declare dividends daily, so your shares can start earning dividends on the day you buy them. We distribute the dividends monthly in the form of additional shares, unless you tell us that you want payment in cash or deposited in a pre-assigned bank account. The taxation of dividends won't be affected by the form in which you receive them. We distribute any short-term capital gain at least annually. The Funds do not expect to realize long-term capital gain.

Dividends are usually taxable as ordinary income at the federal, state and local levels. Dividends of tax-exempt interest income by the Tax Free Funds are not subject to federal income taxes but will generally be subject to state and local taxes. The state or municipality where you live may not charge you state and local taxes on tax-exempt interest earned on certain bonds. Dividends earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

If you receive distributions of net capital gain, the tax rate will be based on how long the Fund held a particular asset, not on how long you have owned your shares.

Early in each calendar year, the Funds will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

The above is only a general summary of tax implications of investing in these Funds. Please consult your tax adviser to see how investing in the Funds will affect your own tax situation.

SHAREHOLDER SERVICES

CHECK WRITING

Check writing privileges are available for the Premier shares. Each check you write must be for at least $2,500. Checks written on joint accounts require only one signature.

SYSTEMATIC INVESTMENT

You can also set up a systematic exchange program to automatically exchange shares on a regular basis. It's a free service.

EXCHANGE PRIVILEGES

You can exchange your Premier shares for shares in certain other J.P. Morgan funds. For tax purposes, an exchange is treated as a sale of Fund shares. Carefully read the prospectus of the fund you want to buy before making an exchange. You'll need to meet any minimum investment requirements and may have to pay a sales charge. Call 1-800-622-4273 for details.

You should not exchange shares as means of short-term trading as this could increase management cost and affect all shareholders. We reserve the right to limit the number of exchanges or to refuse an exchange. We may also terminate this privilege. We charge an administration fee of $5 for each exchange if you make more than 10 exchanges in a year or three in a quarter. See the Statement of Additional Information to find out more about the exchange privilege.

You cannot have simultaneous plans for the systematic investment or exchange and the systematic withdrawal or exchange for the same fund.

EXCHANGE BY PHONE

You may also use our Telephone Exchange Privilege. You can get information by contacting the J.P. Morgan Funds Service Center or your investment representative.

WHAT THE TERMS MEAN

COMMERCIAL PAPER: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

DEMAND NOTES: A debt security with no set maturity date. The investor can generally demand payment of the principal at any time.

DISTRIBUTION FEE: Covers the cost of the distribution system used to sell shares to the public.

DOLLAR WEIGHTED AVERAGE MATURITY: The average maturity of the Fund is the average amount of time until the organizations that issued the debt securities in the Fund's portfolio must pay off the principal amount of the debt. "Dollar weighted" means the larger the dollar value of debt security in the Fund, the more weight it gets in calculating this average.

FLOATING RATE SECURITIES: Securities whose interest rates adjust automatically whenever a particular interest rate changes.

LIQUIDITY: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

MANAGEMENT FEE: A fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund's investments.

MUNICIPAL LEASE OBLIGATIONS: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of the general obligations of the municipality.

MUNICIPAL OBLIGATIONS: Debt securities issued by or on behalf of states, territories and possessions or by their agencies or other groups with authority to act for them. For securities to qualify as municipal obligations, the municipality's lawyers must give an opinion that the interest on them is not considered gross income for federal income tax purposes.

OTHER EXPENSES: Miscellaneous items, including transfer agency, administration, shareholder servicing, custody and registration fees.

REPURCHASE AGREEMENTS: A special type of a short-term investment. A dealer sells securities to a Fund and agrees to buy them back later for a set price. In effect, the dealer is borrowing the Fund's money for a short time, using the securities as collateral.

SHAREHOLDER SERVICE FEE: A fee to cover the cost of paying shareholder servicing agents to provide certain support services for your account.

VARIABLE RATE SECURITIES: Securities whose interest rates are periodically adjusted.

FINANCIAL HIGHLIGHTS

The Financial Highlights tables are intended to help you understand the Funds' financial performance for each of the past five years (or for the periods since shares were first offered). The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions).

The following tables provide selected per share data and ratios for one Premier Class share outstanding throughout each period shown.

This information is supplemented by the financial statements including accompanying notes appearing in the Funds' Annual Report to Shareholders for the year ended August 31, 2000, which is incorporated by reference into the SAI. Shareholders may obtain a copy of this annual report by contacting the Funds or their Shareholder Servicing Agent.

The financial statements, which include the financial highlights, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders.

FINANCIAL HIGHLIGHTS

J.P. MORGAN 100% U.S. TREASURY SECURITIES MONEY MARKET FUND*

                                                Year       Year       Year      Year      6/3/96
                                               ended      ended      ended     ended     through
                                             8/31/00    8/31/99    8/31/98   8/31/97   8/31/96**
PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $1.00      $1.00      $1.00     $1.00     $1.00
-------------------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income                      0.05       0.04       0.05      0.05      0.01

  Less distributions:
   Dividends from net investment income       0.05       0.04       0.05      0.05      0.01
-------------------------------------------------------------------------------------------------
Net asset value, end of period               $1.00      $1.00      $1.00     $1.00     $1.00
-------------------------------------------------------------------------------------------------

TOTAL RETURN                                  5.12%      4.40%      5.00%     4.91%     1.11%
=================================================================================================
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------
Net assets, end of period (millions)          $116        $24        $22        $6        $1
-------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets#      0.49%      0.50%      0.51%     0.55%     0.42%
-------------------------------------------------------------------------------------------------
Ratio of net investment income to
average net assets#                           5.02%      4.22%      4.99%     4.80%     3.45%
-------------------------------------------------------------------------------------------------
Ratio of expenses without waivers,
reimbursements and earnings credits
to average net assets#                        0.53%      0.56%      0.78%     0.80%     0.42%
-------------------------------------------------------------------------------------------------
Ratio of net investment income without
waivers, reimbursements and earnings
credits to average net assets#                4.98%      4.16%      4.72%     4.55%     3.45%
-------------------------------------------------------------------------------------------------

 * Formerly Chase Vista 100% U.S. Treasury Securities Money Market Fund. ** Commencement of offering shares.
 # Short periods have been annualized.

J.P. MORGAN TREASURY PLUS MONEY MARKET FUND*

                                                Year       Year       Year      Year      Year
                                               ended      ended      ended     ended     ended
                                             8/31/00    8/31/99    8/31/98   8/31/97   8/31/96
PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $1.00      $1.00     $1.00     $1.00     $1.00
-------------------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income                       0.05       0.04      0.05      0.05      0.05

  Less distributions:
   Dividends from net investment income        0.05       0.04      0.05      0.05      0.05
-------------------------------------------------------------------------------------------------
Net asset value, end of period                $1.00      $1.00     $1.00     $1.00     $1.00
-------------------------------------------------------------------------------------------------
TOTAL RETURN                                   5.44%      4.54%     5.18%     4.98%     5.07%
=================================================================================================
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------
Net assets, end of period (millions)          $228        $476      $155      $131     $106
-------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets       0.45%       0.45%     0.46%     0.51%    0.52%
-------------------------------------------------------------------------------------------------
Ratio of net investment income to
average net assets                            5.28%       4.42%     5.06%     4.88%     4.85%
-------------------------------------------------------------------------------------------------
Ratio of expenses without waivers,
reimbursements and earnings credits to
average net assets                            0.51%       0.50%     0.50%     0.53%     0.63%
-------------------------------------------------------------------------------------------------
Ratio of net investment income without
waivers, reimbursements and earnings
credits to average net assets                 5.22%       4.37%     5.02%     4.86%     4.74%
-------------------------------------------------------------------------------------------------

  * Formerly Chase Vista Treasury Plus Money Market Fund.

FINANCIAL HIGHLIGHTS

J.P. MORGAN FEDERAL MONEY MARKET FUND II*

                                                Year       Year       Year      Year      Year
                                               ended      ended      ended     ended     ended
                                             8/31/00    8/31/99    8/31/98   8/31/97   8/31/96
PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $1.00     $1.00     $1.00     $1.00     $1.00
-------------------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income                        0.05      0.05      0.05      0.05      0.05

  Less distributions:
   Dividends from net investment income         0.05      0.05      0.05      0.05      0.05
-------------------------------------------------------------------------------------------------
Net asset value, end of period                 $1.00     $1.00     $1.00     $1.00     $1.00
-------------------------------------------------------------------------------------------------

TOTAL RETURN                                    5.50%     4.67%     5.22%     5.12%     5.14%
=================================================================================================
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------
Net assets, end of period (millions)           $279      $298      $313      $400      $249
-------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets         0.50%     0.50%     0.50%     0.50%     0.50%
-------------------------------------------------------------------------------------------------
Ratio of net investment income to
average net assets                              5.35%     4.56%     5.07%     5.01%     4.99%
-------------------------------------------------------------------------------------------------
Ratio of expenses without waivers,
reimbursements and earnings credits
to average net assets                           0.50%     0.50%     0.51%     0.52%     0.52%
-------------------------------------------------------------------------------------------------
Ratio of net investment income without
waivers, reimbursements and earnings
credits to average net assets                   5.35%     4.56%     5.06%     4.99%     4.97%
-------------------------------------------------------------------------------------------------

* Formerly Chase Vista Federal Money Market Fund.

J.P. MORGAN U.S. GOVERNMENT MONEY MARKET FUND*

                                                Year       Year       Year      Year      Year
                                               ended      ended      ended     ended     ended
                                             8/31/00    8/31/99    8/31/98   8/31/97   8/31/96
PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $1.00     $1.00     $1.00     $1.00     $1.00
-------------------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income                        0.05      0.05      0.05      0.05      0.05

  Less distributions:
   Dividends from net investment income         0.05      0.05      0.05      0.05      0.05
-------------------------------------------------------------------------------------------------
Net asset value, end of period                 $1.00     $1.00     $1.00     $1.00     $1.00
-------------------------------------------------------------------------------------------------

TOTAL RETURN                                    5.62%     4.70%     5.25%     5.08%     5.15%
=================================================================================================
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------
Net assets, end of period (millions)          $1,134      $922    $1,084      $837      $802
-------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets         0.45%     0.45%     0.48%     0.55%     0.55%
-------------------------------------------------------------------------------------------------
Ratio of net income to average net assets       5.50%     4.60%     5.12%     4.97%     5.04%
-------------------------------------------------------------------------------------------------
Ratio of expenses without waivers,
reimbursements and earnings credits
to average net assets                           0.58%     0.58%     0.60%     0.60%     0.59%
-------------------------------------------------------------------------------------------------
Ratio of net investment income without
waivers, reimbursements and earnings
credits to average net assets                   5.37%     4.47%     5.00%     4.92%     5.00%
-------------------------------------------------------------------------------------------------

* Formerly Chase Vista U.S. Government Money Market Fund.

FINANCIAL HIGHLIGHTS

J.P. MORGAN PRIME MONEY MARKET FUND II*

                                                Year       Year       Year      Year      Year
                                               ended      ended      ended     ended     ended
                                             8/31/00    8/31/99    8/31/98   8/31/97   8/31/96
PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $ 1.00    $ 1.00     $1.00     $1.00     $1.00
-------------------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income                        0.06      0.05      0.05      0.05      0.05

  Less distributions:
   Dividends from net investment income         0.06      0.05      0.05      0.05      0.05
-------------------------------------------------------------------------------------------------
Net asset value, end of period                $ 1.00    $ 1.00     $1.00     $1.00     $1.00
-------------------------------------------------------------------------------------------------

TOTAL RETURN                                    5.81%     4.90%     5.44%     5.34%     5.32%
=================================================================================================
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------
Net assets, end of period (millions)          $1,841    $1,094     $590      $499      $419
-------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets         0.45%     0.45%     0.45%     0.45%     0.45%
-------------------------------------------------------------------------------------------------
Ratio of net investment income to
average net assets                              5.67%     4.77%     5.29%     5.17%     5.18%
-------------------------------------------------------------------------------------------------
Ratio of expenses without waivers,
reimbursements and earnings credits
to average net assets                           0.49%     0.49%     0.51%     0.53%     0.51%
-------------------------------------------------------------------------------------------------
Ratio of net investment income without
waivers, reimbursements and earnings
credits to average net assets                   5.63%     4.73%     5.23%     5.09%     5.12%
-------------------------------------------------------------------------------------------------

* Formerly Chase Vista Prime Money Market Fund.

J.P. MORGAN TAX FREE MONEY MARKET FUND*

                                                Year       Year       Year      Year      Year
                                               ended      ended      ended     ended     ended
                                             8/31/00    8/31/99    8/31/98   8/31/97   8/31/96
PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $1.00     $1.00     $1.00     $1.00     $1.00
-------------------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income                        0.03      0.03      0.03      0.03      0.03

  Less distributions:
   Dividends from net investment income         0.03      0.03      0.03      0.03      0.03
-------------------------------------------------------------------------------------------------
Net asset value, end of period                 $1.00     $1.00     $1.00     $1.00     $1.00
-------------------------------------------------------------------------------------------------

TOTAL RETURN                                    3.41%     2.78%     3.17%     3.19%     3.12%
=================================================================================================
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------
Net assets, end of period (millions)           $120      $130      $133      $105      $145
-------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets         0.55%     0.54%     0.53%     0.53%     0.58%
-------------------------------------------------------------------------------------------------
Ratio of net investment income to
average net assets                              3.40%     2.74%     3.10%     3.13%     3.08%
-------------------------------------------------------------------------------------------------
Ratio of expenses without waivers,
reimbursements and earnings credits
to average net assets                           0.59%     0.56%     0.53%      0.53%     0.73%
-------------------------------------------------------------------------------------------------
Ratio of net investment income without
waivers, reimbursements and earnings
credits to average net assets                   3.26%     2.72%     3.10%     3.13%     2.93%
-------------------------------------------------------------------------------------------------

* Formerly Chase Vista Tax Free Money Market Fund.

HOW TO REACH US

MORE INFORMATION

You'll find more information about the Funds in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about each Fund's investments and performance.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Funds and their policies. It is incorporated by reference into this prospectus. This means, by law, it's considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-34-VISTA or writing to:

J.P. MORGAN FUNDS SERVICE CENTER
P.O. BOX 219392
KANSAS CITY, MO 64121-9392

If you buy your shares through The Chase Manhattan Bank or another institution, you should contact that institution directly for more information. You can also find information online at www.chasevista.com on the internet.

You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Funds, including the SAI. They'll charge you a copying fee for this service. You can also visit the Public Reference Section and copy the documents while you're there.

PUBLIC REFERENCE SECTION OF THE SEC
WASHINGTON, DC 20549-0102
1-202-942-8090
EMAIL: PUBLICINFO@SEC.GOV

Reports, a copy of the SAI and other information about the Funds is also available on the SEC's website at http://www.sec.gov.

The Fund's Investment Company Act File No. is 811-8358.

-C- 2000 The Chase Manhattan Corporation. All Rights Reserved.

February 2000

J.P. Morgan Funds Fulfillment Center
393 Manley Street
West Bridgewater, MA 02379-1039

PROSPECTUS DECEMBER 29, 2000
(REVISED MARCH 9, 2001)


                                  J.P. MORGAN
                                  MONEY MARKET FUNDS

100% U.S. TREASURY                THIS PROSPECTUS OFFERS:
SECURITIES MONEY
MARKET FUND                       VISTA SHARES OF ALL FUNDS

TREASURY PLUS MONEY               PLUS
MARKET FUND
                                  CLASS B AND CLASS C SHARES
FEDERAL MONEY
MARKET FUND II                    OF PRIME MONEY MARKET FUND II

U.S. GOVERNMENT
MONEY MARKET FUND

PRIME MONEY
MARKET FUND II

TAX FREE MONEY
MARKET FUND
                                                      THE SECURITIES AND
NEW YORK TAX FREE                                     EXCHANGE COMMISSION
MONEY MARKET FUND                                     HAS NOT APPROVED OR
                                                      DISAPPROVED THESE
CALIFORNIA TAX FREE                                   SECURITIES OR DETERMINED
MONEY MARKET FUND                                     IF THIS PROSPECTUS IS
                                                      TRUTHFUL OR COMPLETE.
                                                      ANY REPRESENTATION TO
                                                      THE CONTRARY IS A CRIMINAL
                                                      OFFENSE.




                                  [CHASE LOGO] CHASE
                                  THE RIGHT RELATIONSHIP IS EVERYTHING.
                                  -REGISTERED TRADEMARK-


                                                              PSMM1-1-1200 X



100% U.S. TREASURY SECURITIES
MONEY MARKET FUND                                 1
TREASURY PLUS MONEY MARKET FUND                   5
FEDERAL MONEY MARKET FUND II                      9
U.S. GOVERNMENT MONEY MARKET FUND                13
PRIME MONEY MARKET FUND II                       17
TAX FREE MONEY MARKET FUND                       23
NEW YORK TAX FREE MONEY MARKET FUND              28
CALIFORNIA TAX FREE MONEY MARKET FUND            33

THE FUNDS' INVESTMENT ADVISER                    38

HOW YOUR ACCOUNT WORKS                           39

BUYING FUND SHARES                               39
SELLING FUND SHARES                              41
DISTRIBUTION ARRANGEMENTS                        42
OTHER INFORMATION CONCERNING THE FUNDS           43
DISTRIBUTIONS AND TAXES                          44

SHAREHOLDER SERVICES                             46

WHAT THE TERMS MEAN                              48

FINANCIAL HIGHLIGHTS                             49

HOW TO REACH US                          BACK COVER

J.P. MORGAN 100% U.S. TREASURY SECURITIES MONEY MARKET FUND


[SIDE NOTE]
THE FUND'S OBJECTIVE

The Fund aims to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal.


THE FUND'S MAIN INVESTMENT STRATEGY

The Fund invests solely in direct debt securities of the U.S. Treasury, including Treasury bills, bonds and notes. These investments carry different interest rates, maturities and issue dates.

The Fund does not buy securities issued or guaranteed by agencies of the U.S. government and it does not enter into repurchase agreements.

The dollar weighted average maturity of the Fund will be 90 days or less and the Fund will buy only those investments which have remaining maturities of 397 days or less.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above.

If the security is not rated, it must be considered of comparable quality by the Fund's advisers.

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities and market sectors.

The Fund seeks to maintain a net asset value of $1.00 per share.

J.P. MORGAN 100% U.S. TREASURY SECURITIES MONEY MARKET FUND


The Fund may change any of its investment policies (except its investment objective) without shareholder approval.

THE FUND'S MAIN INVESTMENT RISKS

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This would hurt the Fund's performance.


[SIDE NOTE]
INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE 100% U.S. TREASURY SECURITIES MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SECURITIES IN THE FUND'S PORTFOLIO MAY NOT EARN AS HIGH A CURRENT INCOME AS LONGER TERM OR LOWER-QUALITY SECURITIES.

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and since inception.

On May 3, 1996, the Hanover 100% Treasury Securities Money Market Fund merged into the 100% U.S. Treasury Securities Money Market Fund. The Fund's performance figures for the period before that date are for the Hanover fund.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.


YEAR-BY-YEAR RETURNS

Past performance does not predict how this Fund will perform in the future.

[BAR CHART]

[EDGAR REPRESENTATION OF PLOT POINTS USED IN A PRINTED GRAPHIC]

           1992         3.35%
           1993         2.60%
           1994         3.50%
           1995         5.17%
           1996         4.73%
           1997         4.91%
           1998         4.84%
           1999         4.26%
           2000         5.49%

BEST QUARTER                   1.46%

                   4th quarter, 2000

WORST QUARTER                  0.63%

                   2nd quarter, 1993

AVERAGE ANNUAL TOTAL RETURNS
For the periods ending December 31, 2000


                                                                       SINCE
                                                                       INCEPTION
                                        PAST 1 YEAR    PAST 5 YEARS    (11/30/91)
 VISTA SHARES                           5.49%          4.84%           4.32%

J.P. MORGAN 100% U.S. TREASURY SECURITIES MONEY MARKET FUND

FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):

 NONE

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

                                                                  TOTAL ANNUAL
                   MANAGEMENT      DISTRIBUTION    OTHER          FUND OPERATING
 CLASS OF SHARES   FEES            (12b-1) FEES    EXPENSES       EXPENSES
 VISTA SHARES       0.10%          0.10%           0.51%          0.71%

*The table is based on expenses incurred during the most recent fiscal year.

The ACTUAL Distribution Fees are expected to be 0.02%, the actual Other Expenses are expected to be 0.47% and Total Annual Fund Operating Expenses are not expected to exceed 0.59%. That is because J.P. Morgan Fleming Asset Management
(USA), Inc. (JPMFAM (USA)) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. JPMFAM (USA) and these other service providers may terminate this arrangement at any time.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

- you invest $10,000
- you sell all your shares at the end of the period
- your investment has a 5% return each year
- you reinvested all your dividends, and
- the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                               1 YEAR       3 YEARS     5 YEARS      10 YEARS
 VISTA SHARES                   $73         $227        $395         $883

J.P. MORGAN TREASURY PLUS MONEY MARKET FUND


[SIDE NOTE]
THE FUND'S OBJECTIVE

The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.


THE FUND'S MAIN INVESTMENT STRATEGY

The Fund invests at least 65% of its assets in direct debt securities of the U.S. Treasury, including Treasury bills, bonds and notes, and repurchase agreements collateralized by these investments. These debt securities carry different interest rates, maturities and issue dates.

The Fund also seeks to enhance its performance by investing in repurchase agreements, using debt securities guaranteed by the U.S. Treasury as collateral.

The dollar weighted average maturity of the Fund will be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is

J.P. MORGAN TREASURY PLUS MONEY MARKET FUND


not rated, it must be considered of comparable quality by the Fund's advisers.

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund may change any of its investment policies (except its investment objective) without shareholder approval.

THE FUND'S MAIN INVESTMENT RISKS

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This would hurt the Fund's performance.


[SIDE NOTE]
INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE TREASURY PLUS MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SECURITIES IN THE FUND'S PORTFOLIO MAY NOT EARN AS HIGH A CURRENT INCOME AS LONGER TERM OR LOWER-QUALITY SECURITIES.

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and since inception.

The performance for the period before Vista Class shares were launched in May 1996 is based upon performance for Premier Class shares of the Fund. The actual returns of Vista shares would have been lower than shown because Vista shares have higher expenses than Premier shares.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.


YEAR-BY-YEAR RETURNS

Past performance does not predict how this Fund will perform in the future.

The bars for 1995 and 1996 are based upon performance for Premier Class shares of the Fund.


[BAR CHART]

[EDGAR REPRESENTATION OF PLOT POINTS USED IN A PRINTED GRAPHIC]

          1995         5.43%
          1996         4.90%
          1997         4.99%
          1998         4.89%
          1999         4.44%
          2000         5.75%


BEST QUARTER                    1.51%

                    4th quarter, 2000

WORST QUARTER                   1.01%

                    1st quarter, 1999

AVERAGE ANNUAL TOTAL RETURNS
For the periods ending December 31, 2000

                                                                       SINCE
                                                                       INCEPTION
                                        PAST 1 YEAR    PAST 5 YEARS    (4/20/94)
 VISTA SHARES                           5.75%          4.99%           4.97%

J.P. MORGAN TREASURY PLUS MONEY MARKET FUND

FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):

 NONE

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

                                                                  TOTAL ANNUAL
                   MANAGEMENT      DISTRIBUTION    OTHER          FUND OPERATING
 CLASS OF SHARES   FEES            (12b-1) FEES    EXPENSES       EXPENSES
 VISTA SHARES      0.10%           0.10%           0.51%          0.71%

*The table is based on expenses incurred during the most recent fiscal year.

The ACTUAL Other Expenses are expected to be 0.39% and Total Annual Fund Operating Expenses are not expected to exceed 0.59%. That is because J.P. Morgan Fleming Asset Management (USA), Inc. (JPMFAM (USA)) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. JPMFAM (USA) and these other service providers may terminate this arrangement at any time.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

- you invest $10,000
- you sell all your shares at the end of the period
- your investment has a 5% return each year
- you reinvested all your dividends, and
- the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                               1 YEAR       3 YEARS     5 YEARS      10 YEARS
 VISTA SHARES                   $73         $227        $395         $883

J.P. Morgan Federal Money Market Fund  II


[SIDE NOTE]
THE FUND'S OBJECTIVE

The Fund aims to provide current income while still preserving capital and maintaining liquidity.


THE FUND'S MAIN INVESTMENT STRATEGY

The Fund invests primarily in:

- direct debt securities of the U.S. Treasury, including Treasury bills, bonds and notes, and

- debt securities that certain U.S. government agencies or authorities have either issued or guaranteed as to principal and interest.

The Fund does not enter into repurchase agreements. The dollar weighted average maturity of the Fund will be 90 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the Fund's advisers.

J.P. MORGAN FEDERAL MONEY MARKET FUND II


The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund may change any of its investment policies (except its investment objective) without shareholder approval.

THE FUND'S MAIN INVESTMENT RISKS

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This would hurt the Fund's performance.


[SIDE NOTE]
INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FEDERAL MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SECURITIES IN THE FUND'S PORTFOLIO MAY NOT EARN AS HIGH A CURRENT INCOME AS LONGER TERM OR LOWER-QUALITY SECURITIES.

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and since inception.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.


YEAR-BY-YEAR RETURNS

Past performance does not predict how this Fund will perform in the future.

[BAR CHART]

[EDGAR REPRESENTATION OF PLOT POINTS USED IN A PRINTED GRAPHIC]

           1995         5.31%
           1996         4.81%
           1997         4.98%
           1998         4.87%
           1999         4.52%
           2000         5.68%

BEST QUARTER                    1.47%

                    3rd quarter, 2000

                    4th quarter, 2000

WORST QUARTER                   1.05%

                    1st quarter, 1999

AVERAGE ANNUAL TOTAL RETURNS,
For the periods ending December 31, 2000

                                                                       SINCE
                                                                       INCEPTION
                                        PAST 1 YEAR    PAST 5 YEARS    (4/20/94)
 VISTA SHARES                           5.68%          4.97%           4.96%

J.P. MORGAN FEDERAL MONEY MARKET FUND II

FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):

 NONE

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

                                                                  TOTAL ANNUAL
                   MANAGEMENT      DISTRIBUTION    OTHER          FUND OPERATING
 CLASS OF SHARES   FEES            (12b-1) FEES    EXPENSES       EXPENSES
 VISTA SHARES      0.10%           0.10%           0.52%#         0.72%#

* The table is based on expenses incurred during the most recent fiscal year. # Restated from the most recent fiscal year to reflect current expense arrangements.

The ACTUAL Other Expenses are expected to be 0.50% and Total Annual Fund Operating Expenses are not expected to exceed 0.70%. That is because J.P. Morgan Fleming Asset Management (USA), Inc. (JPMFAM (USA)) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. JPMFAM (USA) and these other service providers may terminate this arrangement at any time.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

- you invest $10,000
- you sell all your shares at the end of the period
- your investment has a 5% return each year
- you reinvested all your dividends, and
- the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions, costs would be:

                               1 YEAR       3 YEARS     5 YEARS      10 YEARS
 VISTA SHARES                  $74          $230        $401         $894

J.P. MORGAN U.S. GOVERNMENT MONEY MARKET FUND


[SIDE NOTE]
THE FUND'S OBJECTIVE

The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.


THE FUND'S MAIN INVESTMENT STRATEGY

The Fund invests substantially all its assets in:

- debt securities issued or guaranteed by the U.S. Treasury or agencies or authorities of the U.S. Government, and

- repurchase agreements using these securities as collateral.

The dollar weighted average maturity of the Fund will be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the Fund's advisers.

J.P. MORGAN U.S. GOVERNMENT MONEY MARKET FUND

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund may change any of its investment policies (except its investment objective) without shareholder approval.


THE FUND'S MAIN INVESTMENT RISKS

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This would hurt the Fund's performance.


[SIDE NOTE]
INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE U.S. GOVERNMENT MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SECURITIES IN THE FUND'S PORTFOLIO MAY NOT EARN AS HIGH A CURRENT INCOME AS LONGER TERM OR LOWER-QUALITY SECURITIES.

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and ten years.

The performance for the period before Vista Class shares were launched in January 1993 is based upon performance for Premier Class shares of the Fund. The actual returns of Vista shares would have been lower than shown because Vista shares have higher expenses than Premier shares.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.


YEAR-BY-YEAR RETURNS

Past performance does not predict how this Fund will perform in the future.

The bars for 1991--1992 are based upon performance for Premier Class shares of the Fund.

[BAR CHART]

[EDGAR REPRESENTATION OF PLOT POINTS USED IN A PRINTED GRAPHIC]

          1991                  5.81%
          1992                  3.40%
          1993                  2.44%
          1994                  3.58%
          1995                  5.28%
          1996                  4.90%
          1997                  5.09%
          1998                  5.00%
          1999                  4.63%
          2000                  5.90%



BEST QUARTER                    1.57%

                    1st quarter, 1991

WORST QUARTER                   0.59%

                    2nd quarter, 1993


AVERAGE ANNUAL TOTAL RETURNS
For the periods ending December 31, 2000

                                        PAST 1 YEAR    PAST 5 YEARS  PAST 10 YEARS
 VISTA SHARES                           5.90%          5.10%         4.60%

J.P. MORGAN U.S. GOVERNMENT MONEY MARKET FUND

FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):

 NONE

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

                                                                  TOTAL ANNUAL
                   MANAGEMENT      DISTRIBUTION    OTHER          FUND OPERATING
 CLASS OF SHARES   FEES            (12b-1) FEES    EXPENSES       EXPENSES
 VISTA SHARES      0.10%           0.10%           0.48%#         0.68%#


* The table is based on expenses incurred during the most recent fiscal year. # Restated from the most recent fiscal year to reflect current expense arrangements.

The ACTUAL Other Expenses are expected to be 0.39% and Total Annual Fund Operating Expenses are not expected to exceed 0.59%. That is because J.P. Morgan Fleming Asset Management (USA), Inc. (JPMFAM (USA)) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. JPMFAM (USA) and these other service providers may terminate this arrangement at any time.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

- you invest $10,000
- you sell all your shares at the end of the period
- your investment has a 5% return each year
- you reinvested all your dividends, and
- the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                               1 YEAR       3 YEARS     5 YEARS      10 YEARS
 VISTA SHARES                  $69          $218        $379         $847

J.P. MORGAN PRIME MONEY MARKET FUND II


[SIDE NOTE]
THE FUND'S OBJECTIVE

The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.


THE FUND'S MAIN INVESTMENT STRATEGY

The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars.

The Fund principally invests in:

- high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations

- debt securities issued or guaranteed by qualified banks. These are:

   - U.S. banks with more than $1 billion in total assets, and foreign branches of these banks

   - foreign banks with the equivalent of more than $10 billion in total assets and which have branches or agencies in the U.S.

   - other U.S. or foreign commercial banks which the Fund's advisers judge to have comparable credit standing

- securities issued or guaranteed by the U.S. Government, its agencies or authorities

- asset-backed securities

- repurchase agreements

The dollar weighted average maturity of the Fund will be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

J.P. MORGAN PRIME MONEY MARKET FUND II

The Fund may invest any portion of its assets in debt securities issued or guaranteed by U.S. banks and their foreign branches. These include certificates of deposit, time deposits and bankers' acceptances.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the Fund's advisers.

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may change any of its investment policies (except its investment objective) without shareholder approval.

THE FUND'S MAIN INVESTMENT RISKS

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

The Fund's ability to concentrate its investments in the banking industry could increase risks. The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers get into financial trouble and can't repay their loans.

Investments in foreign banks and other foreign issuers may be riskier than investments in the United States. That could be, in part, because of difficulty converting investments into cash, political and economic instability, the imposition of government controls, or regulations that don't match U.S. standards.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This would hurt the Fund's performance.


[SIDE NOTE]
INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE PRIME MONEY MARKET FUND II SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SECURITIES IN THE FUND'S PORTFOLIO MAY NOT EARN AS HIGH A CURRENT INCOME AS LONGER TERM OR LOWER-QUALITY SECURITIES.

J.P. MORGAN PRIME MONEY MARKET FUND II


THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and since inception.

The performance for the period before Class B shares were launched in April 1994 is based upon performance for Premier Class shares of the Fund. The actual returns of Class B shares would have been lower than shown because Class B shares have higher expenses than Premier shares.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

YEAR-BY-YEAR RETURNS
(CLASS B SHARES)
Past performance does not predict how this Fund will perform in the future.

The bar for 1994 is based upon performance for Premier Class Shares of the Fund.

The performance figures in the bar chart do not reflect any deduction for the contingent deferred sales charge which is assessed on Class B shares. If the load were reflected, the performance figures would have been lower.

[BAR CHART]

[EDGAR REPRESENTATION OF PLOT POINTS USED IN A PRINTED GRAPHIC]

           1994         3.39%
           1995         4.59%
           1996         4.13%
           1997         4.49%
           1998         4.48%
           1999         4.14%
           2000         5.35%

BEST QUARTER                    1.39%

                    3rd quarter, 2000

WORST QUARTER                   0.75%

                    1st quarter, 1994

AVERAGE ANNUAL TOTAL RETURNS
For the periods ending December 31, 2000

                                                                     SINCE
                                                                     INCEPTION
                                        PAST 1 YEAR   PAST 5 YEARS   (11/15/93)
 VISTA SHARES                            6.03%         4.81%         4.53%
 CLASS B SHARES                          0.35%         4.18%         4.33%
 Class C Shares                          4.33%         4.45%         4.28%

Class C shares were first offered on January 2, 1998. Vista Class shares were first offered on November 2, 1998. The performance for the period before Class C and Vista Class shares were launched is based on performance for Premier Class and Class B shares of the Fund. The actual returns of Class C and Vista Class shares would have been lower than shown because Class C and Vista Class shares have higher expenses than Premier Class shares. The performance for Class B and Class C shares reflect the imposition of the applicable contingent deferred sales load.

FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):


                         MAXIMUM SALES CHARGE (LOAD)   MAXIMUM DEFERRED SALES CHARGE
                         WHEN YOU BUY SHARES, SHOWN    (LOAD) SHOWN AS LOWER OF %
                         AS % OF THE OFFERING          OF THE ORIGINAL PURCHASE
                         PRICE(1)                      PRICE OR REDEMPTION PROCEEDS
 VISTA SHARES            NONE                          NONE
 CLASS B SHARES          NONE                          5.00%
 CLASS C SHARES          NONE                          1.00%

(1) The offering price is the net asset value of the shares purchased plus any sales charge.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*


                                                                   TOTAL ANNUAL
                       MANAGEMENT     DISTRIBUTION   OTHER         FUND OPERATING
 CLASS OF SHARES       FEES           (12b-1) FEES   EXPENSES      EXPENSES
 VISTA SHARES          0.10%          NONE           0.50%#        0.60%#
 CLASS B SHARES        0.10%          0.75%          0.40%#        1.25%#
 CLASS C SHARES        0.10%          0.75%          0.40%#        1.25%#

* The table is based on expenses incurred during the most recent fiscal year. # Restated from the most recent fiscal year to reflect current expense arrangements.

The actual Other Expenses for Vista Class, Class B and Class C shares are expected to be 0.49%, 0.39% and 0.39%, respectively, and Total Annual Fund Operating Expenses for Vista Class, Class B and Class C shares are not expected to exceed 0.59%, 1.24% and 1.24%, respectively. That is because J.P. Morgan Fleming Asset Management (USA), Inc. (JPMFAM (USA)) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. JPMFAM (USA) and these other service providers may terminate this arrangement at any time.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.

J.P. MORGAN PRIME MONEY MARKET FUND II>


EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

- you invest $10,000
- you sell all your shares at the end of the period
- your investment has a 5% return each year,
- you reinvested all your dividends, and
- the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions:

IF YOU SELL YOUR SHARES YOUR COSTS WOULD BE:

                               1 YEAR       3 YEARS     5 YEARS      10 YEARS
 VISTA SHARES                   $ 61        $192        $335         $  750
 CLASS B SHARES*                $627        $697        $886         $1,331**
 CLASS C SHARES*                $227        $397        $686         $1,511

IF YOU DON'T SELL YOUR SHARES YOUR COSTS WOULD BE:

                               1 YEAR       3 YEARS     5 YEARS      10 YEARS
 CLASS B SHARES                 $127        $397        $686         $1,331**
 CLASS C SHARES                 $127        $397        $686         $1,511

*Assumes applicable deferred sales charge is deducted when shares are sold. **Reflects conversion of Class B shares to Vista Class shares after they have been owned for eight years.

J.P. MORGAN TAX FREE MONEY MARKET FUND


[SIDE NOTE]
THE FUND'S OBJECTIVE

The Fund aims to provide the highest possible level of current income which is excluded from gross income (for federal income tax purposes), while still preserving capital and maintaining liquidity.


THE FUND'S MAIN INVESTMENT STRATEGY

Under normal market conditions, the Fund will try to invest 100% of its assets in municipal obligations, the interest on which is excluded from gross income (for federal income tax purposes) and which is not subject to the alternative minimum tax on individuals.

As a fundamental policy, the Fund will invest at least 80% of its assets in municipal obligations. The remaining 20% of total assets may be invested in securities which are subject to federal income tax or the federal alternative minimum tax for individuals. To temporarily defend its assets, the Fund may exceed this limit.

The Fund may also invest in municipal lease obligations. These provide participation in municipal lease agreements and installment purchase contracts.

The Fund invests only in securities issued and payable in U.S. dollars.

Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the Fund's advisers.

J.P. MORGAN TAX FREE MONEY MARKET FUND


The dollar-weighted average maturity of the Fund will be 90 days or less and the Fund will buy only those investments which have remaining maturities of 397 days or less.

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may change any of its non-fundamental investment policies (except its investment objective) without shareholder approval.

THE FUND'S MAIN INVESTMENT RISKS

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Changes in a municipality's financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently. This could decrease the Fund's income or hurt its ability to preserve capital and liquidity.


[SIDE NOTE]
INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE TAX FREE MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SECURITIES IN THE FUND'S PORTFOLIO MAY NOT EARN AS HIGH A CURRENT INCOME AS LONGER TERM OR LOWER-QUALITY SECURITIES.

Under some circumstances, municipal obligations might not pay interest unless the state or municipal legislature authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn.

Interest on certain municipal obligations is subject to the federal alternate minimum tax. Normally, up to 20% of the Fund's total assets may be invested in securities that are subject to this tax. Consult your tax professional for more information.

The Fund may invest in municipal obligations backed by foreign institutions. This could carry more risk than securities backed by U.S. institutions because of political and economic instability, the imposition of government controls, or regulations that don't match U.S. standards.

The Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. That makes it more susceptible to economic problems among the institutions issuing the securities. In addition, more than 25% of the Fund's assets may be invested in securities which rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments which affect those projects.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This would hurt the Fund's performance.

J.P. MORGAN TAX FREE MONEY MARKET FUND

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and ten years.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.


YEAR-BY-YEAR RETURNS
Past performance does not predict how this Fund will perform in the future.

[BAR CHART]

[EDGAR REPRESENTATION OF PLOT POINTS USED IN A PRINTED GRAPHIC]

           1991         4.07%
           1992         2.52%
           1993         1.82%
           1994         2.15%
           1995         3.13%
           1996         2.91%
           1997         3.16%
           1998         2.99%
           1999         2.77%
           2000         3.65%

BEST QUARTER                    1.08%

                    1st quarter, 1991

WORST QUARTER                   0.41%

                    1st quarter, 1994

AVERAGE ANNUAL TOTAL RETURNS
For the periods ending December 31, 2000

                              PAST 1 YEAR    PAST 5 YEARS   PAST 10 YEARS
 VISTA SHARES                 3.65%          3.10%          2.92%

FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):

 NONE

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

                                                                  TOTAL ANNUAL
                   MANAGEMENT      DISTRIBUTION    OTHER          FUND OPERATING
 CLASS OF SHARES   FEES            (12b-1) FEES    EXPENSES       EXPENSES
 Vista shares      0.10%           0.10%           0.50%#         0.70%#

* The table is based on expenses incurred during the most recent fiscal year. # Restated from the most recent fiscal year to reflect current expense arrangements.

The ACTUAL Other Expenses are expected to be 0.39% and Total Annual Fund Operating Expenses are not expected to exceed 0.59%. That is because J.P. Morgan Fleming Asset Management (USA), Inc. (JPMFAM (USA)) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. JPMFAM (USA) and these other service providers may terminate this arrangement at any time.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

- you invest $10,000
- you sell all your shares at the end of the period
- your investment has a 5% return each year
- you reinvested all your dividends, and
- the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                1 YEAR       3 YEARS     5 YEARS      10 YEARS
 VISTA SHARES                   $72          $224        $390         $871

J.P. MORGAN NEW YORK TAX FREE MONEY MARKET FUND


[SIDE NOTE]
THE FUND'S OBJECTIVE

The Fund aims to provide the highest possible level of current income which is excluded from gross income and exempt from New York State and New York City personal income taxes, while still preserving capital and maintaining liquidity.

THE FUND'S MAIN INVESTMENT STRATEGY

The Fund will generally invest at least 65% of its assets in New York municipal obligations, the interest of which is exempt from gross income and exempt from New York State and New York City personal income taxes. The exact percentage will vary from time to time. New York municipal obligations are municipal obligations issued by New York State, its political subdivisions, Puerto Rico, other U.S. territories and their political subdivisions.

When suitable New York municipal obligations are unavailable, the Fund may buy municipal obligations issued by other states. These are generally subject to New York State and New York City personal income taxes.

As a fundamental policy, under normal market conditions, the Fund will invest at least 80% of its assets in municipal obligations, the interest on which is excluded from gross income and which is not subject to the federal alternate minimum tax on individuals. The remaining 20% of its total assets may be invested in securities paying interest which is subject to federal income tax or to the alternate minimum tax on individuals. To temporarily defend its assets, the Fund may exceed this limit.

The Fund may also invest in municipal lease obligations. These provide participation in municipal lease agreements and installment purchase contracts.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest or second-highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the Fund's advisers. The dollar-weighted average maturity of the Fund will be 90 days or less.

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may change any of its non-fundamental investment policies (except its investment objective) without shareholder approval.

J.P. MORGAN NEW YORK TAX FREE MONEY MARKET FUND

THE MAIN INVESTMENT RISKS

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

The Fund will be particularly susceptible to difficulties affecting New York State and its municipalities. Changes in a municipality's financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipal issuers, including the State of New York and New York City, have a history of financial problems. Such problems could decrease the Fund's income or hurt its ability to preserve capital and liquidity.

Under some circumstances, municipal obligations might not pay interest unless the state or municipal legislature authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn.

Interest on certain municipal obligations is subject to the federal alternate minimum tax. Normally, up to 20% of the Fund's total assets may be invested in securities that are subject to this tax. Consult your tax professional for more information.

The Fund may invest in municipal obligations backed by foreign institutions. This could carry more risk than securities backed by U.S. institutions because of political and economic instability, the imposition of government controls, or regulations that don't match U.S. standards.

The Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. That makes it more susceptible to economic problems among the institutions issuing the securities. In addition, more than 25% of the Fund's assets may be invested in securities which rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments which affect those projects.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This would hurt the Fund's performance.


[SIDE NOTE]
INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE NEW YORK TAX FREE MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SECURITIES IN THE FUND'S PORTFOLIO MAY NOT EARN AS HIGH A CURRENT INCOME AS LONGER TERM OR LOWER-QUALITY SECURITIES.

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and ten years.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.


YEAR-BY-YEAR RETURNS
Past performance does not predict how this Fund will perform in the future.

[BAR CHART]

[EDGAR REPRESENTATION OF PLOT POINTS USED IN A PRINTED GRAPHIC]

          1991                  3.64%
          1992                  2.30%
          1993                  1.67%
          1994                  2.07%
          1995                  3.03%
          1996                  2.81%
          1997                  3.09%
          1998                  2.90%
          1999                  2.72%
          2000                  3.53%

BEST QUARTER                        0.97%

                        1st quarter, 1991

WORST QUARTER                       0.38%

                        1st quarter, 1994

AVERAGE ANNUAL TOTAL RETURNS
For the periods ending December 31, 2000


                                        PAST 1 YEAR    PAST 5 YEARS  PAST 10 YEARS
 VISTA SHARES                           3.53%          3.01%         2.78%

J.P. MORGAN NEW YORK TAX FREE MONEY MARKET FUND


FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):

 NONE

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

                                                                  TOTAL ANNUAL
                   MANAGEMENT      DISTRIBUTION    OTHER          FUND OPERATING
 CLASS OF SHARES   FEES            (12b-1) FEES    EXPENSES       EXPENSES
 VISTA SHARES      0.10%           0.10%           0.50%          0.70%

* The table is based on expenses incurred during the most recent fiscal year.

The ACTUAL Distribution Fees are expected to be 0.04%, the actual Other Expenses are expected to be 0.45% and Total Annual Fund Operating Expenses are not expected to exceed 0.59%. That is because J.P. Morgan Fleming Asset Management
(USA), Inc. (JPMFAM (USA)) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. JPMFAM (USA) and these other service providers may terminate this arrangement at any time.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

- you invest $10,000
- you sell all your shares at the end of the period
- your investment has a 5% return each year
- you reinvested all your dividends, and
- the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                               1 YEAR       3 YEARS     5 YEARS      10 YEARS
 VISTA SHARES                   $72         $224        $390         $871

J.P. MORGAN CALIFORNIA TAX FREE MONEY MARKET FUND


[SIDE NOTE]
THE FUND'S OBJECTIVE

The Fund aims to provide the highest possible level of current income which is exempt from federal and California personal income taxes, while still preserving capital and maintaining liquidity.


THE FUND'S MAIN INVESTMENT STRATEGY

As a fundamental policy, except when it is temporarily defending its assets, the Fund will invest at least 65% of its total assets in California municipal obligations, the interest of which is excluded from gross income and exempt from California personal income taxes. California municipal obligations are issued by the State of California, its political subdivisions, authorities and corporations. When suitable California municipal obligations are unavailable, the Fund may buy municipal obligations from other states. These would generally be subject to California personal income tax.

As a fundamental policy, under normal market conditions, the Fund will invest at least 80% of its net assets in municipal obligations, the interest on which is excluded from gross income and which is not subject to the federal alternate minimum tax on individuals. However, up to 20% of its total assets may be invested in securities paying interest which is subject to federal income tax or to the alternate minimum tax on individuals. To temporarily defend its assets, the Fund may exceed this limit.

The Fund may also invest in municipal lease obligations. These provide participation in municipal lease agreements and installment purchase contracts.

J.P. MORGAN CALIFORNIA TAX FREE MONEY MARKET FUND

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest or second-highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the Fund's advisers.

The dollar-weighted average maturity of the Fund will be 90 days or less and the Fund will buy only those investments with remaining maturities of 397 days or less.

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may change any of its non-fundamental investment policies (except its investment objective) without shareholder approval.

THE FUND'S MAIN INVESTMENT RISKS

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

The Fund will be particularly susceptible to difficulties affecting California and its municipalities. Changes in a municipality's financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipal issuers, including the State of California and certain California counties, have a recent history of financial problems. California's Orange County recently defaulted on its debt. Such problems could decrease the Fund's income or hurt its ability to preserve capital and liquidity.

Under some circumstances, municipal obligations might not pay interest unless the state or municipal legislature authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn.

Interest on certain municipal obligations is subject to the federal alternate minimum tax. Normally, up to 20% of the Fund's assets may be invested in securities that are subject to this tax. Consult your tax professional for more information.

The Fund may invest in municipal obligations backed by foreign institutions. This could carry more risk than securities backed by U.S. institutions because of political and economic instability, the imposition of government controls, or regulations that don't match U.S. standards.

The Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. That makes it more susceptible to economic problems among the institutions issuing the securities. In addition, more than 25% of the Fund's assets may be invested in securities which rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments which affect those projects.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This would hurt the Fund's performance.


[SIDE NOTE]
INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE CALIFORNIA MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SECURITIES IN THE FUND'S PORTFOLIO MAY NOT EARN AS HIGH A CURRENT INCOME AS LONGER TERM OR LOWER-QUALITY SECURITIES.

J.P. MORGAN CALIFORNIA TAX FREE MONEY MARKET FUND

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and since inception.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

YEAR-BY-YEAR RETURNS
Past performance does not predict how this Fund will perform in the future.

[BAR CHART]

[EDGAR REPRESENTATION OF PLOT POINTS USED IN A PRINTED GRAPHIC]

           1993         2.21%
           1994         2.52%
           1995         3.38%
           1996         2.95%
           1997         3.09%
           1998         2.87%
           1999         2.62%
           2000         3.19%

BEST QUARTER                    0.88%

                    2nd quarter, 1995

WORST QUARTER                   0.49%

                    1st quarter, 1994

AVERAGE ANNUAL TOTAL RETURNS
For the periods ending December 31, 2000

                                                                       SINCE
                                                                       INCEPTION
                                        PAST 1 YEAR    PAST 5 YEARS    (3/5/92)
 VISTA SHARES                           3.19%          2.94%           2.86%

FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):

 NONE

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*


                                                                  TOTAL ANNUAL
                   MANAGEMENT      DISTRIBUTION    OTHER          FUND OPERATING
 CLASS OF SHARES   FEES            (12b-1) FEES    EXPENSES       EXPENSES
 VISTA SHARES      0.10%           0.10%           0.60%#         0.80%#

* The table is based on expenses incurred during the most recent fiscal year. # Restated from the most recent fiscal year to reflect current expense arrangements.

The ACTUAL Distribution Fees are expected to be 0.05%, the actual Other Expenses are expected to be 0.40% and Total Annual Fund Operating Expenses are not expected to exceed 0.55%. That is because J.P. Morgan Fleming Asset Management
(USA), Inc. (JPMFAM (USA)) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. JPMFAM (USA) and these other service providers may terminate this arrangement at any time.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

- you invest $10,000
- you sell all your shares at the end of the period
- your investment has a 5% return each year
- you reinvested all your dividends, and
- the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                               1 YEAR       3 YEARS     5 YEARS      10 YEARS
 VISTA SHARES                  $82          $255        $444         $990

THE FUNDS' INVESTMENT ADVISER

THE FUNDS' INVESTMENT ADVISER

J.P. Morgan Fleming Asset Management (USA), Inc. (JPMFAM (USA)) is the investment adviser to the Funds and makes the day-to-day investment decisions for each Fund. JPMFAM (USA) is a wholly owned subsidiary of J.P. Morgan Chase & Co. (J.P. Morgan Chase), a bank holding company. JPMFAM (USA) provides the Funds with investment advice and supervision. JPMFAM (USA) provides discretionary investment services to institutional clients and is located at 1211 Avenue of the Americas New York, NY 10036.

Prior to February 28, 2001 the adviser to the Funds was The Chase Manhattan Bank (Chase). During the most recent fiscal year ended August 31, 2000, Chase was paid management fees (net of waivers), as shown below, as a percentage of average daily net assets:



Fund                                     %
---------------------------------------------
100% U.S. Treasury Money Market Fund    0.10%
Treasury Plus Money Market Fund         0.10%
Federal Money Market Fund II            0.10%
U.S. Government Money Market Fund       0.10%
Prime Money Market Fund II              0.10%
Tax Free Money Market Fund              0.10%
New York Money Market Fund              0.10%
California Tax Free Money Market Fund   0.03%

HOW YOUR ACCOUNT WORKS

BUYING FUND SHARES

You don't pay any sales charge (sometimes called a load) when you buy shares in these funds. Unlike the other money market funds in the prospectus, the Prime Money Market Fund II also offers two additional classes of shares: Class B and Class C. You may have to pay a deferred sales charge when you sell Class B or Class C shares of the Prime Money Market Fund II, depending on how long you've held them.

You may buy B shares of the Prime Money Market II Fund by exchanging from Class B shares of another J.P. Morgan Fund. You may buy them directly if you establish a program to systematically exchange into Class B shares of one or more J.P. Morgan Funds within 24 months.

The price you pay for your shares is the net asset value per share (NAV). NAV is the value of everything a Fund owns, minus everything it owes, divided by the number of shares held by investors. All of these Funds seek to maintain a stable NAV of $1.00. Each Fund uses the amortized cost to value its portfolio of securities. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different than the price the Fund would receive if it sold the investment.

HOW YOUR ACCOUNT WORKS

The NAV of each class of shares is generally calculated by 6:00 p.m. Eastern time each day the funds are accepting purchase orders. You'll pay the next NAV calculated after the J.P. Morgan Funds Service Center receives your order in proper form. An order is in proper form only after funds are converted into federal funds.

The center accepts purchase orders on any business day that the Federal Reserve Bank of New York and the New York Stock Exchange are open. If you send us an order in proper form by a Fund's cut-off time, we'll process your order at that day's price and you'll be entitled to all dividends declared on that day. If we receive your order after the cut-off time, we'll generally process it at the next day's price, but for 100% U.S. Treasury Securities, Tax Free and Federal Money Market Fund II orders we may process it the same day if we receive it after cut off but before 4:00 p.m. (Eastern time). If you pay by check before the cut-off time, we'll generally process your order the next day the Funds are open for business.

Normally, the cut-off (in Eastern time) is:

 100% U.S. TREASURY
 SECURITIES MONEY
 MARKET FUND               NOON

 TAX FREE MONEY
 MARKET FUND               NOON

 FEDERAL MONEY
 MARKET FUND II            2:00 P.M.

 U.S. GOVERNMENT
 MONEY MARKET FUND         4:00 P.M.

 PRIME MONEY MARKET
 FUND II                   5:00 P.M.

 TREASURY PLUS MONEY
 MARKET FUND               4:00 P.M.

A later cut-off time may be permitted for investors buying shares (through Chase or a bank affiliate of Chase) so long as such later cut-off time is before the Fund's NAV is calculated.

If you buy through an agent and not directly from the J.P. Morgan Funds Service Center, the agent could set earlier cut-off times. The Funds may close earlier a few days each year if the Public Securities Association recommends that the U.S. Government securities market close trading early.

You must provide a SSN or Taxpayer Identification Number when you open an account.

The Funds have the right to reject any purchase order.

 TO OPEN AN ACCOUNT, BUY OR SELL SHARES OR GET FUND INFORMATION, CALL:
 THE J.P. MORGAN FUNDS SERVICE CENTER 1-800-34-VISTA

MINIMUM INVESTMENTS FOR EACH FUND


 TYPE OF        INITIAL     ADDITIONAL
 ACCOUNT        INVESTMENT  INVESTMENTS
 REGULAR
 ACCOUNT        $2,500      $100
 SYSTEMATIC
 INVESTMENT
 PLAN           $1,000      $100
 IRAs           $1,000      $100
 SEP-IRAs       $1,000      $100
 EDUCATION
 IRAs           $  500      $100

Make your check out to J.P. Morgan Funds in U.S. dollars. We won't accept credit cards, cash, or checks from a third party. You cannot sell shares you bought by check for 15 calendar days. If you buy through an Automated Clearing House, you can't sell your shares until the payment clears. This could take more than seven business days. Your purchase will be canceled if your check doesn't clear and you'll be responsible for any expenses and losses to the Funds. Orders by wire will be canceled if the J.P. Morgan Funds Service Center doesn't receive payment by the later of the Fund's cut-off time or 4:00 p.m. Eastern time on the day you buy.

OPENING YOUR ACCOUNT AND BUYING SHARES

THROUGH YOUR INVESTMENT REPRESENTATIVE

Tell your representative which Funds you want to buy and he or she will contact us. Your representative may charge you a fee and may offer additional services, such as special purchase and redemption programs, "sweep" programs, cash advances and redemption checks. Your representative may set different minimum investments and earlier cut-off times.

THROUGH THE J.P. MORGAN FUNDS SERVICE CENTER

Complete the enclosed application form and mail it along with a check for the amount you want to invest to:

J.P. MORGAN FUNDS SERVICE CENTER,
P.O. BOX 219392
KANSAS CITY, MO 64121-9392

THROUGH A SYSTEMATIC INVESTMENT PLAN

You can make regular automatic purchases of at least $100. See Shareholder Services for details.

SELLING FUND SHARES

You can sell your shares on any day the J.P. Morgan Funds Service Center is open for trading, either directly to the Funds or through your investment representative. You'll receive the next NAV calculated after the J.P. Morgan Funds Service Center accepts your order.

Under normal circumstances, if your request is received before a Fund's cut-off time, the Fund will send you the proceeds the same business day. We won't accept an order to sell shares if the Fund hasn't collected your payment for the shares. Each Fund may stop accepting orders to sell and may postpone payments for more than seven days, as federal securities laws permit.

HOW YOUR ACCOUNT WORKS

You'll need to have your signature guaranteed if you want your payment sent to an address other than the one we have in our records. We may also need additional documents or a letter from a surviving joint owner before selling the shares.

SELLING SHARES

THROUGH YOUR INVESTMENT REPRESENTATIVE

Tell your representative which Funds you want to sell. He or she will send the necessary documents to the J.P. Morgan Funds Service Center. Your representative might charge you for this service.

THROUGH THE J.P. MORGAN FUNDS SERVICE CENTER

Call 1-800-348-4782. We will mail you a check or send the proceeds via electronic transfer or wire.

If you have changed your address of record within the previous 30 days or if you sell $25,000 or more worth of Fund shares by phone, we'll send the proceeds by electronic transfer or wire only to the bank account on our records. We charge $10 for each transaction by wire.

Or

Send a signed letter with your instructions to:

J.P. MORGAN FUNDS SERVICE CENTER,
P.O. BOX 419392
KANSAS CITY, MO 64141-6392

THROUGH A SYSTEMATIC WITHDRAWAL PLAN

You can automatically sell as little as $50 worth of shares. See Shareholder Services for details.

DISTRIBUTION ARRANGEMENTS

CLASS B SHARES

There is no initial sales charge to buy Class B shares, but you may have to pay a deferred sales charge. The deferred sales charge is deducted directly from your assets when you sell your shares. It's a percentage of the original purchase price or the current value of the shares, whichever is lower. As the table shows, the deferred sales charge gets lower the longer you hold the shares and disappears altogether after six years. Class B shares automatically convert into Vista shares at the beginning of the ninth year after you bought them.

 YEAR        DEFERRED SALES CHARGE
 1           5%
 2           4%
 3           3%
 4           3%
 5           2%
 6           1%
 7           NONE
 8           NONE

We calculate the deferred sales charge from the month you buy your shares. We always sell the shares with the lowest deferred sales charge first. Shares acquired by reinvestment of distribution can be sold without a deferred sales charge.

CLASS C SHARES

There is no initial sales charge to buy Class C shares, but you will have to pay a deferred sales charge of 1% if you sell your shares within one year of buying them. The deferred sales charge is deducted directly from your assets when you sell your shares. It's a percentage of the original purchase price or the current value of the shares, whichever is lower. Class C shares are not converted into any other class of shares so you pay a higher distribution fee for as long as you own your shares.

GENERAL

These shares have higher expenses each year, so you should only buy Class B and Class C shares in conjunction with a plan to invest in J.P. Morgan's stock and bond Funds.

J.P. Morgan Fund Distributors Inc. (JPM) is the distributor for the Funds. It is a subsidiary of The BISYS Group, Inc. and is not affiliated with Chase. With the exception of Prime Money Market Fund II, all of the Funds have adopted Rule 12b-1 distribution plans under which they pay up to 0.10% of their Vista Class assets in distributor fees. The Prime Money Market Fund II has adopted Rule 12b-1 distribution plans under which it pays annual distributor fees of up to 0.75% of the average daily net assets attributed to Class B and Class C shares.

These payments cover such things as payments for services provided by broker-dealers and expenses connected to sale of shares. Payments are not tied to the amount of actual expenses incurred. Because 12b-1 expenses are paid out of a fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

OTHER INFORMATION CONCERNING THE FUNDS

We may close your account if the balance falls below $500 because you've sold shares. We may also close the account if you are in the Systematic Investment Plan and fail to meet investment minimums over a 12-month period. We'll give you 60 days notice before closing your account.

Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we'll ask that person to confirm your account registration and address to make sure they match those you provided us. If they give us the correct information, we are generally authorized to follow that person's instructions. We'll take all reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold a Fund liable for any loss or expenses from any sales request, if the Fund takes reasonable precautions. The Funds will be liable for any losses to you from an unauthorized sale or fraud against you if we do not follow reasonable

HOW YOUR ACCOUNT WORKS

procedures. Telephone redemption requests of more than $25,000 will only be sent by electronic transfer or wire to the bank account you have on record with the Fund. There is a $10 charge for each wire transaction.

You may not always reach the J.P. Morgan Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.

The Funds have agreements with certain shareholder servicing agents (including Chase) under which the shareholder servicing agents have agreed to provide certain support services to their customers. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.35% of the average daily net assets of the Vista Shares of each Fund, and up to 0.25% of the average daily net assets of the Class B and Class C shares of Prime Money Market Fund II, held by investors serviced by the shareholder servicing agent. The Board of Trustees has determined that the amount payable for "service fees" (as defined by the NASD) does not exceed 0.25% of the average annual net assets attributable to the Vista Shares of each Fund.

JPMFAM (USA) and/or JPM may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers. The amount may be up to an additional 0.10% annually of the average net assets of the fund attributable to shares of each Fund held by customers of those shareholder servicing agents.

Each Fund may issue multiple classes of shares. This prospectus relates only to Vista Class shares of the Funds and Class B and Class C shares of the Prime Money Market Fund II. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.

JPMFAM (USA) and its affiliates and the Funds and their affiliates, agents and subagents may share information about shareholders and their accounts with each other and with others unless this sharing is prohibited by contract. This information can be used for a variety of purposes, including offering investment and insurance products to shareholders.

DISTRIBUTIONS AND TAXES

The Funds can earn income and they can realize capital gain. The Funds will deduct from these earnings any expenses and then pay to shareholders the distributions.

The Funds declare dividends daily, so your shares can start earning dividends on the day you buy them. We distribute the dividends monthly in the form of additional shares, unless you tell us that you want payment in cash or deposited in a pre-assigned bank account. The taxation of dividends won't be affected by the form in which you receive them. We distribute any short-term capital gain at least annually. The Funds do not expect to realize long-term capital gain.

Dividends are usually taxable as ordinary income at the federal, state and local levels. Dividends of tax-exempt interest income by the Tax Free Funds are not subject to federal income taxes but will generally be subject to state and local taxes. The state or municipality where you live may not charge you state and local taxes on tax-exempt interest earned on certain bonds. Dividends earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

If you receive distributions of net capital gain, the tax rate will be based on how long the Fund held a particular asset, not on how long you have owned your shares.

Early in each calendar year, the Funds will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

The above is only a general summary of tax implications of investing in these Funds. Please consult your tax advisor to see how investing in the Funds will affect your own tax situation.

SHAREHOLDER SERVICES

CHECK WRITING

Check writing privileges are available for the Vista shares. Each check you write must be for at least $500. Checks written on joint accounts require only one signature.

SYSTEMATIC INVESTMENT PLAN

This is an easy way to make regular investments. The minimum investment in any one fund is $100. You decide which Funds you want and how much to invest and the amount is automatically deducted from your bank account, either monthly or quarterly.

You can set up a plan when you open an account by completing Section 8 of the application. Current shareholders can join by sending a signed letter and a deposit slip or void check from their bank account to the J.P. Morgan Funds Service Center. Call 1-800-348-4782 for complete instructions.

SYSTEMATIC WITHDRAWAL PLAN

This plan lets you make regular withdrawals from your J.P. Morgan Funds account. For Class A, you must sell at least $50 worth of shares at a time. For Class B or C shares, you must sell a minimum of $100. You can have automatic withdrawals made monthly, quarterly or semiannually. Your account must contain at least $5,000 of Class A shares or $20,000 of Class B or C shares to start the plan. Call 1-800-348-4782 for complete instructions.

You can sell up to 12% of the value of Class B shares each year through the Systematic Withdrawal Plan without paying a deferred sales charge. Your Class B account must have a minimum balance of $20,000 when the plan is set up to enjoy this privilege.

EXCHANGE PRIVILEGES

You can exchange your Vista shares for shares in certain other J.P. Morgan funds. You can exchange Class B and C shares of the Prime Money Market Fund II for shares of the same class of another J.P. Morgan Fund. For tax purposes, an exchange is treated as a sale of Fund shares. Carefully read the prospectus of the fund you want to buy before making an exchange. You'll need to meet any minimum investment requirements and may have to pay a sales charge. Call 1-800-348-4782 for details.

You can also set up a systematic exchange program to automatically exchange shares on a regular basis. It's a free service.

You should not exchange shares as means of short-term trading as this could increase management cost and affect all shareholders. We reserve the right to limit the number of exchanges or to refuse an exchange. We may also terminate this privilege. We charge an administration fee of $5 for each exchange if you make more than 10 exchanges in a year or three in a quarter. See the Statement of Additional Information to find out more about the exchange privilege.

You cannot have simultaneous plans for the systematic investment or exchange and the systematic withdrawal or exchange for the same fund.

EXCHANGE BY PHONE

You may also use our Telephone Exchange Privilege. You can get information by contacting the J.P. Morgan Funds Service Center or your investment representative.

WHAT THE TERMS MEAN

COMMERCIAL PAPER: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

DEMAND NOTES: A debt security with no set maturity date. The investor can generally demand payment of the principal at any time.

DISTRIBUTION FEE: Covers the cost of the distribution system used to sell shares to the public.

DOLLAR WEIGHTED AVERAGE MATURITY: The average maturity of the Fund is the average amount of time until the organizations that issued the debt securities in the Fund's portfolio must pay off the principal amount of the debt. "Dollar weighted" means the larger the dollar value of debt security in the Fund, the more weight it gets in calculating this average.

FLOATING RATE SECURITIES: Securities whose interest rates adjust automatically whenever a particular interest rate changes.

LIQUIDITY: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

MANAGEMENT FEE: A fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund's investments.

MUNICIPAL LEASE OBLIGATIONSh: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of the general obligations of the municipality.

MUNICIPAL OBLIGATIONS: Debt securities issued by or on behalf of states, territories and possessions or by their agencies or other groups with authority to act for them. For securities to qualify as municipal obligations, the municipality's lawyers must give an opinion that the interest on them is not considered gross income for federal income tax purposes.

OTHER EXPENSES: Miscellaneous items, including transfer agency, administration, shareholder servicing, custody and registration fees.

REPURCHASE AGREEMENTS: A special type of a short-term investment. A dealer sells securities to a Fund and agrees to buy them back later for a set price. This set price includes interest. In effect, the dealer is borrowing the Fund's money for a short time, using the securities as collateral.

SHAREHOLDER SERVICE FEE: A fee to cover the cost of paying shareholder servicing agents to provide certain support services for your account.

VARIABLE RATE SECURITIES: Securities whose interest rates are periodically adjusted.

FINANCIAL HIGHLIGHTS

The Financial Highlights tables are intended to help you understand the Funds' financial performance for each of the past five years (or for the periods since shares were first offered). The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions).

Except for J.P. Morgan 100% U.S. Treasury Securities Money Market Fund, the following tables provide selected per share data and ratios for one Vista Class share and, for J.P. Morgan Prime Money Market Fund II, one Class B and one Class C share outstanding throughout each period shown.

On May 3, 1996, the Hanover 100% U.S. Treasury Securities Money Market Fund ("Hanover Fund") merged into the J.P. Morgan 100% U.S. Treasury Securities Money Market Fund, which was created to be the successor to the Hanover Fund. For the J.P. Morgan 100% U.S. Treasury Securities Money Market Fund, the table provides selected per share data and ratios for one Hanover Fund share outstanding through May 3, 1996 and one Vista Share of the successor Fund outstanding for periods thereafter.

This information is supplemented by the financial statements including accompanying notes appearing in the Funds' Annual Report to Shareholders for the year ended August 31, 2000, which is

FINANCIAL HIGHLIGHTS

incorporated by reference into the SAI. Shareholders may obtain a copy of this annual report by contacting the Funds or their Shareholder Servicing Agent.

Except for J.P. Morgan 100% U.S. Treasury Securities Money Market Fund, the financial statements, which include the financial highlights, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders.

For the J.P. Morgan 100% U.S. Treasury Securities Money Market Fund, the financial statements, which include the financial highlights, for each of the years in the four year period ended August 31, 2000 and the period from December 1, 1995 through August 31, 1996 have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders. Periods ended prior to December 1, 1995 were audited by other independent accountants.

J.P. MORGAN 100% U.S. TREASURY SECURITIES MONEY MARKET FUND*

                                                 Year      Year      Year      Year    12/01/95       Year
                                                ended     ended     ended     ended     through      ended
                                              8/31/00   8/31/99    8/31/98  8/31/97   8/31/96**   11/30/95
PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $1.00     $1.00      $1.00    $1.00       $1.00      $1.00

  Income from investment operations:
   Net investment income                         0.05      0.04       0.05     0.05        0.04       0.05
  Less distributions:
   Dividends from net investment income          0.05      0.04       0.05     0.05        0.04       0.05
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $1.00     $1.00      $1.00    $1.00       $1.00      $1.00
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                    5.02%     4.31%      4.92%    4.87%       3.50%      5.15%
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)           $3,535    $3,312     $3,051   $2,376      $1,672     $1,338
----------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets#        0.59%     0.59%      0.59%    0.59%       0.60%      0.58%
----------------------------------------------------------------------------------------------------------
Ratio of net investment income to
average net assets#                             4.92%     4.15%      4.78%    4.74%       4.58%      4.99%
----------------------------------------------------------------------------------------------------------
Ratio of expenses without  waivers,
reimbursements and earnings credits to
average net assets#                             0.71%     0.71%      0.71%    0.71%       0.68%      0.61%
----------------------------------------------------------------------------------------------------------
Ratio of net investment income waivers,
reimbursements and earnings credits to
average net assets#                             4.80%     4.03%      4.66%    4.62%       4.50%      4.96%
----------------------------------------------------------------------------------------------------------

  *Formerly Chase Vista 100% U.S. Treasury Securities Money Market Fund.
 **In 1996, the Fund changed its fiscal year end from November 30 to August 31.
  #Short periods have been annualized.

FINANCIAL HIGHLIGHTS

J.P. MORGAN TREASURY PLUS MONEY MARKET FUND*

                                                 Year      Year       Year     Year   5/6/96**
                                                ended     ended      ended    ended    through
                                              8/31/00   8/31/99    8/31/98  8/31/97    8/31/96
PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------
Net asset value, beginning of period            $1.00     $1.00      $1.00    $1.00      $1.00
----------------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income                         0.05      0.04       0.05     0.05       0.02
  Less distributions:
   Dividends from net investment income          0.05      0.04       0.05     0.05       0.02
----------------------------------------------------------------------------------------------
Net asset value, end of period                  $1.00     $1.00      $1.00    $1.00      $1.00
----------------------------------------------------------------------------------------------
TOTAL RETURN                                    5.29%     4.39%      5.05%    4.89%      1.50%
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------
Net assets, end of period (millions)           $1,367    $1,734     $1,316   $1,606     $1,382
----------------------------------------------------------------------------------------------
Ratio of expenses to average net assets#        0.59%     0.59%      0.59%    0.59%      0.59%
----------------------------------------------------------------------------------------------
Ratio of net investment income to
average net assets#                             5.14%     4.27%      4.92%    4.79%      4.63%
----------------------------------------------------------------------------------------------
Ratio of expenses without waivers,
reimbursements and earnings credits to
average net assets#                             0.71%     0.69%      0.70%    0.70%      0.73%
----------------------------------------------------------------------------------------------
Ratio of net investment income
without waivers, reimbursements and
earnings credits to average net assets#         5.02%     4.17%      4.81%    4.68%      4.49%
----------------------------------------------------------------------------------------------

  *Formerly Chase Vista Treasury Plus Money Market Fund.
 **Commencement of offering shares.
  #Short periods have been annualized.

J.P. MORGAN FEDERAL MONEY MARKET FUND II*

                                                 Year      Year       Year     Year       Year
                                                ended     ended      ended    ended      ended
                                              8/31/00   8/31/99    8/31/98  8/31/97    8/31/96
PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------
Net asset value, beginning of period            $1.00     $1.00      $1.00    $1.00      $1.00
----------------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income                         0.05      0.04       0.05     0.05       0.05
  Less distributions:
   Dividends from net investment income          0.05      0.04       0.05     0.05       0.05
----------------------------------------------------------------------------------------------
Net asset value, end of period                  $1.00     $1.00      $1.00    $1.00      $1.00
----------------------------------------------------------------------------------------------
TOTAL RETURN                                    5.29%     4.46%      4.94%    4.91%      4.83%
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------
Net assets, end of period (millions)             $576      $550       $359     $301       $353
----------------------------------------------------------------------------------------------
Ratio of expenses to average net assets         0.70%     0.70%      0.70%    0.70%      0.70%
----------------------------------------------------------------------------------------------
Ratio of net investment income to
average net assets                              5.17%     4.35%      4.88%    4.79%      4.79%
----------------------------------------------------------------------------------------------
Ratio of expenses without waivers,
reimbursements and earnings credits
to average net assets                           0.75%     0.78%      0.84%    0.82%      0.93%
----------------------------------------------------------------------------------------------
Ratio of net investment income without
waivers, reimbursements and earnings
credits to average net assets                   5.12%     4.27%      4.74%    4.67%      4.56%
----------------------------------------------------------------------------------------------

 *Formerly Chase Vista Federal Money Market Fund.

FINANCIAL HIGHLIGHTS

J.P. MORGAN U.S. GOVERNMENT MONEY MARKET FUND*

                                                 Year      Year       Year     Year       Year
                                                ended     ended      ended    ended      ended
                                              8/31/00   8/31/99    8/31/98  8/31/97    8/31/96
PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------
Net asset value, beginning of period            $1.00     $1.00      $1.00    $1.00      $1.00
----------------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income                         0.05      0.04       0.05     0.05       0.05
  Less distributions:
   Dividends from net investment income          0.05      0.04       0.05     0.05       0.05
Net asset value, end of period                  $1.00     $1.00      $1.00    $1.00      $1.00
----------------------------------------------------------------------------------------------
TOTAL RETURN                                    5.48%     4.55%      5.14%    5.04%      4.97%
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------
Net assets, end of period (millions)           $3,398    $3,538     $3,033   $2,139     $2,057
----------------------------------------------------------------------------------------------
Ratio of expenses to average net assets         0.59%     0.59%      0.59%    0.59%      0.65%
----------------------------------------------------------------------------------------------
Ratio of net investment income to
average net assets                              5.35%     4.46%      5.01%    4.93%      4.83%
----------------------------------------------------------------------------------------------
Ratio of expenses without waivers,
reimbursements and earnings credits to
average net assets                              0.69%     0.69%      0.70%    0.72%      0.73%
----------------------------------------------------------------------------------------------
Ratio of net investment income
without waivers, reimbursements
and earnings credits to average net assets      5.25%     4.36%      4.90%    4.80%      4.75%
----------------------------------------------------------------------------------------------

 *Formerly Chase Vista U.S. Government Money Market Fund.

J.P. MORGAN PRIME MONEY MARKET FUND II*

                                                               CLASS B SHARES

                                                 Year      Year       Year     Year       Year
                                                ended     ended      ended    ended      ended
                                              8/31/00   8/31/99    8/31/98  8/31/97    8/31/96
PER SHARE OPERATING PERFORMANCE:
----------------------------------------------------------------------------------------------
Net asset value, beginning of period            $1.00     $1.00      $1.00    $1.00      $1.00
----------------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income                         0.05      0.04       0.05     0.04       0.04
  Less distributions:
   Dividends from net investment income          0.05      0.04       0.05     0.04       0.04
Net asset value, end of period                  $1.00     $1.00      $1.00    $1.00      $1.00
----------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                 4.97%     4.07%      4.60%    4.33%      4.25%
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------
Net assets, end of period (millions)              $11       $36        $29      $10        $16
----------------------------------------------------------------------------------------------
Ratio of expenses to average net assets         1.25%     1.25%      1.25%    1.35%      1.47%
----------------------------------------------------------------------------------------------
Ratio of net investment income to
average net assets                              4.87%     4.00%      4.49%    4.27%      4.17%
----------------------------------------------------------------------------------------------
Ratio of expenses without waivers,
reimbursements and earnings credits
to average net assets                           1.27%     1.47%      1.50%    1.53%      1.71%
----------------------------------------------------------------------------------------------
Ratio of net investment income
without waivers, reimbursements and
earnings credits to average net assets          4.85%     3.78%      4.24%    4.09%      3.93%
----------------------------------------------------------------------------------------------

 *Formerly Chase Vista Prime Money Market Fund.

FINANCIAL HIGHLIGHTS

J.P. MORGAN PRIME MONEY MARKET FUND II*

                                                      CLASS C SHARES                VISTA SHARES
                                                 Year      Year    5/14/98**       Year   10/1/98**
                                                ended     ended      Through      ended     Through
                                              8/31/00   8/31/99      8/31/98    8/31/00     8/31/99
PER SHARE OPERATING PERFORMANCE:
---------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $1.00     $1.00        $1.00      $1.00       $1.00
---------------------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income                         0.05      0.04         0.01       0.06        0.04
  Less distributions:
   Dividends from net investment income          0.05      0.04         0.01       0.06        0.04
---------------------------------------------------------------------------------------------------
Net asset value, end of period                  $1.00     $1.00        $1.00      $1.00       $1.00
---------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                 4.95%     3.85%        1.29%      5.65%       4.26%
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------
Net assets, end of period (millions)               $+        $1           $1     $1,475        $515
---------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets#        1.26%     1.45%        1.50%      0.59%       0.59%
---------------------------------------------------------------------------------------------------
Ratio of net investment income to
average net assets#                             4.86%     3.75%        4.21%      5.53%       4.61%
---------------------------------------------------------------------------------------------------
Ratio of expenses without waivers,
reimbursements and earnings credits
to average net assets#                          1.26%     1.45%        1.50%      0.61%       0.72%
---------------------------------------------------------------------------------------------------
Ratio of net investment income without
waivers, reimbursements and earnings
credits to average net assets#                  4.86%     3.75%        4.21%      5.51%       4.48%
---------------------------------------------------------------------------------------------------

  *Formerly Chase Vista Prime Money Market Fund.
 **Commencement of offering shares.
(1)Total returns are calculated before taking into account effect of deferred sales charge.
  #Short periods have been annualized.
  +Amount rounds to less than   one million.

J.P. MORGAN TAX FREE MONEY MARKET FUND*

                                                 Year      Year       Year     Year       Year
                                                ended     ended      ended    ended      ended
                                              8/31/00   8/31/99    8/31/98  8/31/97    8/31/96
PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------
Net asset value, beginning of period            $1.00     $1.00      $1.00    $1.00      $1.00
----------------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income                         0.03      0.03       0.03     0.03       0.03
  Less distributions:
   Dividends from net investment income          0.03      0.03       0.03     0.03       0.03
----------------------------------------------------------------------------------------------
Net asset value, end of period                  $1.00     $1.00      $1.00    $1.00      $1.00
----------------------------------------------------------------------------------------------
TOTAL RETURN                                    3.37%     2.73%      3.10%    3.12%      2.92%
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------
Net assets, end of period (millions)             $895      $754       $733     $566       $574
----------------------------------------------------------------------------------------------
Ratio of expenses to average net assets         0.59%     0.59%      0.59%    0.59%      0.69%
----------------------------------------------------------------------------------------------
Ratio of net investment income to
average net assets                              3.33%     2.68%      3.05%    3.08%      2.89%
----------------------------------------------------------------------------------------------
Ratio of expenses without waivers,
reimbursements and earnings credits
to average net assets                           0.75%     0.73%      0.72%    0.73%      0.80%
----------------------------------------------------------------------------------------------
Ratio of net investment income without
waivers, reimbursements and earnings
credits to average net assets                   3.17%     2.54%      2.92%    2.94%      2.78%
----------------------------------------------------------------------------------------------

  *Formerly Chase Vista Tax Free Money Market Fund.

FINANCIAL HIGHLIGHTS

J.P. MORGAN NEW YORK TAX FREE MONEY MARKET FUND*

                                                 Year      Year       Year     Year       Year
                                                ended     ended      ended    ended      ended
                                              8/31/00   8/31/99    8/31/98  8/31/97    8/31/96
PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------
Net asset value, beginning of period            $1.00     $1.00      $1.00    $1.00      $1.00
----------------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income                         0.03      0.03       0.03     0.03       0.03
  Less distributions:
   Dividends from net investment income          0.03      0.03       0.03     0.03       0.03
----------------------------------------------------------------------------------------------
Net asset value, end of period                  $1.00     $1.00      $1.00    $1.00      $1.00
----------------------------------------------------------------------------------------------
TOTAL RETURN                                    3.27%     2.66%      3.03%    3.02%      2.85%
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------
Net assets, end of period (millions)           $1,831    $1,505     $1,372     $957       $890
----------------------------------------------------------------------------------------------
Ratio of expenses to average net assets         0.59%     0.59%      0.59%    0.59%      0.74%
----------------------------------------------------------------------------------------------
Ratio of net investment income to
average net assets                              3.24%     2.61%      2.97%    2.97%      2.79%
----------------------------------------------------------------------------------------------
Ratio of expenses without waivers,
reimbursements and earnings credits
to average net assets                           0.70%     0.71%      0.72%    0.73%      0.83%
----------------------------------------------------------------------------------------------
Ratio of net investment income without
waivers, reimbursements and earnings
credits to average net assets                   3.13%     2.49%      2.84%    2.83%      2.70%
----------------------------------------------------------------------------------------------

  *Formerly Chase Vista New York Tax Free Money Market Fund.

J.P. MORGAN CALIFORNIA TAX FREE MONEY MARKET FUND*

                                                 Year      Year       Year     Year       Year
                                                ended     ended      ended    ended      ended
                                              8/31/00   8/31/99    8/31/98  8/31/97    8/31/96
PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------
Net asset value, beginning of period           $1.00      $1.00      $1.00    $1.00      $1.00
----------------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income                        0.03       0.03       0.03     0.03       0.03
  Less distributions:
   Dividends from net investment income         0.03       0.03       0.03     0.03       0.03
----------------------------------------------------------------------------------------------
Net asset value, end of period                 $1.00      $1.00      $1.00    $1.00      $1.00
----------------------------------------------------------------------------------------------
TOTAL RETURN                                   3.00%      2.66%      2.97%    3.02%      3.06%
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------
Net assets, end of period (millions)              $78       $68        $50      $46        $43
----------------------------------------------------------------------------------------------
Ratio of expenses to average net assets         0.55%     0.55%      0.55%    0.56%      0.56%
----------------------------------------------------------------------------------------------
Ratio of net investment income to
average net assets                              3.03%     2.55%      2.89%    2.99%      3.03%
----------------------------------------------------------------------------------------------
Ratio of expenses without waivers,
reimbursements and earnings credits to
average net assets                              0.90%     0.94%      0.93%    0.86%      1.02%
----------------------------------------------------------------------------------------------
Ratio of net investment income
without waivers, reimbursements and
earnings credits to average net assets          2.68%     2.16%      2.51%    2.69%      2.57%
----------------------------------------------------------------------------------------------

  *Formerly Chase Vista California Tax Free Money Market Fund.

THIS PAGE INTENTIONALLY LEFT BLANK

THIS PAGE INTENTIONALLY LEFT BLANK

HOW TO REACH US

MORE INFORMATION

You'll find more information about the Funds in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about each Fund's investments and performance.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Funds and their policies. It is incorporated by reference into this prospectus. That means, by law, it's considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-348-4782 or writing to:

J.P. MORGAN FUNDS SERVICE CENTER
P.O. BOX 219392
KANSAS CITY, MO 64121-9392


If you buy your shares through The Chase Manhattan Bank or another institution, you should contact that institution directly for more information. You can also find information online at www.J.P. Morgan.com on the internet.

You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Funds, including the SAI. They'll charge you a copying fee for this service. You can also visit the Public Reference Section and copy the documents while you're there.

PUBLIC REFERENCE SECTION OF THE SEC
WASHINGTON, DC 20549-0102.

1-202-942-8090

E-MAIL: PUBLICINFO@SEC.GOV

Reports, a copy of the SAI and other information about the Funds is also available on the SEC's website at http://www.sec.gov.

The Fund's Investment Company Act File No. is 811-8358.




J.P. Morgan Funds Fulfillment Center
393 Manley Street
West Bridgewater, MA 02379-1039

PROSPECTUS DECEMBER 29, 2000 (REVISED MARCH 9, 2001)

J.P. MORGAN
MONEY MARKET FUNDS

THIS PROSPECTUS OFFERS:

INSTITUTIONAL SHARES



100% U.S. TREASURY
SECURITIES MONEY
MARKET FUND

TREASURY PLUS
MONEY MARKET FUND

FEDERAL MONEY
MARKET FUND II

U.S. GOVERNMENT
MONEY MARKET FUND

PRIME MONEY
MARKET FUND II

TAX FREE MONEY
MARKET FUND



THE SECURITIES AND
EXCHANGE COMMISSION
HAS NOT APPROVED OR
DISAPPROVED THESE
SECURITIES OR DETERMINED
IF THIS PROSPECTUS IS
TRUTHFUL OR COMPLETE.
ANY REPRESENTATION TO THE
CONTRARY IS A CRIMINAL
OFFENSE.

[GRAPHIC]

[LOGO]CHASE
THE RIGHT RELATIONSHIP IS EVERYTHING.-Registered Trademark-


PSMMI-1-1200  X


100% U.S. TREASURY SECURITIES
MONEY MARKET FUND                                 1

TREASURY PLUS MONEY MARKET FUND                   5

FEDERAL MONEY MARKET FUND II                      9

U.S. GOVERNMENT MONEY MARKET FUND                13

PRIME MONEY MARKET FUND II                       17

TAX FREE MONEY MARKET FUND                       22


THE FUNDS' INVESTMENT ADVISER                    27


HOW YOUR ACCOUNT WORKS                           28

BUYING FUND SHARES                               28

SELLING FUND SHARES                              30

OTHER INFORMATION CONCERNING THE FUNDS           30

DISTRIBUTIONS AND TAXES                          31


SHAREHOLDER SERVICES                             33


WHAT THE TERMS MEAN                              34


FINANCIAL HIGHLIGHTS                             35


HOW TO REACH US                          BACK COVER


J.P. MORGAN 100% U.S. TREASURY SECURITIES MONEY MARKET FUND



THE FUND'S
OBJECTIVE

THE FUND AIMS TO
PROVIDE THE HIGHEST
POSSIBLE LEVEL OF
CURRENT INCOME
WHILE STILL
MAINTAINING LIQUIDITY
AND PROVIDING
MAXIMUM SAFETY OF
PRINCIPAL.




THE FUND'S MAIN
INVESTMENT STRATEGY

The Fund invests solely in direct debt securities of the U.S. Treasury, including Treasury bills, bonds and notes. These investments carry different interest rates, maturities and issue dates.

The Fund does not buy securities issued or guaranteed by agencies of the U.S. government and it does not enter into repurchase agreements. The dollar weighted average maturity of the Fund will be 90 days or less and the Fund will buy only those investments which have remaining maturities of 397 days or less.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the Fund's advisers.

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities and market sectors.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may change any of its
investment policies (except its
investment objective) without shareholder approval.

J.P. MORGAN 100% U.S. TREASURY SECURITIES MONEY MARKET FUND


THE MAIN INVESTMENT RISKS

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This would hurt the Fund's performance.



INVESTMENTS IN THE FUND ARE NOT
BANK DEPOSITS OR OBLIGATIONS OF, OR
GUARANTEED OR ENDORSED BY, THE
CHASE MANHATTAN BANK OR ANY OF
ITS AFFILIATES AND ARE NOT INSURED
BY THE FDIC, THE FEDERAL RESERVE
BOARD OR ANY OTHER GOVERNMENT AGENCY.
ALTHOUGH THE 100% U.S.
TREASURY SECURITIES MONEY MARKET
FUND SEEKS TO PRESERVE THE VALUE
OF YOUR INVESTMENT AT $1.00 PER
SHARE, IT IS POSSIBLE TO LOSE MONEY
BY INVESTING IN THE FUND.

SECURITIES IN THE FUND'S PORTFOLIO
MAY NOT EARN AS HIGH A CURRENT
INCOME AS LONGER TERM OR LOWER-
QUALITY SECURITIES.

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual total return over the past year, five years and since inception.

The performance for the period before Institutional Class Shares were launched in June 1996 is based upon the performance for the Vista Class Shares of the Fund.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.


YEAR-BY-YEAR RETURNS

PAST PERFORMANCE DOES NOT PREDICT HOW THIS
FUND WILL PERFORM IN THE FUTURE. THE BARS FOR
1992--1996 ARE BASED UPON THE PERFORMANCE
FOR THE VISTA CLASS SHARES OF THE FUND.


[BAR CHART]

[PLOT POINTS]

           1992         3.35%
           1993         2.60%
           1994         3.50%
           1995         5.17%
           1996         4.94%
           1997         5.24%
           1998         5.23%
           1999         4.62%
           2000         5.85%

BEST QUARTER            1.54%
                  4TH QUARTER, 2000

WORST QUARTER           0.63%
                  2ND QUARTER, 1993


AVERAGE ANNUAL TOTAL RETURNS

FOR THE PERIODS ENDING DECEMBER 31, 2000


                                                                     SINCE
                                                                     INCEPTION
                                  PAST 1 YEAR      PAST 5 YEARS      (11/30/91)
                                  -----------      ------------      ----------

INSTITUTIONAL SHARES                  5.85%            5.18%           4.50%


J.P. MORGAN 100% U.S. TREASURY SECURITIES MONEY MARKET FUND

FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):

NONE

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*


                                                                          TOTAL ANNUAL
                           MANAGEMENT      DISTRIBUTION   OTHER           FUND OPERATING
CLASS OF SHARES            FEES            (12B-1) FEES   EXPENSES        EXPENSES
---------------            ----------      ------------   --------        --------------

INSTITUTIONAL SHARES         0.10%             NONE        0.25%#             0.35%#


* THE TABLE IS BASED ON EXPENSES INCURRED DURING THE MOST RECENT FISCAL YEAR.

# RESTATED FROM THE MOST RECENT FISCAL YEAR TO REFLECT CURRENT EXPENSE ARRANGEMENTS.

THE ACTUAL OTHER EXPENSES ARE EXPECTED TO BE 0.15% AND TOTAL ANNUAL FUND OPERATING EXPENSES ARE NOT EXPECTED TO EXCEED 0.25%. THAT IS BECAUSE J.P. MORGAN FLEMING ASSET MANAGEMENT (USA), INC. (JPMFAM (USA)) AND SOME OF THE FUND'S OTHER SERVICE PROVIDERS HAVE VOLUNTEERED NOT TO COLLECT A PORTION OF THEIR FEES AND TO REIMBURSE OTHERS. JPMFAM (USA) AND THESE OTHER SERVICE PROVIDERS MAY TERMINATE THIS ARRANGEMENT AT ANY TIME.

THE TABLE DOES NOT REFLECT CHARGES OR CREDITS WHICH YOU MIGHT INCUR IF YOU INVEST THROUGH A FINANCIAL INSTITUTION.

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-- you invest $10,000
-- you sell all your shares at the end of the period
-- your investment has a 5% return each year
-- you reinvested all your dividends, and -- the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                          1 YEAR      3 YEARS     5 YEARS      10 YEARS
-----------------------   ------      -------     -------      --------
INSTITUTIONAL SHARES        $36         $113        $197         $443

J.P. MORGAN TREASURY PLUS MONEY MARKET FUND

THE FUND'S
OBJECTIVE

THE FUND AIMS TO
PROVIDE THE HIGHEST
POSSIBLE LEVEL OF
CURRENT INCOME
WHILE STILL
MAINTAINING
LIQUIDITY AND
PRESERVING CAPITAL.



THE FUND'S MAIN
INVESTMENT STRATEGY

The Fund invests at least 65% of its assets in direct debt securities of the U.S. Treasury, including Treasury bills, bonds and notes, and repurchase agreements collateralized by their investments. These debt securities carry different interest rates, maturities and issue dates.

The Fund also seeks to enhance its performance by investing in repurchase agreements, using debt securities guaranteed by the U.S. Treasury as collateral.

The dollar weighted average maturity of the Fund will be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the Fund's advisers.

J.P. MORGAN TREASURY PLUS MONEY MARKET FUND


The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund may change any of its investment policies (except its investment objective) without shareholder approval.

THE MAIN INVESTMENT RISKS

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This would hurt the Fund's performance.




INVESTMENTS IN THE FUND ARE NOT
BANK DEPOSITS OR OBLIGATIONS OF, OR
GUARANTEED OR ENDORSED BY, THE
CHASE MANHATTAN BANK OR ANY OF
ITS AFFILIATES AND ARE NOT INSURED
BY THE FDIC, THE FEDERAL RESERVE
BOARD OR ANY OTHER GOVERNMENT
AGENCY. ALTHOUGH THE TREASURY PLUS
MONEY MARKET FUND SEEKS TO
PRESERVE THE VALUE OF YOUR
INVESTMENT AT $1.00 PER SHARE, IT
IS POSSIBLE TO LOSE MONEY BY
INVESTING IN THE FUND.

SECURITIES IN THE FUND'S PORTFOLIO
MAY NOT EARN AS HIGH A CURRENT
INCOME AS LONGER TERM OR LOWER-
QUALITY SECURITIES.

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual total return over the past year, five years and since inception.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

YEAR-BY-YEAR RETURNS

PAST PERFORMANCE DOES NOT PREDICT HOW THIS
FUND WILL PERFORM IN THE FUTURE.



[BAR CHART]

[PLOT POINTS]

           1995         5.62%
           1996         5.14%
           1997         5.35%
           1998         5.29%
           1999         4.79%
           2000         6.11%

BEST QUARTER            1.60%
                    4TH QUARTER, 2000

WORST QUARTER           1.10%
                    1ST QUARTER, 1999



AVERAGE ANNUAL TOTAL RETURNS

FOR THE PERIODS ENDING DECEMBER 31, 2000


                                                                     SINCE
                                                                     INCEPTION
                                  PAST 1 YEAR      PAST 5 YEARS      (4/20/94)
                                  -----------      ------------      ----------
INSTITUTIONAL SHARES                 6.11%            5.34%             5.28%

J.P. MORGAN TREASURY PLUS MONEY MARKET FUND

FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):

 NONE

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*


                                                                  TOTAL ANNUAL
                   MANAGEMENT      DISTRIBUTION   OTHER           FUND OPERATING
 CLASS OF SHARES   FEES            (12B-1) FEES   EXPENSES        EXPENSES
----------------   ----------      ------------   --------        --------------
 INSTITUTIONAL
 SHARES            0.10%           NONE           0.26%           0.36%


* THE TABLE IS BASED ON EXPENSES INCURRED DURING THE MOST RECENT FISCAL YEAR.

THE ACTUAL OTHER EXPENSES ARE EXPECTED TO BE 0.15% AND TOTAL ANNUAL FUND OPERATING EXPENSES ARE NOT EXPECTED TO EXCEED 0.25%. THAT IS BECAUSE J.P. MORGAN FLEMING ASSET MANAGEMENT (USA), INC. (JPMFAM (USA)) AND SOME OF THE FUND'S OTHER SERVICE PROVIDERS HAVE VOLUNTEERED NOT TO COLLECT A PORTION OF THEIR FEES AND TO REIMBURSE OTHERS. JPMFAM (USA) AND THESE OTHER SERVICE PROVIDERS MAY TERMINATE THIS ARRANGEMENT AT ANY TIME.

THE TABLE DOES NOT REFLECT CHARGES OR CREDITS WHICH YOU MIGHT INCUR IF YOU INVEST THROUGH A FINANCIAL INSTITUTION.

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

- you invest $10,000
- you sell all your shares at the end of the period
- your investment has a 5% return each year
- you reinvested all your dividends, and
- the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                1 YEAR      3 YEARS     5 YEARS      10 YEARS
----------------------------    ------      -------     -------      --------
 INSTITUTIONAL SHARES           $37         $116        $202         $456

J.P. MORGAN FEDERAL MONEY MARKET FUND II

THE FUND'S OBJECTIVE

THE FUND AIMS TO
PROVIDE CURRENT
INCOME WHILE STILL
PRESERVING CAPITAL AND
MAINTAINING LIQUIDITY.

THE FUND'S MAIN
INVESTMENT STRATEGY

The Fund invests primarily in:

- direct debt securities of the U.S. Treasury, including Treasury bills, bonds and notes, and

- debt securities that certain U.S. government agencies or authorities have either issued or guaranteed as to principal and interest.

The Fund does not enter into repurchase agreements. The dollar weighted average maturity of the Fund will be 90 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the Fund's advisers.

J.P. MORGAN FEDERAL MONEY MARKET FUND II

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund may change any of its investment policies (except its investment objective) without shareholder approval.

THE MAIN INVESTMENT RISKS

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This would hurt the Fund's performance.



INVESTMENTS IN THE FUND ARE NOT
BANK DEPOSITS OR OBLIGATIONS OF, OR
GUARANTEED OR ENDORSED BY, THE
CHASE MANHATTAN BANK OR ANY OF
ITS AFFILIATES AND ARE NOT INSURED
BY THE FDIC, THE FEDERAL RESERVE
BOARD OR ANY OTHER GOVERNMENT
AGENCY. ALTHOUGH THE FEDERAL
MONEY MARKET FUND II SEEKS TO
PRESERVE THE VALUE OF YOUR
INVESTMENT AT $1.00 PER SHARE, IT
IS POSSIBLE TO LOSE MONEY BY
INVESTING IN THE FUND.


SECURITIES IN THE FUND'S PORTFOLIO
MAY NOT EARN AS HIGH A CURRENT
INCOME AS LONGER TERM OR LOWER-
QUALITY SECURITIES.

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual total return over the past year, five years and since inception.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

YEAR-BY-YEAR RETURNS

PAST PERFORMANCE DOES NOT PREDICT HOW THIS
FUND WILL PERFORM IN THE FUTURE.


[BAR CHART]

[PLOT POINTS]


           1995         5.71%
           1996         5.24%
           1997         5.43%
           1998         5.32%
           1999         4.98%
           2000         6.14%

BEST QUARTER            1.58%
                    3RD QUARTER, 2000

                    4TH QUARTER, 2000

WORST QUARTER           1.16%

                    1ST QUARTER, 1999


AVERAGE ANNUAL TOTAL RETURNS

FOR THE PERIODS ENDING DECEMBER 31, 2000


                                                                     SINCE
                                                                     INCEPTION
                                     PAST 1 YEAR    PAST 5 YEARS     (4/20/94)
                                     -----------    ------------     ---------
 INSTITUTIONAL SHARES                   6.14%          5.42%           5.39%


J.P. MORGAN FEDERAL MONEY MARKET FUND II

FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):

 NONE

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*


                                                                  TOTAL ANNUAL
                   MANAGEMENT      DISTRIBUTION   OTHER           FUND OPERATING
 CLASS OF SHARES   FEES            (12B-1) FEES   EXPENSES        EXPENSES
----------------   ----------      ------------   --------        --------------
 INSTITUTIONAL
 SHARES            0.10%           NONE           0.23%#          0.33%#

* THE TABLE IS BASED ON EXPENSES INCURRED DURING THE MOST RECENT FISCAL YEAR.

# RESTATED FROM THE MOST RECENT FISCAL YEAR TO REFLECT CURRENT EXPENSE
  ARRANGEMENTS.

THE ACTUAL OTHER EXPENSES ARE EXPECTED TO BE 0.16% AND TOTAL ANNUAL FUND OPERATING EXPENSES ARE NOT EXPECTED TO EXCEED 0.26%. THAT IS BECAUSE J.P. MORGAN FLEMING ASSET MANAGEMENT (USA), INC. (JPMFAM (USA)) AND SOME OF THE FUND'S OTHER SERVICE PROVIDERS HAVE VOLUNTEERED NOT TO COLLECT A PORTION OF THEIR FEES AND TO REIMBURSE OTHERS. JPMFAM (USA) AND THESE OTHER SERVICE PROVIDERS MAY TERMINATE THIS ARRANGEMENT AT ANY TIME.

THE TABLE DOES NOT REFLECT CHARGES OR CREDITS WHICH YOU MIGHT INCUR IF YOU INVEST THROUGH A FINANCIAL INSTITUTION.

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

- you invest $10,000
- you sell all your shares at the end of the period
- your investment has a 5% return each year
- you reinvested all your dividends, and
- the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                                1 YEAR      3 YEARS     5 YEARS      10 YEARS
---------------------           ------      -------     -------      --------
 INSTITUTIONAL SHARES           $34         $106        $185         $418


J.P. MORGAN U.S. GOVERNMENT MONEY MARKET FUND

THE FUND'S
OBJECTIVE

THE FUND AIMS TO
PROVIDE THE HIGHEST
POSSIBLE LEVEL OF
CURRENT INCOME
WHILE STILL
MAINTAINING
LIQUIDITY AND
PRESERVING CAPITAL.

THE FUND'S MAIN
INVESTMENT STRATEGY

The Fund invests substantially all its assets in:

- debt securities issued or guaranteed by the U.S. Treasury or agencies or authorities of the U.S. Government, and

- repurchase agreements using these
  securities as collateral.

The dollar weighted average maturity of the Fund will be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the Fund's advisers.

J.P. MORGAN U.S. GOVERNMENT MONEY MARKET FUND

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund may change any of its investment policies (except its investment objective) without shareholder approval.


THE MAIN INVESTMENT RISKS

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This would hurt the Fund's performance.

INVESTMENTS IN THE FUND ARE NOT
BANK DEPOSITS OR OBLIGATIONS OF, OR
GUARANTEED OR ENDORSED BY, THE
CHASE MANHATTAN BANK OR ANY OF
ITS AFFILIATES AND ARE NOT INSURED
BY THE FDIC, THE FEDERAL RESERVE
BOARD OR ANY OTHER GOVERNMENT
AGENCY. ALTHOUGH THE U.S.
GOVERNMENT MONEY MARKET FUND
SEEKS TO PRESERVE THE VALUE OF
YOUR INVESTMENT AT $1.00 PER
SHARE, IT IS POSSIBLE TO LOSE MONEY
BY INVESTING IN THE FUND.

SECURITIES IN THE FUND'S PORTFOLIO
MAY NOT EARN AS HIGH A CURRENT
INCOME AS LONGER TERM OR LOWER-
QUALITY SECURITIES.

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and ten years.

The performance for the period before Institutional Class Shares were launched in December 1993 is based upon the performance for the Premier Class Shares of the Fund.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

YEAR-BY-YEAR RETURNS

PAST PERFORMANCE DOES NOT PREDICT HOW THIS
FUND WILL PERFORM IN THE FUTURE. THE BARS FOR
1991--1993 ARE BASED UPON THE PERFORMANCE
FOR THE PREMIER CLASS SHARES OF THE FUND.


[BAR CHART]

[PLOT POINTS]


          1991                  5.81%
          1992                  3.40%
          1993                  2.71%
          1994                  4.12%
          1995                  5.83%
          1996                  5.33%
          1997                  5.46%
          1998                  5.38%
          1999                  4.97%
          2000                  6.25%

BEST QUARTER                    1.61%
                          3RD QUARTER, 2000
                          4TH QUARTER, 2000

WORST QUARTER                   0.66%
                         2ND QUARTER, 1993


J.P. MORGAN U.S. GOVERNMENT MONEY MARKET FUND

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDING DECEMBER 31, 2000

                                        PAST 1 YEAR    PAST 5 YEARS  PAST 10 YEARS
                                        -----------    ------------  -------------
 INSTITUTIONAL SHARES                   6.25%          5.48%         4.92%

FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):

 NONE

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*


                                                                  TOTAL ANNUAL
                   MANAGEMENT      DISTRIBUTION   OTHER           FUND OPERATING
 CLASS OF SHARES   FEES            (12B-1) FEES   EXPENSES        EXPENSES
----------------   ----------      ------------   --------        --------------
INSTITUTIONAL
SHARES                0.10%            NONE         0.22%#             0.32%#


* THE TABLE IS BASED ON EXPENSES INCURRED DURING THE MOST RECENT FISCAL YEAR.

# RESTATED FROM THE MOST RECENT FISCAL YEAR TO REFLECT CURRENT EXPENSE
  ARRANGEMENTS.

THE ACTUAL OTHER EXPENSES ARE EXPECTED TO BE 0.16% AND TOTAL ANNUAL FUND OPERATING EXPENSES ARE NOT EXPECTED TO EXCEED 0.26%. THAT IS BECAUSE J.P. MORGAN FLEMING ASSET MANAGEMENT (USA), INC. (JPMFAM (USA)) AND SOME OF THE FUND'S OTHER SERVICE PROVIDERS HAVE VOLUNTEERED NOT TO COLLECT A PORTION OF THEIR FEES AND TO REIMBURSE OTHERS. JPMFAM (USA) AND THESE OTHER SERVICE PROVIDERS MAY TERMINATE THIS ARRANGEMENT AT ANY TIME.

THE TABLE DOES NOT REFLECT CHARGES OR CREDITS WHICH YOU MIGHT INCUR IF YOU INVEST THROUGH A FINANCIAL INSTITUTION.

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

- you invest $10,000
- you sell all your shares at the end of the period
- your investment has a 5% return each year
- you reinvested all your dividends, and
- the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                                1 YEAR      3 YEARS     5 YEARS      10 YEARS
                                ------      -------     -------      --------
 INSTITUTIONAL SHARES           $33         $103        $180         $406


J.P. MORGAN PRIME MONEY MARKET FUND II

THE FUND'S
OBJECTIVE

THE FUND AIMS TO
PROVIDE THE HIGHEST
POSSIBLE LEVEL OF
CURRENT INCOME
WHILE STILL
MAINTAINING
LIQUIDITY AND
PRESERVING CAPITAL.

THE FUND'S MAIN
INVESTMENT STRATEGY

The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars.

The Fund principally invests in:

- high quality commercial paper
  and other short-term debt securities,
  including floating and variable rate
  demand notes of U.S. and foreign
  corporations

- debt securities issued or guaranteed by qualified banks. These are:

   - U.S. banks with more than
     $1 billion in total assets, and
     foreign branches of these banks

   - foreign banks with the equivalent of
     more than $10 billion in total assets
     and which have branches or agencies
     in the U.S.

   - other U.S. or foreign commercial
     banks which the Fund's advisers
     judge to have comparable credit
     standing

- securities issued or guaranteed by the U.S. Government, its agencies or authorities

- asset-backed securities

- repurchase agreements

The dollar weighted average maturity of the Fund will be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

J.P. MORGAN PRIME MONEY MARKET FUND II

The Fund may invest any portion of its assets in debt securities issued or guaranteed by U.S. banks and their foreign branches. These include certificates of deposit, time deposits and bankers' acceptances.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the Fund's advisers.

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may change any of its investment policies (except its investment objective) without shareholder approval.

THE MAIN INVESTMENT RISKS

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

The Fund's ability to concentrate its investments in the banking industry could increase risks. The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers get into financial trouble and can't repay their loans.

Investments in foreign banks and other foreign issuers may be riskier than investments in the United States. That could be, in part, because of difficulty converting investments into cash, political and economic instability, the imposition of government controls, or regulations that don't match U.S. standards.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This would hurt the Fund's performance.


INVESTMENTS IN THE FUND ARE
NOT BANK DEPOSITS OR OBLIGATIONS OF, OR
GUARANTEED OR ENDORSED BY, THE
CHASE MANHATTAN BANK OR ANY OF
ITS AFFILIATES AND ARE NOT INSURED
BY THE FDIC, THE FEDERAL RESERVE
BOARD OR ANY OTHER GOVERNMENT
AGENCY. ALTHOUGH THE PRIME
MONEY MARKET FUND II SEEKS TO
PRESERVE THE VALUE OF YOUR
INVESTMENT AT $1.00 PER SHARE, IT
IS POSSIBLE TO LOSE MONEY BY
INVESTING IN THE FUND.

SECURITIES IN THE FUND'S PORTFOLIO
MAY NOT EARN AS HIGH A CURRENT
INCOME AS LONGER TERM OR LOWER-
QUALITY SECURITIES.

J.P. MORGAN PRIME MONEY MARKET FUND II

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual total return over the past year, five years and since inception.

The performance for the period before Institutional Class Shares were launched in April 1994 is based upon the performance for the Premier Class Shares of the Fund.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

YEAR-BY-YEAR RETURNS
PAST PERFORMANCE DOES NOT PREDICT HOW THIS
FUND WILL PERFORM IN THE FUTURE. THE BAR FOR
1994 IS BASED UPON THE PERFORMANCE FOR THE
PREMIER CLASS SHARES OF THE FUND.


[BAR CHART]

[PLOT POINTS]


           1994         4.21%
           1995         5.84%
           1996         5.40%
           1997         5.58%
           1998         5.53%
           1999         5.17%
           2000         6.38%

BEST QUARTER            1.64%
                  3RD QUARTER, 2000

WORST QUARTER           0.75%
                  1ST QUARTER, 1994


AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDING DECEMBER 31, 2000

                                                                     SINCE
                                                                     INCEPTION
                                    PAST 1 YEAR    PAST 5 YEARS      (11/15/93)
                                    -----------    ------------      ----------
 INSTITUTIONAL SHARES               6.38%          5.61%             5.39%

FEES AND EXPENSES
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):

 NONE

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*


                                                                  TOTAL ANNUAL
                   MANAGEMENT      DISTRIBUTION   OTHER           FUND OPERATING
 CLASS OF SHARES   FEES            (12B-1) FEES   EXPENSES        EXPENSES
----------------   ----------      ------------   --------        --------------
 INSTITUTIONAL
 SHARES            0.10%           NONE           0.23%           0.33%


* THE TABLE IS BASED ON EXPENSES INCURRED DURING THE MOST RECENT FISCAL YEAR.

THE ACTUAL OTHER EXPENSES ARE EXPECTED TO BE 0.16% AND TOTAL ANNUAL FUND OPERATING EXPENSES ARE NOT EXPECTED TO EXCEED 0.26%. THAT IS BECAUSE J.P. MORGAN FLEMING ASSET MANAGEMENT (USA), INC. (JPMFAM (USA)) AND SOME OF THE FUND'S OTHER SERVICE PROVIDERS HAVE VOLUNTEERED NOT TO COLLECT A PORTION OF THEIR FEES AND TO REIMBURSE OTHERS. JPMFAM (USA) AND THESE OTHER SERVICE PROVIDERS MAY TERMINATE THIS ARRANGEMENT AT ANY TIME.

THE TABLE DOES NOT REFLECT CHARGES OR CREDITS WHICH YOU MIGHT INCUR IF YOU INVEST THROUGH A FINANCIAL INSTITUTION.

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

- you invest $10,000
- you sell all your shares at the end of the period
- your investment has a 5% return each year
- you reinvested all your dividends, and
- the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                1 YEAR      3 YEARS     5 YEARS      10 YEARS
                                ------      -------     -------      --------
 INSTITUTIONAL SHARES           $34         $106        $185         $418

J.P. MORGAN TAX FREE MONEY MARKET FUND

THE FUND'S
OBJECTIVE

THE FUND AIMS TO
PROVIDE THE HIGHEST
POSSIBLE LEVEL OF
CURRENT INCOME
WHICH IS EXCLUDED
FROM GROSS INCOME,
WHILE STILL
PRESERVING CAPITAL
AND MAINTAINING
LIQUIDITY.


THE FUND'S MAIN
INVESTMENT STRATEGY

Under normal market conditions, the Fund will try to invest 100% of its assets in municipal obligations, the interest on which is excluded from gross income and which is not subject to the alternative minimum tax on individuals.

As a fundamental policy, the Fund will invest at least 80% of its assets in municipal obligations. The remaining 20% of total assets may be invested in securities which are subject to federal income tax or the federal alternative minimum tax for individuals. To temporarily defend its assets, the Fund may exceed this limit.

The Fund may also invest in municipal lease obligations. These provide participation in municipal lease agreements and installment purchase contracts.

The Fund invests only in securities issued and payable in U.S. dollars.

Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the Fund's advisers.

The dollar-weighted average maturity of the Fund will be 90 days or less and the

Fund will buy only those investments which have remaining maturities of 397 days or less.

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may change any of its non-fundamental investment policies (except its investment objective) without shareholder approval.

THE MAIN INVESTMENT RISKS

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Changes in a municipality's financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently. This could decrease the Fund's income or hurt its ability to preserve capital and liquidity.

Under some circumstances, municipal obligations might not pay interest unless the state or municipal legislature authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn.


INVESTMENTS IN THE FUND
ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR
GUARANTEED OR ENDORSED BY, THE
CHASE MANHATTAN BANK OR ANY OF
ITS AFFILIATES AND ARE NOT INSURED
BY THE FDIC, THE FEDERAL RESERVE
BOARD OR ANY OTHER GOVERNMENT
AGENCY. ALTHOUGH THE TAX FREE
MONEY MARKET FUND SEEKS TO
PRESERVE THE VALUE OF YOUR
INVESTMENT AT $1.00 PER SHARE, IT
IS POSSIBLE TO LOSE MONEY BY
INVESTING IN THE FUND.

SECURITIES IN THE FUND'S PORTFOLIO
MAY NOT EARN AS HIGH A CURRENT
INCOME AS LONGER TERM OR LOWER-
QUALITY SECURITIES.

J.P. MORGAN TAX FREE MONEY MARKET FUND

Interest on certain municipal obligations is subject to the federal alternate minimum tax. Normally, up to 20% of the Fund's total assets may be invested in securities that are subject to this tax. Consult your tax professional for more information.

The Fund may invest in municipal obligations backed by foreign institutions. This could carry more risk than securities backed by U.S. institutions because of political and economic instability, the imposition of government controls, or regulations that don't match U.S. standards.

The Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. That makes it more susceptible to economic problems among the institutions issuing the securities. In addition, more than 25% of the Fund's assets may be invested in securities which rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments which affect those projects.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This would hurt the Fund's performance.

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and ten years.

The performance for the period before Institutional Class Shares were launched in November 1993 is based upon the performance for the Premier Class Shares of the Fund.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

YEAR-BY-YEAR RETURNS
PAST PERFORMANCE DOES NOT PREDICT HOW THIS
FUND WILL PERFORM IN THE FUTURE. THE BARS FOR
1991--1993 ARE BASED UPON THE PERFORMANCE
FOR THE PREMIER CLASS SHARES OF THE FUND.


[BAR CHART]

[PLOT POINTS]


           1991         4.38%
           1992         2.83%
           1993         2.15%
           1994         2.67%
           1995         3.68%
           1996         3.31%
           1997         3.50%
           1998         3.33%
           1999         3.11%
           2000         3.99%

 BEST QUARTER           1.16%
                 1ST QUARTER, 1991

 WORST QUARTER          0.51%
                 1ST QUARTER, 1993

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDING DECEMBER 31, 2000


                                        PAST 1 YEAR    PAST 5 YEARS  PAST 10 YEARS
                                        -----------    ------------  -------------
 INSTITUTIONAL SHARES                   3.99%          3.45%         3.30%

J.P. MORGAN TAX FREE MONEY MARKET FUND

FEES AND EXPENSES
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):

 NONE

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

                                                                  TOTAL ANNUAL
                   MANAGEMENT      DISTRIBUTION   OTHER           FUND OPERATING
 CLASS OF SHARES   FEES            (12B-1) FEES   EXPENSES        EXPENSES
----------------   ----------      ------------   --------        --------------
 INSTITUTIONAL
 SHARES            0.10%           NONE           0.25%#          0.35%#


* THE TABLE IS BASED ON EXPENSES INCURRED DURING THE MOST RECENT FISCAL YEAR.

# RESTATED FROM THE MOST RECENT FISCAL YEAR TO REFLECT CURRENT EXPENSE
  ARRANGEMENTS.

THE ACTUAL OTHER EXPENSES ARE EXPECTED TO BE 0.16% AND TOTAL ANNUAL FUND OPERATING EXPENSES ARE NOT EXPECTED TO EXCEED 0.26%. THAT IS BECAUSE J.P. MORGAN FLEMING ASSET MANAGEMENT (USA), INC. (JPMFAM (USA)) AND SOME OF THE FUND'S OTHER SERVICE PROVIDERS HAVE VOLUNTEERED NOT TO COLLECT A PORTION OF THEIR FEES AND TO REIMBURSE OTHERS. JPMFAM (USA) AND THESE OTHER SERVICE PROVIDERS MAY TERMINATE THIS ARRANGEMENT AT ANY TIME.

THE TABLE DOES NOT REFLECT CHARGES OR CREDITS WHICH YOU MIGHT INCUR IF YOU INVEST THROUGH A FINANCIAL INSTITUTION.

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

- you invest $10,000
- you sell all your shares at the end of the period
- your investment has a 5% return each year
- you reinvested all your dividends, and
- the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



                                1 YEAR      3 YEARS     5 YEARS      10 YEARS
                                ------      -------     -------      --------
 INSTITUTIONAL SHARES           $36         $113        $197         $443

THE FUNDS' INVESTMENT ADVISER


THE FUNDS' INVESTMENT ADVISER

J.P. Morgan Fleming Asset Management (USA), Inc. (JPMFAM (USA)) is the investment adviser to the Funds and makes the day-to-day investment decisions for each Fund. JPMFAM (USA) is a wholly owned subsidiary of J.P. Morgan Chase & Co. (J.P. Morgan Chase), a bank holding company. JPMFAM (USA) provides the Funds with investment advice and supervision. JPMFAM (USA) provides discretionary investment services to institutional clients and is located at 1211 Avenue of the Americas New York, NY 10036.

Prior to February 28, 2001 the adviser to the Funds was The Chase Manhattan Bank (Chase). For the fiscal year ended August 31, 2000, Chase was paid management fees (net of waivers) of 0.10% of the average daily net assets of each Fund.

HOW YOUR ACCOUNT WORKS

BUYING FUND SHARES

You don't pay any sales charge (sometimes called a load) when you buy shares in these funds. The price you pay for your shares is the net asset value per share
(NAV). NAV is the value of everything a Fund owns, minus everything it owes, divided by the number of shares held by investors. All of these Funds seek to maintain a stable NAV of $1.00. Each Fund uses the amortized cost to value its portfolio of securities. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different than the price the Fund would receive if it sold the investment.

The NAV of each class of shares is generally calculated by 6:00 p.m. Eastern time each day the Funds are accepting purchase orders. You'll pay the next NAV calculated after the J.P. Morgan Funds Service Center receives your order in proper form. An order is in proper form only after funds are converted into federal funds.

Only qualified investors can buy these shares. The list of qualified investors includes institutions, trusts, partnerships, corporations, retirement plans and fiduciary accounts opened by banks, trust companies or thrift institutions which exercise investment authority over such accounts, as well as individuals who meet a Fund's minimum investment requirements for these shares. Your financial service firm may not offer these shares to all types of qualified investors and may set additional investor qualification requirements for these shares.

You can buy shares only through financial service firms, such as broker-dealers and banks that have an agreement with the Funds. Shares are available on any business day the Federal Reserve Bank of New York and the New York Stock Exchange are open. If we receive your order by a Fund's cut-off time, we'll process your order at that day's price and you'll be entitled to all dividends declared that day. If we receive your order after the cut-off time, we'll generally process it at the next day's price, but we may process it that day if we receive it before 4:00 p.m. (Eastern time). Normally, the cut-off (in Eastern time) is:



---------------------------------------
 100% U.S. TREASURY
 SECURITIES MONEY MARKET
 FUND                       NOON
---------------------------------------
 TAX FREE MONEY MARKET
 FUND                       NOON
---------------------------------------
 FEDERAL MONEY MARKET
 FUND II                    2:00 P.M.
---------------------------------------
 U.S. GOVERNMENT MONEY
 MARKET FUND                4:00 P.M.
---------------------------------------
 PRIME MONEY MARKET
 FUND II                    5:00 P.M.
---------------------------------------
 TREASURY PLUS MONEY
 MARKET FUND                4:00 P.M.
---------------------------------------


A later cut-off time may be permitted for investors buying their shares (through Chase or a bank affiliate of Chase) so long as such later cut-off time is before the Fund's NAV is calculated.

If you buy through an agent and not directly from the J.P. Morgan Funds Service Center, the agent could set earlier cut-off times. The Funds may close earlier a few days each year if the Public Securities Association recommends that the U.S. Government securities market close trading early.

All purchases of Institutional shares must be paid for by federal funds wire. If the J.P. Morgan Funds Service Center does not receive federal funds by the later of the Fund's cut-off time or 4:00 p.m. Eastern time on the day of the order, the order will be canceled. Any funds received in connection with late orders will be invested on the following business day.

You must provide a Taxpayer Identification Number when you open an account.

The Funds have the right to reject any purchase order.

 TO OPEN AN ACCOUNT, BUY OR SELL SHARES OR
 GET FUND INFORMATION, CALL:
------------------------------------------
 THE J.P. MORGAN FUNDS SERVICE CENTER
------------------------------------------
 1-800-62-CHASE
------------------------------------------

MINIMUM INVESTMENTS

Investors must buy a minimum $1,000,000 worth of Institutional Shares in a Fund to open an account. There are no minimum levels for subsequent purchases, but you must always have an average of $1,000,000 in your account.

Your financial service firm may charge you a fee and may offer

HOW YOUR ACCOUNT WORKS


additional services, such as special purchase redemption programs, "sweep" programs, cash advances and redemption checks. Your firm may set different minimum investments and earlier cut-off times.

SELLING FUND SHARES

When you sell your shares you'll receive the next NAV calculated after the Chase Funds Service Center accepts your order in proper form. We ask that you tell us early in the day if you plan to sell your shares so we can effectively manage the Funds.

We will need the names of the registered shareholders and your account number before we can sell your shares. We will wire the proceeds from the sale to your bank account on the same day if we receive your request before the later of the Fund's cut-off time or 2:00 p.m. Eastern time. The money will be wired the next day for requests we receive after this deadline. Federal law allows the Funds to suspend a sale or postpone payment for more than seven business days under unusual circumstances.

SELLING SHARES

THROUGH YOUR FINANCIAL SERVICE FIRMS
Tell your firm which Funds you want to sell. They'll send all necessary documents to the J.P. Morgan Funds Service Center.

THROUGH THE VISTA SERVICE CENTER
Call 1-800-62-CHASE. We'll send the proceeds by wire only to the bank account on our records. We charge $10 for each transaction by wire.

OTHER INFORMATION
CONCERNING THE FUNDS

We may close your account if the balance falls below $1,000,000. We'll give you 60 days notice before closing your account.

Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we'll ask that person to confirm your account registration and address to make sure they match those you provided us. If they give us the correct information, we are generally authorized to follow that person's instructions. We'll take all reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold a Fund liable for any loss or expenses from any sales request, if the Fund takes reasonable precautions. The Funds will be liable for any losses to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.

You may not always reach the J.P. Morgan Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.

J.P. Morgan Fund Distributors Inc. (JPM) is the distributor for the Funds. It is a subsidiary of The BISYS Group, Inc. and is not affiliated with Chase.

The Funds have agreements with certain shareholder servicing agents (including Chase) under which the shareholder servicing agents have agreed to provide certain support services to their customers. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.10% of the average daily net assets of the Institutional Shares of each Fund held by investors serviced by the shareholder servicing agent.

JPMFAM (USA) and/or JPM may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers. The amount may be up to an additional 0.10% annually of the average net assets of the fund attributable to shares of the Fund held by customers of those shareholder servicing agents.

Each Fund may issue multiple classes of shares. This prospectus relates only to Institutional shares of the Funds. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive different amount for each class.

Chase and its affiliates and the Funds and their affiliates, agents and subagents may share information about shareholders and their accounts with each other and with others unless this sharing is prohibited by contract. This information can be used for a variety of purposes, including offering investment and insurance products to share holders.

DISTRIBUTIONS AND TAXES

The Funds can earn income and they can realize capital gain. The Funds deduct any expenses then pay out these earnings to shareholders as distributions.

The Funds declare dividends daily, so your shares can start earning dividends on the day you buy them. We distribute the dividends monthly in the form of additional shares, unless you tell us that you want payment in cash or deposited in a pre-assigned bank account. The taxation of dividends won't be affected by the form in which you receive them. We distribute any short-term capital gain at least annually. The Funds do not expect to realize long-term capital gain.

Dividends are usually taxable as ordinary income at the federal, state and local levels. Dividends of tax-exempt interest income by the Tax Free Funds are not subject to federal income taxes but will generally be subject to state and local taxes. The state or municipality where you live may not charge you state and local taxes on tax-exempt interest

HOW YOUR ACCOUNT WORKS

earned on certain bonds. Dividends earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

If you receive distributions of net capital gain, the tax rate will be based on how long the Fund held a particular asset, not on how long you have owned your shares.

Early in each calendar year, the Funds will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

The above is only a general summary of tax implications of investing in these Funds. Please consult your tax advisor to see how investing in the Funds will affect your own tax situation.

SHAREHOLDER SERVICES

EXCHANGE PRIVILEGES
You can exchange your Institutional shares for shares in certain other J.P. Morgan funds. For tax purposes, an exchange is treated as a sale of Fund shares. Carefully read the prospectus of the fund you want to buy before making an exchange. You'll need to meet any minimum investment requirements and may have to pay a sales commission. Call 1-800-622-4273 for details.

You should not exchange shares as means of short-term trading as this could increase management cost and affect all shareholders. We reserve the right to limit the number of exchanges or to refuse an exchange. We may also terminate this privilege. We charge an administration fee of $5 for each exchange if you make more than 10 exchanges in a year or three in a quarter. See the Statement of Additional Information to find out more about the exchange privilege.

EXCHANGE BY PHONE
You may also use our Telephone Exchange Privilege. You can get information by contacting the J.P. Morgan Funds Service Center or your investment representative.

WHAT THE TERMS MEAN

COMMERCIAL PAPER: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

DEMAND NOTES: A debt security with no set maturity date. The investor can generally demand payment of the principal at any time.

DISTRIBUTION FEE: covers the cost of the distribution system used to sell shares to the public.

DOLLAR WEIGHTED AVERAGE MATURITY: The average maturity of the Fund is the average amount of time until the organizations that issued the debt securities in the Fund's portfolio must pay off the principal amount of the debt. "Dollar weighted" means the larger the dollar value of debt security in the Fund, the more weight it gets in calculating this average.

FLOATING RATE SECURITIES: Securities whose interest rates adjust automatically whenever a particular interest rate changes.

LIQUIDITY: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

MANAGEMENT FEE: a fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund's investments.

MUNICIPAL LEASE OBLIGATIONS: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of the general obligations of the municipality.

MUNICIPAL OBLIGATIONS: Debt securities issued by or on behalf of states, territories and possessions or by their agencies or other groups with authority to act for them. For securities to qualify as municipal obligations, the municipality's lawyers must give an opinion that the interest on them is not considered gross income for federal income tax.

OTHER EXPENSES: Miscellaneous items, including transfer agency, administration, shareholder servicing, custody and registration fees.

REPURCHASE AGREEMENTS: A special type of a short-term investment. A dealer sells securities to a Fund and agrees to buy them back later for a set price. In effect, the dealer is borrowing the Fund's money for a short time, using the securities as collateral.

SHAREHOLDER SERVICE FEE: a fee to cover the cost of paying shareholder servicing agents to provide certain support services for your account.

VARIABLE RATE SECURITIES: Securities whose interest rates are periodically adjusted.

FINANCIAL HIGHLIGHTS

The Financial Highlights tables are intended to help you understand the Funds' financial performance for each of the past five years (or for the periods since shares were first offered). The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions).

The following tables provide selected per share data and ratios for one Institutional Class share outstanding throughout each period shown.

This information is supplemented by the financial statements including accompanying notes appearing in the Funds' Annual Report to Shareholders for the year ended August 31, 2000, which is incorporated by reference into the SAI. Shareholders may obtain a copy of this annual report by contacting the Funds or their Shareholder Servicing Agent.

The financial statements, which include the financial highlights, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders.

FINANCIAL HIGHLIGHTS

J.P. MORGAN 100% U.S. TREASURY SECURITIES MONEY MARKET FUND*


                                            Year      Year       Year     Year  6/30/96**
                                           ended     ended      ended    ended    through
                                         8/31/00   8/31/99    8/31/98  8/31/97    8/31/96
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------
Net asset value,
beginning of period                        $1.00     $1.00      $1.00    $1.00      $1.00
------------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income                    0.05      0.05       0.05     0.05       0.01

  Less distributions:
   Dividends from net investment income     0.05       0.05     0.05       0.05     0.01
------------------------------------------------------------------------------------------
Net asset value, end of period             $1.00     $1.00      $1.00    $1.00      $1.00
------------------------------------------------------------------------------------------

TOTAL RETURN                               5.38%     4.67%      5.30%    5.20%      1.23%
==========================================================================================
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------
Net assets, end of period (millions)       $872       $895     $1,796      $81         $1
------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets#                       0.25%      0.24%      0.21%    0.27%      0.21%
------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets#                    5.26%      4.51%      5.13%    5.06%      3.65%
------------------------------------------------------------------------------------------
Ratio of expenses without waivers,
reimbursements and earnings credits to
average net assets#                       0.34%      0.32%      0.25%    0.27%      0.21%
------------------------------------------------------------------------------------------
Ratio of net investment income
without waivers, reimbursements and
earnings credits to average net assets#   5.17%      4.43%      5.09%    5.06%      3.65%
------------------------------------------------------------------------------------------

 *Formerly Chase Vista 100% U.S. Treasury Securities Money Market Fund. **Commencement of offering shares.
 #Short periods have been annualized.

J.P. MORGAN TREASURY PLUS MONEY MARKET FUND*


                                            Year      Year       Year     Year       Year
                                           ended     ended      ended    ended      ended
                                         8/31/00   8/31/99    8/31/98  8/31/97    8/31/96
PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------
Net asset value,
beginning of period                       $1.00      $1.00      $1.00    $1.00      $1.00
-------------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income                   0.06       0.05       0.05     0.05       0.05

  Less distributions:
   Dividends from net investment income    0.06       0.05       0.05     0.05       0.05
-------------------------------------------------------------------------------------------
Net asset value, end of period            $1.00      $1.00      $1.00    $1.00      $1.00
-------------------------------------------------------------------------------------------
TOTAL RETURN                              5.65%      4.75%      5.44%    5.24%      5.29%
===========================================================================================
RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------
Net assets, end of period (millions)       $904       $980       $876     $292       $189
-------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets                        0.25%      0.24%      0.21%    0.26%      0.30%
-------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets                     5.48%      4.61%      5.29%    5.16%      5.11%
-------------------------------------------------------------------------------------------
Ratio of expenses without waivers,
reimbursements and earnings credits to
average net assets                        0.36%      0.31%      0.25%    0.26%      0.38%
-------------------------------------------------------------------------------------------
Ratio of net investment income
without waivers, reimbursements and
earnings credits to average net assets    5.37%      4.54%      5.25%    5.16%      5.03%
-------------------------------------------------------------------------------------------

* Formerly Chase Vista Treasury Plus Money Market Fund.

FINANCIAL HIGHLIGHTS

J.P. MORGAN FEDERAL MONEY MARKET FUND II*


                                            Year      Year       Year     Year       Year
                                           ended     ended      ended    ended      ended
                                         8/31/00   8/31/99    8/31/98  8/31/97    8/31/96
PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------
Net asset value,
beginning of period                       $1.00      $1.00      $1.00    $1.00      $1.00
-------------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income                   0.06       0.05       0.05     0.05       0.05

  Less distributions:
   Dividends from net investment income    0.06       0.05       0.05     0.05       0.05
-------------------------------------------------------------------------------------------
Net asset value, end of period            $1.00      $1.00      $1.00    $1.00      $1.00
-------------------------------------------------------------------------------------------
TOTAL RETURN                              5.75%      4.92%      5.46%    5.35%      5.35%
===========================================================================================
RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------
Net assets, end of period (millions)       $287       $248       $198     $131       $141
-------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets                        0.26%      0.26%      0.27%    0.27%      0.30%
-------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets                     5.61%      4.79%      5.32%    5.23%      5.20%
-------------------------------------------------------------------------------------------
Ratio of expenses without waivers,
reimbursements and earnings credits to
average net assets                        0.34%      0.34%      0.27%    0.27%      0.30%
-------------------------------------------------------------------------------------------
Ratio of net investment income
without waivers, reimbursements and
earnings credits to average net assets    5.53%      4.71%      5.32%    5.23%      5.20%
-------------------------------------------------------------------------------------------

*Formerly Chase Vista Federal Money Market Fund.

J.P. MORGAN U.S. GOVERNMENT MONEY MARKET FUND*




                                             Year      Year       Year     Year       Year
                                            ended     ended      ended    ended      ended
                                          8/31/00   8/31/99    8/31/98  8/31/97    8/31/96
PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------
Net asset value,
beginning of period                         $1.00     $1.00      $1.00    $1.00      $1.00
-------------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income                     0.06      0.05       0.05     0.05       0.05

  Less distributions:
   Dividends from net investment income      0.06      0.05       0.05     0.05       0.05
-------------------------------------------------------------------------------------------
Net asset value, end of period              $1.00     $1.00      $1.00    $1.00      $1.00
-------------------------------------------------------------------------------------------
TOTAL RETURN                                5.83%     4.92%      5.51%    5.40%      5.45%
===========================================================================================
RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------
Net assets, end of period (millions)       $2,639    $2,913     $2,797   $2,955     $1,182
-------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets                          0.26%     0.25%      0.24%    0.24%      0.27%
-------------------------------------------------------------------------------------------
Ratio of net investment income
to average net asset                        5.66%     4.80%      5.36%    5.29%      5.30%
-------------------------------------------------------------------------------------------
Ratio of expenses without waivers,
reimbursements and earnings credits to
average net assets                          0.33%     0.31%      0.24%    0.24%      0.27%
-------------------------------------------------------------------------------------------
Ratio of net investment income
without waivers, reimbursements and
earnings credits to average net assets      5.59%     4.74%      5.36%    5.29%      5.30%
-------------------------------------------------------------------------------------------

*Formerly Chase Vista U.S. Government Money Market Fund.

FINANCIAL HIGHLIGHTS
J.P. MORGAN PRIME MONEY MARKET FUND II*


                                                Year      Year       Year     Year       Year
                                               ended     ended      ended    ended      ended
                                             8/31/00   8/31/99    8/31/98  8/31/97    8/31/96
PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------
Net asset value,
beginning of period                            $1.00     $1.00      $1.00    $1.00      $1.00
----------------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income                        0.06      0.05       0.06     0.05       0.05

  Less distributions:
   Dividends from net investment income         0.06      0.05       0.06     0.05       0.05
----------------------------------------------------------------------------------------------
Net asset value, end of period                 $1.00     $1.00      $1.00    $1.00      $1.00
----------------------------------------------------------------------------------------------
TOTAL RETURN                                   6.01%     5.10%      5.65%    5.49%      5.51%
==============================================================================================
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------
Net assets, end of period (millions)          $9,430    $8,161     $4,722   $1,348       $725
----------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets                             0.26%     0.26%      0.24%    0.25%      0.26%
----------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets                          5.86%     4.96%      5.50%    5.37%      5.33%
----------------------------------------------------------------------------------------------
Ratio of expenses without waivers,
reimbursements and earnings credits to
average net assets                             0.33%     0.33%      0.24%    0.25%      0.26%
----------------------------------------------------------------------------------------------
Ratio of net investment income
without waivers, reimbursements and
earnings credits to average net assets         5.79%     4.89%      5.50%    5.37%      5.33%
----------------------------------------------------------------------------------------------

*Formerly Chase Vista Prime Money Market Fund.

J.P. MORGAN TAX FREE MONEY MARKET FUND*


                                                 Year      Year       Year     Year       Year
                                                ended     ended      ended    ended      ended
                                              8/31/00   8/31/99    8/31/98  8/31/97    8/31/96
PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------
Net asset value,
beginning of period                             $1.00     $1.00      $1.00    $1.00      $1.00
----------------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income                         0.04      0.03       0.03     0.04       0.03

  Less distributions:
   Dividends from net investment income          0.04      0.03       0.03     0.04       0.03
----------------------------------------------------------------------------------------------
Net asset value, end of period                  $1.00     $1.00      $1.00    $1.00      $1.00
----------------------------------------------------------------------------------------------
TOTAL RETURN                                    3.71%     3.07%      3.45%    3.45%      3.40%
==============================================================================================
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------
Net assets, end of period (millions)             $640      $476       $410     $286       $149
----------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets                              0.26%     0.26%      0.26%    0.26%      0.31%
----------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets                           3.67%     3.01%      3.37%    3.41%      3.33%
----------------------------------------------------------------------------------------------
Ratio of expenses without waivers,
reimbursements and earnings credits
to average net assets                           0.39%     0.35%      0.26%    0.26%      0.31%
----------------------------------------------------------------------------------------------
Ratio of net investment income
without waivers, reimbursements and
earnings credits to average net assets          3.54%     2.92%      3.37%    3.41%      3.33%
----------------------------------------------------------------------------------------------

*Formerly Chase Vista Tax Free Money Market Fund.

HOW TO REACH US

MORE INFORMATION

You'll find more information about the Funds in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS
Our annual and semi-annual reports contain more information about each Fund's investments and performance.

STATEMENT OF ADDITIONAL
INFORMATION (SAI)
The SAI contains more detailed information about the Funds and their policies. It is incorporated by reference into this prospectus. That means, by law, it's considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-622-4273 or writing to:

J.P. MORGAN FUNDS SERVICE CENTER
P.O. BOX 219392
KANSAS CITY, MO 64121-9392

If you buy your shares through The Chase Manhattan Bank or another institution, you should contact that institution directly for more information. You can also find information online at www.chasevista.com on the internet.

You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Funds, including the SAI. They'll charge you a copying fee for this service. You can also visit the Public Reference Section, and copy the documents while you're there.

PUBLIC REFERENCE SECTION OF THE SEC
WASHINGTON, DC 20549-0102.
1-202-942-8090
EMAIL: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Funds is also available on the SEC's website at http://www.sec.gov.

The Fund's Investment Company Act File No. is 811-8358.


J.P. Morgan Funds Fulfillment Center
393 Manley Street
West Bridgewater, MA 02379-1039

             PROSPECTUS DECEMBER 29, 2000 (REVISED MARCH 9, 2001)




J.P. MORGAN
MONEY MARKET FUNDS


RESERVE SHARES

FEDERAL MONEY
MARKET FUND II

PRIME MONEY
MARKET FUND II

TAX FREE MONEY
MARKET FUND

NEW YORK TAX FREE
MONEY MARKET FUND


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF SECURITIES OF ANY OF THE FUNDS OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. IT IS A CRIME TO INDICATE OTHERWISE.


                     [CHASE LOGO]

                     THE RIGHT RELATIONSHIP IS EVERYTHING.-Registered Trademark-



                                                    PSMMRS-1-1200X

 FEDERAL MONEY MARKET FUND II                      1
 PRIME MONEY MARKET FUND II                        5
 TAX FREE MONEY MARKET FUND                       10
 NEW YORK TAX FREE MONEY MARKET FUND              16
 THE FUNDS' INVESTMENT ADVISER                    21

 HOW YOUR ACCOUNT WORKS                           22
 BUYING FUND SHARES                               22
 SELLING FUND SHARES                              23
 OTHER INFORMATION CONCERNING THE FUNDS           24
 DISTRIBUTIONS AND TAXES                          25

 WHAT THE TERMS MEAN                              26

 HOW TO REACH US                          BACK COVER

J.P. MORGAN FEDERAL MONEY MARKET FUND II

THE FUND'S OBJECTIVE

The Fund aims to provide current income while still preserving capital and maintaining liquidity.

THE FUND'S MAIN INVESTMENT STRATEGY

The Fund invests primarily in:

- direct debt securities of the U.S. Treasury, including Treasury bills, bonds and notes, and

- debt securities that certain U.S. government agencies or authorities have either issued or guaranteed as to principal and interest.

The Fund does not enter into repurchase agreements. The dollar weighted average maturity of the Fund will be 90 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees, in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the Fund's advisers.

J.P. MORGAN FEDERAL MONEY MARKET FUND II


The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund may change any of its investment policies (except its investment objective) without shareholder approval.

THE FUND'S MAIN INVESTMENT RISKS

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This would hurt the Fund's performance.

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FEDERAL MONEY MARKET FUND II SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SECURITIES IN THE FUND'S PORTFOLIO MAY NOT EARN AS HIGH A CURRENT INCOME AS LONGER TERM OR LOWER-QUALITY SECURITIES.

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and since inception.

The performance for the period before Reserve Class Shares were launched in July 2000 is based upon the performance for the Vista Class Shares of the Fund. The actual returns of Reserve Class shares would have been lower than shown because Reserve Class shares have higher expenses than Vista Class shares.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

YEAR-BY-YEAR RETURNS

PAST PERFORMANCE DOES NOT PREDICT HOW THIS FUND WILL PERFORM IN THE FUTURE.

THE BARS FOR 1995--1999 ARE BASED UPON THE PERFORMANCE FOR THE VISTA CLASS SHARES OF THE FUND.

[BAR CHART]

[PLOT POINTS]


1995         5.31%
1996         4.81%
1997         4.98%
1998         4.87%
1999         4.52%
2000         5.63%

------------------------------------------
BEST QUARTER                         1.45%
------------------------------------------
                         3RD QUARTER, 2000

                          4TH QUARTER 2000
------------------------------------------
WORST QUARTER                        1.05%
------------------------------------------
                         1ST QUARTER, 1999


AVERAGE ANNUAL TOTAL RETURNS,
FOR THE PERIODS ENDING DECEMBER 31, 2000


                                                       SINCE INCEPTION
                    PAST 1 YEAR     PAST 5 YEARS       (4/20/94)
-----------------------------------------------------------------------
RESERVE SHARES      5.63%           4.96%              4.96%
-----------------------------------------------------------------------

J.P. MORGAN FEDERAL MONEY MARKET FUND II


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):
-----------------------------------------------------------------------
NONE
-----------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*


                                                                   TOTAL ANNUAL
                       MANAGEMENT    DISTRIBUTION   OTHER          FUND OPERATING
 CLASS OF SHARES       FEES          (12B-1) FEES   EXPENSES       EXPENSES
---------------------------------------------------------------------------------
 RESERVE SHARES        0.10%         0.30%          1.04%          1.44%
-----------------------------------------------------------------------

* THE TABLE IS BASED ON EXPENSES INCURRED DURING THE MOST RECENT FISCAL YEAR.

THE ACTUAL DISTRIBUTION FEES ARE EXPECTED TO BE 0.00%, THE ACTUAL OTHER EXPENSES ARE EXPECTED TO BE 0.69% AND TOTAL ANNUAL FUND OPERATING EXPENSES ARE NOT EXPECTED TO EXCEED 0.79%. THAT IS BECAUSE J.P. MORGAN FLEMING ASSET MANAGEMENT (USA), INC. (JPMFAM (USA)) AND SOME OF THE FUND'S OTHER SERVICE PROVIDERS HAVE VOLUNTEERED NOT TO COLLECT A PORTION OF THEIR FEES AND TO REIMBURSE OTHERS. JPMFAM (USA) AND THESE OTHER SERVICE PROVIDERS MAY TERMINATE THIS ARRANGEMENT AT ANY TIME.

THE TABLE DOES NOT REFLECT CHARGES OR CREDITS WHICH YOU MIGHT INCUR IF YOU INVEST THROUGH A FINANCIAL INSTITUTION.

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

- you invest $10,000

- you sell all your shares at the end of the period

- your investment has a 5% return each year

- you reinvested all your dividends, and

- the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                                1 YEAR      3 YEARS     5 YEARS      10 YEARS
-----------------------------------------------------------------------------
 RESERVE SHARES                 $147        $456        $787         $1,724
-----------------------------------------------------------------------------

J.P. MORGAN PRIME MONEY MARKET FUND II


THE FUND'S OBJECTIVE

The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

THE FUND'S MAIN INVESTMENT STRATEGY

The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars. The Fund principally invests in:

- high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations

- debt securities issued or guaranteed by qualified banks. These are:

    - U.S. banks with more than $1 billion in total assets, and foreign branches of these banks

    - foreign banks with the equivalent of more than $10 billion in total assets and which have branches or agencies in the U.S.

    - other U.S. or foreign commercial banks which the Fund's advisers judge to have comparable credit standing

- securities issued or guaranteed by the U.S. Government, its agencies or authorities

- asset-backed securities

- repurchase agreements

The dollar weighted average maturity of the Fund will be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

J.P. MORGAN PRIME MONEY MARKET FUND II


The Fund may invest any portion of its assets in debt securities issued or guaranteed by U.S. banks and their foreign branches. These include certificates of deposit, time deposits and bankers' acceptances.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees, in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the Fund's advisers.

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may change any of its investment policies (except its investment objective) without shareholder approval.

THE FUND'S MAIN INVESTMENT RISKS

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

The Fund's ability to concentrate its investments in the banking industry could increase risks. The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers get into financial trouble and can't repay their loans.

Investments in foreign banks and other foreign issuers may be riskier than investments in the United States. That could be, in part, because of difficulty converting investments into cash, political and economic instability, the imposition of government controls, or regulations that don't match U.S. standards.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This would hurt the Fund's performance.

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE PRIME MONEY MARKET FUND II SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SECURITIES IN THE FUND'S PORTFOLIO MAY NOT EARN AS HIGH A CURRENT INCOME AS LONGER TERM OR LOWER-QUALITY SECURITIES.

J.P. MORGAN PRIME MONEY MARKET FUND II


THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and since inception.

The performance for the period before Reserve Class Shares were launched in July 2000 is based upon the performance for the Vista Class Shares of the Fund. The actual returns of Reserve Class shares would have been lower than shown because Reserve Class shares have higher expenses than Vista Class shares.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

YEAR-BY-YEAR RETURNS

PAST PERFORMANCE DOES NOT PREDICT HOW THIS FUND WILL PERFORM IN THE FUTURE.

THE BARS FOR 1994--1999 ARE BASED UPON THE PERFORMANCE FOR THE VISTA CLASS SHARES OF THE FUND.

[BAR CHART]


1994         3.39%
1995         4.59%
1996         4.13%
1997         4.49%
1998         4.60%
1999         4.82%
2000         5.93%


-------------------------------------------
BEST QUARTER                          1.52%
-------------------------------------------
                          3RD QUARTER, 2000
-------------------------------------------
WORST QUARTER                         0.75%
-------------------------------------------
                          1ST QUARTER, 1994


AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDING DECEMBER 31, 2000


                                                       SINCE INCEPTION
                    PAST 1 YEAR     PAST 5 YEARS       (11/15/93)
----------------------------------------------------------------------
RESERVE SHARES       5.93%           4.79%              4.52%
----------------------------------------------------------------------

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):
-----------------------------------------------------------
NONE
-----------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*


                                                                  TOTAL ANNUAL
                   MANAGEMENT      DISTRIBUTION   OTHER           FUND OPERATING
 CLASS OF SHARES   FEES            (12B-1) FEES   EXPENSES        EXPENSES
---------------------------------------------------------------------------------
 RESERVE SHARES    0.10%           0.30%          1.05%           1.45%
---------------------------------------------------------------------------------

* THE TABLE IS BASED ON EXPENSES INCURRED DURING THE MOST RECENT FISCAL YEAR.

THE ACTUAL DISTRIBUTION FEES ARE EXPECTED TO BE 0.00%, THE ACTUAL OTHER EXPENSES ARE EXPECTED TO BE 0.69% AND TOTAL ANNUAL FUND OPERATING EXPENSES ARE NOT EXPECTED TO EXCEED 0.79%. THAT IS BECAUSE J.P. MORGAN FLEMING ASSET MANAGEMENT (USA), INC. (JPMFAM (USA)) AND SOME OF THE FUND'S OTHER SERVICE PROVIDERS HAVE VOLUNTEERED NOT TO COLLECT A PORTION OF THEIR FEES AND TO REIMBURSE OTHERS. JPMFAM (USA) AND THESE OTHER SERVICE PROVIDERS MAY TERMINATE THIS ARRANGEMENT AT ANY TIME.

THE TABLE DOES NOT REFLECT CHARGES OR CREDITS WHICH YOU MIGHT INCUR IF YOU INVEST THROUGH A FINANCIAL INSTITUTION.

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

- you invest $10,000

- you sell all your shares at the end of the period

- your investment has a 5% return each year

- you reinvested all your dividends, and

- the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                                1 YEAR      3 YEARS     5 YEARS      10 YEARS
-----------------------------------------------------------------------------
 RESERVE SHARES                 $148        $459        $792         $1,735
-----------------------------------------------------------------------------

J.P. MORGAN TAX FREE MONEY MARKET FUND

THE FUND'S OBJECTIVE

The Fund aims to provide the highest possible level of current income which is excluded from gross income (for federal income tax purposes), while still preserving capital and maintaining liquidity.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal market conditions, the Fund will try to invest 100% of its assets in municipal obligations, the interest on which is excluded from gross income (for federal income tax purposes) and which is not subject to the alternative minimum tax on individuals.

As a fundamental policy, the Fund will invest at least 80% of its assets in municipal obligations. The remaining 20% of total assets may be invested in securities which are subject to federal income tax or the federal alternative minimum tax for individuals. To temporarily defend its assets, the Fund may exceed this limit.

The Fund may also invest in municipal lease obligations. These provide participation in municipal lease agreements and installment purchase contracts.

The Fund invests only in securities issued and payable in U.S. dollars.

Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees, in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the Fund's advisers.

The dollar-weighted average maturity of the Fund will be 90 days or less and the Fund will buy only those investments which have remaining maturities of 397 days or less.

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may change any of its non-fundamental investment policies (except its investment objective) without shareholder approval.

J.P. MORGAN TAX FREE MONEY MARKET FUND

THE FUND'S MAIN INVESTMENT RISKS

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Changes in a municipality's financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently. This could decrease the Fund's income or hurt its ability to preserve capital and liquidity.

Under some circumstances, municipal obligations might not pay interest unless the state or municipal legislature authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risk. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn.

Interest on certain municipal obligations is subject to the federal alternative minimum tax. Normally, up to 20% of the Fund's total assets may be invested in securities that are subject to this tax. Consult your tax professional for more information.

The Fund may invest in municipal obligations backed by foreign institutions. This could carry more risk than securities backed by U.S. institutions, in part, because of political and economic instability, the imposition of government

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE TAX FREE MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SECURITIES IN THE FUND'S PORTFOLIO MAY NOT EARN AS HIGH A CURRENT INCOME AS LONGER TERM OR LOWER-QUALITY SECURITIES.

controls, or regulations that don't match U.S. standards.

The Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. That makes it more susceptible to economic problems among the institutions issuing the securities. In addition, more than 25% of the Fund's assets may be invested in securities which rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments which affect those projects.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This would hurt the Fund's performance.

J.P. MORGAN TAX FREE MONEY MARKET FUND

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and ten years.

The performance for the period before Reserve Class Shares were launched in July 2000 is based upon the performance for the Vista Class Shares of the Fund. The actual returns of Reserve Class shares would have been lower than shown because Reserve Class shares have higher expenses than Vista Class shares.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

YEAR-BY-YEAR RETURNS

PAST PERFORMANCE DOES NOT PREDICT HOW THIS FUND WILL PERFORM IN THE FUTURE.

THE BARS FOR 1991--1999 ARE BASED UPON THE PERFORMANCE FOR THE VISTA CLASS SHARES OF THE FUND.

[BAR CHART]

[PLOT POINTS]


1991         4.07%
1992         2.52%
1993         1.82%
1994         2.15%
1995         3.13%
1996         2.91%
1997         3.16%
1998         2.99%
1999         2.77%
2000         3.56%


------------------------------------------
BEST QUARTER                         1.08%
------------------------------------------
                         1ST QUARTER, 1991
------------------------------------------
WORST QUARTER                        0.41%
------------------------------------------
                         1ST QUARTER, 1994


AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDING DECEMBER 31, 2000


                     PAST 1 YEAR     PAST 5 YEARS       PAST 10 YEARS
---------------------------------------------------------------------
RESERVE SHARES       3.56%           3.08%              2.91%
---------------------------------------------------------------------

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):
-----------------------------------------------------------
NONE
-----------------------------------------------------------

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*


                                                                  TOTAL ANNUAL
                   MANAGEMENT      DISTRIBUTION   OTHER           FUND OPERATING
 CLASS OF SHARES   FEES            (12B-1) FEES   EXPENSES        EXPENSES
--------------------------------------------------------------------------------
 RESERVE SHARES    0.10%           0.30%          1.04%           1.44%
--------------------------------------------------------------------------------

* THE TABLE IS BASED ON EXPENSES INCURRED DURING THE MOST RECENT FISCAL YEAR.

THE ACTUAL DISTRIBUTION FEES ARE EXPECTED TO BE 0.00%, THE ACTUAL OTHER EXPENSES AND ARE EXPECTED TO BE 0.69% AND TOTAL ANNUAL FUND OPERATING EXPENSES AND ARE NOT EXPECTED TO EXCEED 0.79%. THAT IS BECAUSE J.P. MORGAN FLEMING ASSET MANAGEMENT (USA), INC. (JPMFAM (USA)) AND SOME OF THE FUND'S OTHER SERVICE PROVIDERS HAVE VOLUNTEERED NOT TO COLLECT A PORTION OF THEIR FEES AND TO REIMBURSE OTHERS. JPMFAM (USA) AND THESE OTHER SERVICE PROVIDERS MAY TERMINATE THIS ARRANGEMENT AT ANY TIME.

THE TABLE DOES NOT REFLECT CHARGES OR CREDITS WHICH YOU MIGHT INCUR IF YOU INVEST THROUGH A FINANCIAL INSTITUTION.

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

- you invest $10,000

- you sell all your shares at the end of the period

- your investment has a 5% return each year

- you reinvested all your dividends, and

- the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                                1 YEAR      3 YEARS     5 YEARS      10 YEARS
--------------------------------------------------------------------------------
 RESERVE SHARES                 $147        $456        $787         $1,724
--------------------------------------------------------------------------------

J.P. MORGAN NEW YORK TAX FREE MONEY MARKET FUND


THE FUND'S OBJECTIVE

The Fund aims to provide the highest possible level of current income which is excluded from gross income and exempt from New York State and New York City personal income taxes, while still preserving capital and maintaining liquidity.

THE FUND'S MAIN INVESTMENT STRATEGY

The Fund will generally invest at least 65% of its assets in New York municipal obligations, the interest of which is exempt from gross income and exempt from New York State and New York City personal income taxes. The exact percentage will vary from time to time. New York municipal obligations are municipal obligations issued by New York State, its political subdivisions, Puerto Rico, other U.S. territories and their political subdivisions.

When suitable New York municipal obligations are unavailable, the Fund may buy municipal obligations issued by other states. These are generally subject to New York State and New York City personal income taxes.

As a fundamental policy, under normal market conditions, the Fund will invest at least 80% of its assets in municipal obligations, the interest on which is excluded from gross income and which is not subject to the federal alternate minimum tax on individuals. The remaining 20% of its total assets may be invested in securities paying interest which is subject to federal income tax or to the alternate minimum tax on individuals. To temporarily defend its assets, the Fund may exceed this limit.

The Fund may also invest in municipal lease obligations. These provide partici-pation in municipal lease agreements and installment purchase contracts.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest or second-highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees, in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the Fund's advisers. The dollar-weighted average maturity of the Fund will be 90 days or less.

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may change any of its non-fundamental investment policies (except its investment objective) without shareholder approval.

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE NEW YORK TAX FREE MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SECURITIES IN THE FUND'S PORTFOLIO MAY NOT EARN AS HIGH A CURRENT INCOME AS LONGER TERM OR LOWER-QUALITY SECURITIES.

J.P. MORGAN NEW YORK TAX FREE MONEY MARKET FUND

THE MAIN INVESTMENT RISKS

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

The Fund will be particularly susceptible to difficulties affecting New York State and its municipalities. Changes in a municipality's financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipal issuers, including the State of New York and New York City, have a recent history of financial problems. Such problems could decrease the Fund's income or hurt its ability to preserve capital and liquidity.

Under some circumstances, municipal obligations might not pay interest unless the state or municipal legislature authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risk. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn.

Interest on certain municipal obligations is subject to the federal alternative minimum tax. Normally, up to 20% of the Fund's total assets may be invested in securities that are subject to this tax. Consult your tax professional for more information.

The Fund may invest in municipal obligations backed by foreign institutions. This could carry more risk than securities backed by U.S. institutions, because of political and economic instability, the imposition of government controls, or regulations that don't match U.S. standards.

The Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. That makes it more susceptible to economic problems among the institutions issuing the securities. In addition, more than 25% of the Fund's assets may be invested in securities which rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments which affect those projects.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This would hurt the Fund's performance.

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and ten years.

The performance for the period before Reserve Class Shares were launched in July 2000 is based upon the performance for the Vista Class Shares of the Fund. The actual returns of Reserve Class shares would have been lower than shown because Reserve Class shares have higher expenses than Vista Class shares.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.



YEAR-BY-YEAR RETURNS

PAST PERFORMANCE DOES NOT PREDICT HOW THIS FUND WILL PERFORM IN THE FUTURE.

THE BARS FOR 1991--1999 ARE BASED UPON THE PERFORMANCE FOR THE VISTA CLASS SHARES OF THE FUND.

[BAR CHART]

[PLOT POINTS]


1991                  3.64%
1992                  2.30%
1993                  1.67%
1994                  2.07%
1995                  3.03%
1996                  2.81%
1997                  3.09%
1998                  2.90%
1999                  2.72%
2000                  3.45%

------------------------------------------
BEST QUARTER                         0.97%
------------------------------------------
                         1ST QUARTER, 1991
------------------------------------------
WORST QUARTER                        0.38%
------------------------------------------
                         1ST QUARTER, 1994


AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDING DECEMBER 31, 2000


                     PAST 1 YEAR     PAST 5 YEARS       PAST 10 YEARS
---------------------------------------------------------------------
RESERVE SHARES       3.45%           3.00%              2.77%
---------------------------------------------------------------------

J.P. MORGAN NEW YORK TAX FREE MONEY MARKET FUND


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):
-----------------------------------------------------------
NONE
-----------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*


                                                                  TOTAL ANNUAL
                   MANAGEMENT      DISTRIBUTION   OTHER           FUND OPERATING
 CLASS OF SHARES   FEES            (12B-1) FEES   EXPENSES        EXPENSES
--------------------------------------------------------------------------------
 RESERVE SHARES    0.10%           0.30%          1.09%           1.49%
--------------------------------------------------------------------------------

* THE TABLE IS BASED ON EXPENSES INCURRED DURING THE MOST RECENT FISCAL YEAR.

THE ACTUAL DISTRIBUTION FEES ARE EXPECTED TO BE 0.00%, THE ACTUAL OTHER EXPENSES ARE EXPECTED TO BE 0.69% AND TOTAL ANNUAL FUND OPERATING EXPENSES ARE NOT EXPECTED TO EXCEED 0.79%. THAT IS BECAUSE J.P. MORGAN FLEMING ASSET MANAGEMENT (USA), INC. (JPMFAM (USA)) AND SOME OF THE FUND'S OTHER SERVICE PROVIDERS HAVE VOLUNTEERED NOT TO COLLECT A PORTION OF THEIR FEES AND TO REIMBURSE OTHERS. JPMFAM (USA) AND THESE OTHER SERVICE PROVIDERS MAY TERMINATE THIS ARRANGEMENT AT ANY TIME.

THE TABLE DOES NOT REFLECT CHARGES OR CREDITS WHICH YOU MIGHT INCUR IF YOU INVEST THROUGH A FINANCIAL INSTITUTION.

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

- you invest $10,000

- you sell all your shares at the end of the period

- your investment has a 5% return each year

- you reinvested all your dividends, and

- the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                                1 YEAR      3 YEARS     5 YEARS      10 YEARS
-----------------------------------------------------------------------------
RESERVE SHARES                 $152        $471        $813         $1,779
-----------------------------------------------------------------------------

THE FUNDS' INVESTMENT ADVISER

THE FUNDS' INVESTMENT ADVISER

J.P. Morgan Fleming Asset Management (USA), Inc. (JPMFAM (USA)) is the investment adviser to the Funds and makes the day-to-day investment decisions for each Fund. JPMFAM (USA) is a wholly owned subsidiary of J.P. Morgan Chase & Co. (J.P. Morgan Chase), a bank holding company. JPMFAM (USA) provides the Funds with investment advice and supervision. JPMFAM (USA) provides discretionary investment services to institutional clients and is located at 1211 Avenue of the Americas New York, NY 10036.

Prior to February 28, 2001 the advisor to the Funds was the Chase Manhattan Bank (Chase). For the fiscal year ended August 31, 2000, Chase was paid a management fee of 0.10% of the average daily net assets of each Fund.

HOW YOUR ACCOUNT WORKS

Reserve shares are available for purchase only through participating sweep programs offered through Chase or other financial institutions. All purchases and redemptions on an investor's behalf will be placed through the customer's sweep agent or representative.

BUYING FUND SHARES

You don't pay any sales charge (sometimes called a load) when you buy shares in these funds.

The price you pay for your shares is the net asset value per share (NAV). NAV is the value of everything a Fund owns, minus everything it owes, divided by the number of shares held by investors. All of these Funds seek to maintain a stable NAV of $1.00. Each Fund uses the amortized cost to value its portfolio of securities. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different than the price the Fund would receive if it sold the investment.

The NAV of each class of shares is generally calculated as of 6:00 p.m. Eastern time, each day the Funds are accepting purchase orders. You'll pay the next NAV calculated after the J.P. Morgan Funds Service Center receives your sweep agent's or representative's order in proper form. An order is in proper form only after funds are converted into federal funds.

The center accepts purchase orders on any business day that the Federal Reserve Bank of New York and the New York Stock Exchange are open. If we receive your sweep agent's or representative's order in proper form by a Fund's cut-off time, we'll process the order at that day's price and you'll be entitled to all dividends declared on that day. If we receive the order after the cut-off time, we'll generally process it at the next day's price, but for Tax Free, New York Tax Free and Federal Money Market Fund II orders we may process it the same day if we receive it after cut off but before the later of the Fund's cut-off time or 4:00 p.m. (Eastern time). Normally, the cut-off (in Eastern time) is:


--------------------------------
TAX FREE MONEY
MARKET FUND            NOON
--------------------------------
NEW YORK TAX FREE
MONEY MARKET FUND      NOON
--------------------------------
FEDERAL MONEY
MARKET FUND II         2:00 P.M.
--------------------------------
PRIME MONEY
MARKET FUND II         5:00 P.M.
--------------------------------

The Funds may close earlier a few days each year if the Public Securities Association recommends that the U.S. Government securities market close trading early. You should consult your cash sweep agreement for more information on when your sweep agent or representative transmits purchase orders to the Funds.

The Funds have the right to reject any purchase order.

OPENING YOUR ACCOUNT AND
BUYING SHARES

Accounts are opened and purchases are made through your sweep agent or representative. Consult your sweep agent or representative to learn how to designate a Fund for investment. Your sweep agent or representative may charge you a fee and may offer services in addition to sweep services, such as special purchase and redemption programs, cash advances and redemption checks. Although the Funds have no minimum investment required, your sweep agent or representative may set a minimum investment requirement, as well as earlier cut-off times.

SELLING FUND SHARES

Orders to sell Fund shares are accepted on any day the J.P. Morgan Funds Service Center is open for trading. You'll receive the next NAV calculated after the J.P. Morgan Funds Service Center accepts your sweep agent's or representative's order. Your sweep agent or representative is responsible for sending us the necessary instructions and may charge you for this service.

Under normal circumstances, if a request is received before a Fund's cut-off time, the Fund will send your

HOW YOUR ACCOUNT WORKS

sweep agent or representative the proceeds the same business day. Each Fund may stop accepting orders to sell and may postpone payments for more than seven days, as federal securities laws permit.

DISTRIBUTION ARRANGEMENTS

J.P. Morgan Fund Distributors Inc. (JPM) is the distributor for the Funds. It is a subsidiary of The BISYS Group, Inc. and is not affiliated with Chase. All of the Funds have adopted a Rule 12b-1 distribution and service plan under which they pay up to 0.30% of their Reserve Class assets in distribution fees.

These payments cover such things as payments for services provided by broker-dealers and expenses connected to sale of shares. Payments are not tied to the amount of actual expenses incurred. Because 12b-1 expenses are paid out of a fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

Under the plan, the Funds have also entered into agreements with certain shareholder servicing agents (including JPMFAM (USA)) under which the shareholder servicing agents have agreed to provide certain support services to their customers. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.35% of the average daily net assets of the Reserve Shares of each Fund held by investors serviced by the shareholder servicing agent. These fees are payable for the administration and servicing of shareholder accounts and are not costs which are primarily intended to result in the sale of Fund shares. The Board of Trustees has determined that the amount payable for "service fees" (as defined by the NASD) does not exceed 0.25% of the average annual net assets attributable to the Reserve Shares of each Fund.

JPMFAM (USA) and/or JPM may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers. The amount may be up to an additional 0.10% annually of the average net assets of the fund attributable to shares of the Fund held by customers of those shareholder servicing agents.

OTHER INFORMATION CONCERNING THE FUNDS

Each Fund may issue multiple classes of shares. This prospectus relates only to the Reserve Class shares of the Funds. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.

JPMFAM (USA) and its affiliates and the Funds and their affiliates, agents and subagents may share information about shareholders and their accounts with each other and with others unless this sharing is prohibited by contract. This information can be used for a variety of purposes, including offering investment and insurance products to shareholders.

DISTRIBUTIONS AND TAXES

The Funds can earn income and they can realize capital gain. The Funds will deduct from these earnings any expenses and then pay to shareholders the distributions.

The Funds declare dividends daily, so your shares can start earning dividends on the day you buy them. We distribute the dividends monthly in the form of additional shares, unless your sweep agent or representative tells us that you want payment in cash or deposited in a pre-assigned bank account. The taxation of dividends won't be affected by the form in which you receive them. We distribute any short-term capital gain at least annually. The Funds do not expect to realize long-term capital gain.

Dividends are usually taxable as ordinary income at the federal, state and local levels. Dividends of tax-exempt interest income by the Tax Free Money Market Fund and the New York Tax Free Money Market Fund are not subject to federal income taxes but will generally be subject to state and local taxes. The state or municipality where you live may not charge you state and local taxes on tax-exempt interest earned on certain bonds. Dividends earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

If you receive distributions of net capital gain, the tax rate will be based on how long the Fund held a particular asset, not on how long you have owned your shares.

Early in each calendar year, the Funds will provide a notice showing the amount of distributions paid in the preceding year and the tax status of those distributions.

The above is only a general summary of tax implications of investing in these Funds. Please consult your tax advisor to see how investing in the Funds will affect your own tax situation.

WHAT THE TERMS MEAN

COMMERCIAL PAPER: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

DEMAND NOTES: A debt security with no set maturity date. The investor can generally demand payment of the principal at any time.

DISTRIBUTION FEE: Covers the cost of the distribution system used to sell shares to the public.

DOLLAR WEIGHTED AVERAGE MATURITY: The average maturity of the Fund is the average amount of time until the organizations that issued the debt securities in the Fund's portfolio must pay off the principal amount of the debt. "Dollar weighted" means the larger the dollar value of debt security in the Fund, the more weight it gets in calculating this average.

FLOATING RATE SECURITIES: Securities whose interest rates adjust automatically whenever a particular interest rate changes.

LIQUIDITY: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

MANAGEMENT FEE: A fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund's investments.

MUNICIPAL LEASE OBLIGATIONS: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of the general obligations of the municipality.

MUNICIPAL OBLIGATIONS: Debt securities issued by or on behalf of states, territories and possessions or by their agencies or other groups with authority to act for them. For securities to qualify as municipal obligations, the municipality's lawyers must give an opinion that the interest on them is not considered gross income for federal income tax purposes.

OTHER EXPENSES: Miscellaneous items, including transfer agency, administration, shareholder servicing, custody and registration fees.

REPURCHASE AGREEMENTS: A special type of a short-term investment. A dealer sells securities to a Fund and agrees to buy them back later for a set price. This set price includes interest. In effect, the dealer is borrowing the Fund's money for a short time, using the securities as collateral.

SHAREHOLDER SERVICE FEE: A fee to cover the cost of paying shareholder servicing agents to provide certain support services for your account.

VARIABLE RATE SECURITIES: Securities whose interest rates are periodically adjusted.

FINANCIAL HIGHLIGHTS

The Financial Highlights tables are intended to help you understand the Funds' financial performance for the period since shares were first offered. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions).

The following tables provide selected per share data and ratios for one Reserve Class share outstanding from July 31, 2000 (commencement of offering) through August 31, 2000.

This information is supplemented by the financial statements including accompanying notes appearing in the Funds' Annual Report to Shareholders for the year ended August 31, 2000, which is incorporated by reference into the SAI. Shareholders may obtain a copy of this annual report by contacting the Funds or their Shareholder Servicing Agent.

The financial statements, which include the financial highlights, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders.

FINANCIAL HIGHLIGHTS

J.P. MORGAN MONEY MARKET FUNDS*


                                                                                              NEW YORK
                                            FEDERAL          PRIME           TAX FREE         TAX FREE
                                              MONEY          MONEY              MONEY            MONEY
                                             MARKET         MARKET             MARKET           MARKET
                                               FUND        II FUND            II FUND             FUND
                                          ----------      ----------        ----------       ----------
                                           7/31/00**       7/31/00**         7/31/00**        7/31/00**
                                            Through         Through           Through          Through
                                           8/31/00         8/31/00           8/31/00          8/31/00

PER SHARE OPERATING PERFORMANCE
--------------------------------------------------       ----------         ----------       ----------
Net asset value, beginning of period        $1.00           $1.00             $1.00             $1.00
--------------------------------------------------       ----------         ----------       ----------
  Income from investment operations:
   Net investment income                     0.01            0.01               --                --
  Less distributions:
   Dividends from net investment income      0.01            0.01               --                --
--------------------------------------------------       ----------         ----------       ----------
Net asset value, end of period              $1.00           $1.00             $1.00             $1.00
--------------------------------------------------       ----------         ----------       ----------
TOTAL RETURN                                 0.49%           0.50%             0.30%             0.28%
--------------------------------------------------       ----------         ----------       ----------
--------------------------------------------------       ----------         ----------       ----------

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------       ----------         ----------       ----------
Net assets, end of period (millions)           $  +             $ +               $ +               $ +
--------------------------------------------------       ----------         ----------       ----------
Ratio of expenses to
average net assets#                          0.79%            0.79%             0.79%             0.79%
--------------------------------------------------       ----------         ----------       ----------
Ratio of net investment income
to average net assets#                       5.08%            5.33%             3.13%             3.04%
--------------------------------------------------       ----------         ----------       ----------
Ratio of expenses without waivers,
reimbursements and earnings credits
to average net assets#                       1.44%            1.45%             1.44%             1.49%
--------------------------------------------------       ----------         ----------       ----------
Ratio of net investment income without
waivers, reimbursements and earnings
credits to average net assets#               4.43%            4.67%             2.48%             2.34%
--------------------------------------------------       ----------         ----------       ----------


  *Formerly Chase Vista Money Market Funds.
 **Commencement of offering of shares.
  #Short periods have been annualized.
  +Amount rounds to less than one million

HOW TO REACH US


MORE INFORMATION

You'll find more information about the Funds in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about each Fund's investments and performance.

STATEMENT OF ADDITIONAL
INFORMATION (SAI)

The SAI contains more detailed information about the Funds and their policies. It is incorporated by reference into this prospectus. That means, by law, it's considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-348-4782 or writing to:

J.P. MORGAN FUNDS SERVICE CENTER
P.O. BOX 219392
KANSAS CITY, MO 64121-9392

If you buy your shares through The Chase Manhattan Bank or another institution, you should contact that institution directly for more information. You can also find information online at www.chasevista.com on the internet.

You can write the SEC's Public Reference Room and ask them to mail you information about the Funds, including the SAI. They'll charge you a copying fee for this service. You can also visit the Public Reference Section and copy the documents while you're there.

PUBLIC REFERENCE SECTION OF THE SEC
WASHINGTON, DC 20549-6009.
1-800-SEC-0330

Reports, a copy of the SAI and other information about the Funds is also available on the SEC's website at http://www.sec.gov.

The Fund's Investment Company Act File No. is 811-8358.


-C-The Chase Manhattan Corporation, 2000. All Rights Reserved.        July 2000


[CHASE VISTA FUNDS-SM- LOGO]

J.P. Morgan Funds Fulfillment Center
393 Manley Street
West Bridgewater, MA 02379-1039